UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

MIM is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Portfolio management review
Delaware Minnesota Municipal Bond Funds	September 12, 2017

Performance preview (for the year ended August 31, 2017)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	+0.75%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+0.49%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+0.24%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Institutional Class shares)	1-year return	+0.61%
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+0.55%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+1.09%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+0.10%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 10.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.

Please see page 13 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	+1.09%
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+0.84%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+0.24%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 14.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).

Please see page 17 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

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Portfolio management review

Delaware Minnesota Municipal Bond Funds

Economic backdrop

The US economy continued its slow but steady expansion throughout the Funds’ fiscal year ended Aug. 31, 2017. The country’s gross domestic product (GDP) – a measure of national economic output – grew by an annualized 2.8% in the third quarter of 2016 and 1.8% in the fourth quarter. In the first two quarters of 2017, US GDP increased by 1.2% and 3.0%, respectively. Meanwhile, the employment picture continued to improve, with the national unemployment rate falling to 4.4% at the end of the fiscal year, down a half percentage point from September 2016. (Source: US Commerce Department.)

This combination of consistent economic growth, an improving employment picture and manageable inflation led the US Federal Reserve to raise its benchmark short-term interest rate by 0.25 percentage points on three separate occasions – in December, March, and June – bringing the federal funds rate to a range of 1.00%–1.25%, up from 0.25%–0.50% to start the fiscal year.

Municipal bond market conditions

In the first half of the Funds’ fiscal year, conditions were generally challenging for municipal bond investors. Initially, an increase in supply relative to demand for municipal securities tended to push down the prices of bonds and lift their yields (a bond’s price and yield move in opposite directions). In the fourth quarter of 2016, conditions dramatically worsened, especially following the US elections in November 2016. With the presidential victory of Donald Trump, expectations grew that Republicans would be able to swiftly execute their priority of cutting taxes, thus making tax-exempt bonds less compelling for residents of high-tax states.

Market conditions began to stabilize several weeks after the election, however. This stabilization continued throughout the rest of the Funds’ fiscal year, as the likelihood of a rapid,

transformative change in tax policy appeared to diminish. Coupled with tighter supply, the tax-exempt bond market generally strengthened through August 2017.

Against this backdrop, the municipal bond yield curve steepened, meaning that yields on long-term municipal bonds rose more quickly than those on short-dated municipal bonds, while longer-dated bonds tended to underperform shorter-dated issues.

The following table shows municipal bond returns by maturity for the 12 months ended Aug. 31, 2017:

Returns by maturity

5 years	1.44%
10 years	1.06%
22+ years	0.42%

Source: Bloomberg

Meanwhile, in continuation of a trend now in place for several years, lower-rated bonds generally outperformed their higher-quality counterparts. This trend is evident in the following table, which indicates municipal bond performance by credit quality rating for the Funds’ fiscal year:

Returns by credit rating

AAA	0.58%
AA	0.75%
A	1.06%
BBB	1.91%
BB and below	2.25%

Source: Bloomberg

Among the market’s strong-performing sectors, tobacco bonds led the way, as their credit spreads continued to narrow, and investors seemed increasingly comfortable assuming the credit risk inherent in these often lower-rated securities. Meanwhile, bonds issued by Puerto Rico, which, like tobacco bonds, tended to be found in the high yield municipal bond universe, struggled during the fiscal year as concerns mounted about the US territory’s credit quality.

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Focused on credit research

For the three Funds profiled in this report, we maintained a consistent management strategy. We do this regardless of underlying market conditions. We have a bottom-up investment approach, meaning we evaluate potential bond holdings one at a time. Working closely with our team’s municipal analysts, we conduct thorough research to find securities offering what we see as a desirable trade-off between income and credit risk.

Following this approach, to the extent possible in the Minnesota municipal bond marketplace, we are often led to bonds rated lower investment grade or below investment grade, where we look to find value for shareholders. During the fiscal year ended Aug. 31, 2017, roughly 24% of the net assets of Delaware Tax-Free Minnesota Fund were invested in bonds rated A and BBB, the two lowest rating tiers of the investment grade bond universe. Approximately 28% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund were invested in these credit tiers during the same time period.

In addition, both Funds had allocations to high yield municipal bonds, specifically those with credit ratings below BBB. By prospectus, both Funds are able to invest in these credit tiers, and we pay close attention to credit risk when selecting securities, focusing on those providing what we see as sufficiently high yields for the risk.

Meanwhile, the mandate of Delaware Minnesota High-Yield Municipal Bond Fund allows us to focus on high yield securities to a greater degree. Accordingly, as of Aug. 31, 2017, more than 30% of the Fund’s net assets were invested in bonds rated below investment grade.

Portfolio positioning

Throughout the fiscal year, we maintained a roughly neutral duration – or sensitivity to changes in interest rates – relative to the Funds’

respective benchmarks, seeking to add value through bond selection rather than by managing interest rate exposure.

When the municipal bond market sold off in the fourth quarter of 2016, we believed that the decline in bond prices was significantly greater than justified. Accordingly, we took advantage of opportunities to invest in bonds at prices we saw as undeservedly low relative to their credit risk. As the fiscal period progressed and the market became less concerned about the near-term likelihood of federal tax reform, many of these securities regained a portion of their lost value, adding to the Funds’ results.

Since the market recovered, we found it somewhat more challenging to find similarly attractively priced bonds. Accordingly, we became increasingly selective in our purchases, as we searched for bonds that offered yields sufficiently high to compensate us for their credit risk.

Particularly in calendar year 2017, we positioned the Funds’ portfolios for a flattening yield curve, because we anticipated that longer-duration bonds would outperform shorter-dated bonds. This view reflected our expectation for continued solid economic growth and subdued inflation – factors that we believed could put a ceiling on long-term interest rates and support the Funds’ positioning.

Proceeds for our purchases primarily came from a combination of new shareholder investments and bond calls. In addition, because of a significant amount of bond refinancing activity within the Minnesota marketplace, we saw a number of older, higher yielding bonds in the Funds get refunded, leaving the Funds with more cash than usual. A primary focus during the fiscal year was to reinvest these assets.

Because the Minnesota municipal bond market is relatively small and tends to be higher quality, we sometimes found it challenging to replace these credits with similarly high yielding bonds, given

3

Portfolio management review

Delaware Minnesota Municipal Bond Funds

historically low interest rates. We responded to this situation by investing in a variety of Minnesota issues, often of higher quality, that would allow the Funds to remain fully invested as we continued to search for compelling lower-rated bonds with higher income streams.

Notable performance factors

During the fiscal year, many of the Funds’ strongest individual contributors were bonds refunded by their issuers during the period, leading to significant price appreciation. For example, all three Funds benefited from an investment in nonrated bonds for The Homestead at Anoka, a senior living facility. Similarly, both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund benefited from owning lower-investment-grade bonds for HealthEast Care System, a network of healthcare facilities in and around St. Paul. In Delaware Minnesota High-Yield Municipal Bond Fund, bonds for Nova Classical Academy, a St. Paul charter school, added value, as these issues, refunded during the fiscal period, returned more than 10%.

On the negative side, Guam Waterworks Authority bonds hampered all three Funds. As concern mounted about the credit quality of Puerto Rico and the US Virgin Islands, bonds issued by another US territory, Guam, declined in sympathy. We had more confidence in Guam’s underlying credit quality, however, and liked that the Guam Waterworks bonds were backed by a strong covenant.

In Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the largest individual detractors were bonds for Stride Academy Charter School in St. Cloud, Minn. These securities struggled as the school experienced management challenges and its certifying organization put it on probation. This caused the bonds’ credit spreads to widen. Late in the Funds’ fiscal year, the school, under new management, received a one-year reprieve as it sought to work out its difficulties, causing the bonds’ performance to stabilize. As of fiscal year end, we were closely monitoring the situation.

Meanwhile, an investment in bonds for Cologne Academy, a charter school in Cologne, Minn., also hampered Delaware Tax-Free Minnesota Intermediate Fund as the price of these securities declined during the fiscal year. Despite its negative return, at period end we continued to see this credit as fundamentally sound.

Minnesota economic backdrop

Minnesota has a fundamentally sound economy and is not dependent on any one sector. Employment is diverse, with a mix of manufacturing, services, and trade similar to the United States. Other relevant notes:

●	August 2017 non-farm employment of 2.95 million was up 1.5% from a year earlier.

●	The state’s unemployment rate of 3.8% in August 2017 was well below the national average of 4.4%.

●	Over the past five years, per capita personal income levels for Minnesota have consistently been above the national average ranging between 105%-108%, with the most recent measurement period continuing this trend at 106% of the national average.

●	Minnesota operates on a biennial basis. Fiscal year 2017 General Fund revenues are estimated to total $20.95 billion, 0.5% below projections but 0.3% greater than fiscal 2016 revenues.

●	Weak income taxes that were 2.3% less than budget more than offset sales and corporate taxes which exceeded estimates by 0.2% and 5.2%, respectively.

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●	The state approved a biennial budget for fiscal 2018 and 2019 totaling $45.56 billion, an 8.9% increase over the prior biennial budget. Although the General Fund budgetary balance is expected to decline to $163 million, the state still maintains a $1.6 billion reserve.

Data: bls.gov, bea.gov, ncsl.org, Minnesota Management and Budget.

5

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. Feb. 27, 1984)
Excluding sales charge	+0.49%	+2.85%	+4.34%	+6.33%
Including sales charge	-4.05%	+1.92%	+3.86%	+6.19%
Class C (Est. May 4, 1994)
Excluding sales charge	-0.25%	+2.09%	+3.56%	+4.15%
Including sales charge	-1.22%	+2.09%	+3.56%	+4.15%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.75%	n/a	n/a	+4.78%
Including sales charge	+0.75%	n/a	n/a	+4.78%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

6

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s,

Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.95%	1.70%	0.70%
(without fee waivers)
Net expenses	0.85%	1.60%	0.60%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

7

Performance summaries

Delaware Tax-Free Minnesota Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free Minnesota Fund — Class A shares	$9,550	$14,603

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882
Delaware Tax-Free Minnesota Fund — Institutional Class shares	$10,000	$11,868

8

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 6 through 9.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

9

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 27, 1985)
Excluding sales charge	+0.55%	+2.40%	+3.83%	+4.81%
Including sales charge	-2.19%	+1.82%	+3.54%	+4.72%
Class C (Est. May 4, 1994)
Excluding sales charge	-0.39%	+1.52%	+2.95%	+3.37%
Including sales charge	-1.36%	+1.52%	+2.95%	+3.37%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.61%	n/a	n/a	+3.76%
Including sales charge	+0.61%	n/a	n/a	+3.76%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	+1.09%	+2.93%	+4.60%	+4.07*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Sept. 1, 2016, through Aug. 31, 2017.** Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

**	The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

10

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions

change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.69% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.97%	1.72%	0.72%
Net expenses (including fee waivers, if any)	0.84%	1.69%	0.69%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

11

Performance summaries

Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,674
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$14,162

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$11,576
Delaware Tax-Free Minnesota Intermediate Fund — Institutional Class shares	$10,000	$11,449

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1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 13.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

13

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+0.84%	+3.16%	+4.57%	+5.15%
Including sales charge	-3.66%	+2.21%	+4.09%	+4.92%
Class C (Est. June 7, 1996)
Excluding sales charge	+0.09%	+2.39%	+3.78%	+4.37%
Including sales charge	-0.89%	+2.39%	+3.78%	+4.37%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+1.09%	n/a	n/a	+5.17%
Including sales charge	+1.09%	n/a	n/a	+5.17%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 15. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

14

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions

change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.64% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.98%	1.73%	0.73%
Net expenses (including fee waivers, if any)	0.89%	1.64%	0.64%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

15

Performance summaries

Delaware Minnesota High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Minnesota High-Yield Municipal Bond Fund — Class A shares	$9,550	$14,926

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Delaware Minnesota High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$12,027
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882

16

1 The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 15. Please note additional details on pages 14 through 17.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

17

Disclosure of Fund expenses

For the six-month period from March 1, 2017 to August 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2017 to Aug. 31, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

18

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,031.90	0.85%	$4.35
Class C	1,000.00	1,027.90	1.60%	8.18
Institutional Class	1,000.00	1,033.20	0.60%	3.07

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,031.40	0.84%	$4.30
Class C	1,000.00	1,026.10	1.69%	8.63
Institutional Class	1,000.00	1,031.20	0.69%	3.53

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,016.69	1.69%	8.59
Institutional Class	1,000.00	1,021.73	0.69%	3.52

19

Disclosure of Fund expenses

For the six-month period from March 1, 2017 to August 31, 2017 (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,038.70	0.89%	$4.57
Class C	1,000.00	1,033.80	1.64%	8.41
Institutional Class	1,000.00	1,039.00	0.64%	3.29

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class C	1,000.00	1,016.94	1.64%	8.34
Institutional Class	1,000.00	1,021.98	0.64%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

20

Security type / sector / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.48%
Corporate-Backed Revenue Bonds	1.70%
Education Revenue Bonds	14.63%
Electric Revenue Bonds	6.56%
Healthcare Revenue Bonds	25.09%
Housing Revenue Bonds	0.50%
Lease Revenue Bonds	2.97%
Local General Obligation Bonds	10.90%
Pre-Refunded/Escrowed to Maturity Bonds	17.16%
Special Tax Revenue Bonds	1.68%
State General Obligation Bonds	10.78%
Transportation Revenue Bonds	4.35%
Water & Sewer Revenue Bonds	2.16%
Short-Term Investments	1.43%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	99.21%
US Virgin Islands	0.38%
Total Value of Securities	99.91%

21

Security type / sector / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.59%
Corporate-Backed Revenue Bond	0.75%
Education Revenue Bonds	16.32%
Electric Revenue Bonds	8.68%
Healthcare Revenue Bonds	24.47%
Housing Revenue Bonds	0.31%
Lease Revenue Bonds	6.41%
Local General Obligation Bonds	7.08%
Pre-Refunded/Escrowed to Maturity Bonds	14.82%
Special Tax Revenue Bonds	0.58%
State General Obligation Bonds	13.84%
Transportation Revenue Bonds	3.81%
Water & Sewer Revenue Bonds	1.52%
Short-Term Investment	0.75%
Total Value of Securities	99.34%
Receivables and Other Assets Net of Liabilities	0.66%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.33%
Minnesota	99.01%
Total Value of Securities	99.34%

22

Security type / sector / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.99%
Corporate-Backed Revenue Bonds	3.02%
Education Revenue Bonds	20.82%
Electric Revenue Bonds	8.28%
Healthcare Revenue Bonds	27.24%
Housing Revenue Bonds	1.56%
Lease Revenue Bonds	2.88%
Local General Obligation Bonds	11.88%
Pre-Refunded Bonds	9.64%
Special Tax Revenue Bonds	3.03%
State General Obligation Bonds	5.96%
Transportation Revenue Bonds	3.35%
Water & Sewer Revenue Bonds	1.33%
Short-Term Investments	0.29%
Total Value of Securities	99.28%
Receivables and Other Assets Net of Liabilities	0.72%
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.32%
Minnesota	98.96%
Total Value of Securities	99.28%

23

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.48%

Corporate-Backed Revenue Bonds – 1.70%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	$7,987,280
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,790,000	1,608,512

		9,595,792

Education Revenue Bonds – 14.63%
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,360,502
Series A 5.00% 3/1/39	385,000	398,625
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,503
Series A 5.00% 7/1/45	1,390,000	1,427,113
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,132,040
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,617,250
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	580,000	624,498
Series A 5.75% 8/1/44	1,190,000	1,288,306
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	779,726
Series A 5.00% 7/1/47	2,290,000	2,311,022
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	596,861
Series A 5.00% 7/1/44	1,770,000	1,800,621
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	926,108
Series A 5.00% 7/1/47	2,300,000	2,337,214
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	484,255
5.50% 8/1/49	2,260,000	2,340,953
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,237,101

24

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	$1,570,731
5.00% 5/1/37	1,250,000	1,406,963
5.00% 5/1/47	250,000	278,133
(Carleton College)
4.00% 3/1/35	1,000,000	1,089,900
4.00% 3/1/36	415,000	450,516
5.00% 3/1/34	225,000	271,669
5.00% 3/1/44	2,085,000	2,461,488
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,032,770
(Gustavus Adolphus College) 5.00% 10/1/47	4,850,000	5,593,796
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	402,469
Series 7-Q 5.00% 10/1/24	475,000	544,777
Series 7-Q 5.00% 10/1/27	200,000	224,614
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	583,000
Series 8-I 5.00% 10/1/33	250,000	290,123
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	785,421
Series 8-G 5.00% 12/1/32	670,000	783,257
Series 8-N 4.00% 10/1/35	500,000	543,635
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,937,178
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,142,700
Series 7-U 5.00% 4/1/23	550,000	652,333
Series 8-L 5.00% 4/1/35	750,000	870,135
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	541,804
Series A 5.00% 9/1/44	1,165,000	1,199,647
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,034,865
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	621,180
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,989,988

25

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	$152,706
Series A 144A 5.50% 7/1/52 #	735,000	739,373
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,750,647
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,486,642
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,108,159
Series A 5.00% 4/1/35	3,175,000	3,790,093
Series A 5.00% 4/1/36	2,650,000	3,156,627
Series A 5.25% 12/1/28	1,000,000	1,134,640
Series A 5.25% 12/1/29	1,850,000	2,099,084
Series D 5.00% 12/1/27	1,000,000	1,155,090
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,631,568

		82,429,419

Electric Revenue Bonds – 6.56%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,349,341
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,069,120
5.00% 10/1/29	395,000	467,099
5.00% 10/1/30	500,000	587,855
5.00% 10/1/33	1,205,000	1,404,524
Series A 5.00% 10/1/30	1,060,000	1,246,253
Series A 5.00% 10/1/34	750,000	871,013
Series A 5.00% 10/1/35	1,525,000	1,767,841
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	652,709
5.00% 1/1/30	520,000	614,229
Series A 5.00% 1/1/25	125,000	146,153
Series A 5.00% 1/1/26	425,000	493,153
Series A 5.00% 1/1/31	520,000	585,900
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,642,278
Series A 5.00% 12/1/47	2,265,000	2,654,399
Series B 5.00% 12/1/27	295,000	352,549
Series B 5.00% 12/1/28	275,000	327,717
Series B 5.00% 12/1/31	1,365,000	1,607,929
Series B 5.00% 12/1/33	300,000	350,892

26

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	$1,498,745
Series A 5.00% 1/1/46	2,000,000	2,277,100
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,317,900
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,165,300
Series A 5.00% 1/1/34	4,000,000	4,648,360
Series A 5.00% 1/1/40	1,250,000	1,439,063
Series A 5.00% 1/1/46	3,000,000	3,436,680

		36,974,102

Healthcare Revenue Bonds – 25.09%
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living Campus)
6.00% 7/1/35	1,500,000	1,517,520
6.20% 7/1/45	2,000,000	2,023,720
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,119,162
5.375% 11/1/34	320,000	335,274
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,768,746
4th Tier Series D 7.00% 1/1/37	1,665,000	1,646,901
4th Tier Series D 7.25% 1/1/52	2,500,000	2,480,875
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,250,000	2,257,290
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	584,745
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	287,221
Series A 144A 5.00% 8/1/46 #	2,380,000	2,425,577
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	744,563
Series A 5.00% 4/1/40	705,000	717,676
Series A 5.00% 4/1/48	315,000	317,696

27

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	$2,014,077
6.00% 6/15/39	3,570,000	3,909,043
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,251,275
5.40% 8/1/40	1,000,000	1,001,250
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	536,655
4.00% 4/1/25	660,000	708,101
4.00% 4/1/31	60,000	62,996
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	681,694
5.75% 2/1/44	500,000	519,900
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,592,059
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,084,680
5.00% 5/1/27	1,400,000	1,699,796
5.00% 5/1/29	1,000,000	1,184,860
5.00% 5/1/30	850,000	1,001,351
5.00% 5/1/31	500,000	585,185
5.00% 5/1/32	500,000	582,895
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,140,550
5.00% 9/1/32	1,000,000	1,134,470
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	581,320
Series A 5.00% 11/15/34	500,000	579,725
Series A 5.00% 11/15/44	1,000,000	1,136,680
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,835,253
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	517,660
5.25% 11/1/45	1,950,000	2,017,392
5.375% 11/1/50	455,000	470,666

28

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	$1,899,851
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,281,657
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,120,827
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,490,450
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,609,626
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	451,487
Series A 5.00% 11/1/32	330,000	343,217
Series A 5.00% 11/1/42	1,250,000	1,291,375
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,325,233
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,681,468
Series D Remarketing 5.00% 11/15/38	6,405,000	6,934,886
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	348,303
5.00% 7/1/33	650,000	730,912
5.875% 7/1/30	1,850,000	2,046,193
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,353,933
Series A 5.30% 9/1/37	1,200,000	1,257,180
Series A 6.375% 9/1/42	2,435,000	2,439,286
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,362,811
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	982,554
5.00% 9/1/24	575,000	691,587
5.00% 9/1/25	750,000	893,407
5.00% 9/1/26	575,000	679,328
5.00% 9/1/27	405,000	473,425
5.00% 9/1/28	425,000	492,345
5.00% 9/1/29	425,000	488,231

29

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/34	730,000	$825,009
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,032,801
Series A 5.00% 5/1/46	7,715,000	8,808,678
Unrefunded Balance 5.125% 5/1/30	740,000	804,040
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	3,086,793
(Fairview Health Services)
Series A 4.00% 11/15/43	2,080,000	2,186,766
Series A 5.00% 11/15/47	1,560,000	1,814,576
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,200,000	2,586,474
Series A 5.00% 7/1/32	2,500,000	2,891,975
Series A 5.00% 7/1/33	1,260,000	1,452,755
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,138,781
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,390
Series A 5.375% 5/1/43	500,000	500,290
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,117,998
Series A 5.75% 11/1/39	2,365,000	2,519,671
Series A 6.00% 5/1/47	3,685,000	3,918,997
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	909,185
4.65% 7/1/26	540,000	577,784
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	515,285
5.125% 12/1/44	1,605,000	1,651,850
5.25% 12/1/49	750,000	771,367

		141,337,536

30

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bonds – 0.50%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program) Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,375,000	$1,463,385
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,346,412

		2,809,797

Lease Revenue Bonds – 2.97%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,435,113
Series A 5.00% 6/1/43	3,835,000	4,376,272
Series B 5.00% 3/1/28	2,500,000	2,892,425
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,791,737
Series C 5.00% 8/1/35	1,645,000	1,904,499
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,349,466

		16,749,512

Local General Obligation Bonds – 10.90%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	528,880
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,245,773
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,039,729
Series A 4.00% 2/1/29	1,800,000	2,015,874
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,357,685
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,191,180
Series A 5.00% 2/1/33	3,585,000	4,252,419
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	181,651
Series A 4.00% 2/1/28	1,250,000	1,401,987
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	6,917,595

31

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	$4,539,135
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,404,317
Series A 5.00% 12/1/36	3,065,000	3,697,003
Series B 5.00% 12/1/30	1,000,000	1,237,320
Series C 5.00% 12/1/28	1,500,000	1,954,050
Series C 5.00% 12/1/30	2,745,000	3,396,443
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis-St.Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,556,020
Series C 4.00% 3/1/32	3,225,000	3,643,476
South Washington County Independent School District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,539,575
Series A 4.75% 2/1/26	3,600,000	3,656,988
Series A 4.75% 2/1/27	2,300,000	2,336,409
St Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,301,652

		61,395,161

Pre-Refunded/Escrowed to Maturity Bonds – 17.16%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,136,100
Series A 7.00% 11/1/46-19§	1,220,000	1,386,042
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,291,619
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	10,207,440
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	17,879,188
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,208,170
Series B 6.50% 11/15/38-18 (AGC)§	175,000	186,891
Minneapolis Revenue
(National Marrow Donor Program Project)
4.875% 8/1/25-18§	6,430,000	6,667,267
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	6,000,000	6,276,600

32

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
7.375% 12/1/41-19§	5,220,000	$5,587,488
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,074,430
5.50% 5/1/39-19 (AGC)§	6,000,000	6,458,940
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	12,025,000	13,089,814
Series C 5.75% 7/1/30-18§	2,035,000	2,119,859
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29-19§	2,780,000	3,042,349
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,140,758
Series A 5.00% 11/15/30-25§	670,000	839,899
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,071,500

		96,664,354

Special Tax Revenue Bonds – 1.68%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B 5.00% 12/15/24	1,150,000	1,164,214
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,408,990
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	270,007
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	759,865
Series G 5.00% 11/1/31	1,500,000	1,735,020
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,124,200

		9,462,296

State General Obligation Bonds – 10.78%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,354,068
Series A 5.00% 8/1/29	1,500,000	1,824,165
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,280,156

33

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	$6,021,080
Series D 5.00% 8/1/24	4,500,000	5,557,095
Series D 5.00% 8/1/26	6,000,000	7,611,420
Series D 5.00% 8/1/27	2,500,000	3,141,650
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,780,800
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,774,105
Series A 5.00% 8/1/30	4,200,000	5,049,408
Series A 5.00% 8/1/32	2,755,000	3,290,297
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,058,054

		60,742,298

Transportation Revenue Bonds – 4.35%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,363,800
Series C 5.00% 1/1/29	350,000	433,269
Series C 5.00% 1/1/33	850,000	1,025,109
Series C 5.00% 1/1/36	600,000	715,890
Series C 5.00% 1/1/41	600,000	706,116
Series C 5.00% 1/1/46	1,595,000	1,867,107
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,150,620
Series B 5.00% 1/1/26	575,000	660,945
Series B 5.00% 1/1/27	1,160,000	1,332,330
Series B 5.00% 1/1/28	2,750,000	3,156,037
Series B 5.00% 1/1/29	120,000	137,609
Series B 5.00% 1/1/30	1,675,000	1,881,795
Series B 5.00% 1/1/31	1,750,000	1,961,417
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	1,973,467
Series A 5.00% 8/1/35	1,145,000	1,148,584
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,581,165
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,378,336

		24,473,596

Water & Sewer Revenue Bonds – 2.16%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,802,181

34

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	$2,662,296
Series B 5.00% 9/1/25	2,000,000	2,371,660
Series E 5.00% 9/1/23	2,000,000	2,361,700
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,957,400

		12,155,237

Total Municipal Bonds (cost $527,951,022)		554,789,100

Short-Term Investments – 1.43%

Variable Rate Demand Notes – 1.43%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.79% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Series B-2 0.79% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,350,000	1,350,000
(Children’s Hospitals & Clinics)
Series A-II 0.75% 8/15/37 (AGM) (SPA – US Bank N.A.)	775,000	775,000
Series B 0.75% 8/15/25 (AGM) (SPA – US Bank N.A.)	4,950,000	4,950,000

Total Short-Term Investments (cost $8,075,000)		8,075,000

Total Value of Securities – 99.91% (cost $536,026,022)		$562,864,100

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $8,248,254, which represents 1.46% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

35

Schedules of investments

Delaware Tax-Free Minnesota Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

36

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.59%

Corporate-Backed Revenue Bond – 0.75%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	$748,807

		748,807

Education Revenue Bonds – 16.32%
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	506,568
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	321,943
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	452,222
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	555,573
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	320,000	313,869
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	523,225
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	540,923
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	599,734
(Carleton College) 5.00% 3/1/34	275,000	332,041
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	513,831
5.00% 10/1/35	555,000	652,930
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	491,725
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	336,889
Series 6-U 4.50% 10/1/23	265,000	274,967
Series 8-I 5.00% 10/1/31	130,000	151,992
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	146,534
Series 8-G 5.00% 12/1/32	125,000	146,130
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,045,930
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,546,258
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	325,000	345,475
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	340,000	347,864

37

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	$142,432
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	268,421
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,128,720
Series A 5.00% 4/1/37	1,125,000	1,337,209
Series A 5.25% 12/1/28	750,000	850,980
Series D 5.00% 12/1/26	1,000,000	1,156,440
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,000,000	1,231,800

		16,262,625

Electric Revenue Bonds – 8.68%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,219,129
Series E 5.00% 1/1/23	1,000,000	1,132,800
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	296,840
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	591,265
Series A 5.00% 10/1/30	240,000	282,170
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	178,296
5.00% 1/1/31	350,000	410,841
Series A 5.00% 1/1/25	200,000	233,844
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	369,264
Series A 5.00% 12/1/29	500,000	611,225
Series A 5.00% 12/1/31	575,000	696,210
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,621,925

		8,643,809

Healthcare Revenue Bonds – 24.47%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	282,887
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	504,905
3rd Tier Series C 5.00% 1/1/32	420,000	422,570

38

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	$717,972
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	492,379
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	816,517
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,660
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	287,917
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	725,000	730,126
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	304,215
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	521,170
5.00% 5/1/28	1,000,000	1,202,690
(North Memorial Health Care) 5.00% 9/1/31	320,000	364,976
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	581,320
Series A 5.00% 11/15/34	500,000	579,725
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	742,588
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	548,720
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,489,055
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,105,350
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Remarketing) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	2,739,075
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,051,549
(Olmsted Medical Center Project) 5.125% 7/1/20	630,000	679,493

39

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	$1,132,435
Series A 6.125% 9/1/30	845,000	846,318
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	580,457
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance
5.125% 5/1/30	360,000	391,154
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	975,000	1,065,353
(Fairview Health Services)
Series A 4.00% 11/15/43	370,000	388,992
Series A 5.00% 11/15/47	275,000	319,877
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,735,185
5.00% 7/1/33	200,000	230,596
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	509,345
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	515,285

		24,380,856

Housing Revenue Bonds – 0.31%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	20,000	20,052
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	288,517

		308,569

Lease Revenue Bonds – 6.41%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,262,899
Series A 5.00% 6/1/43	715,000	815,915
Series B 5.00% 3/1/27	1,000,000	1,158,870
Minnesota Housing Finance Agency
(Housing Infrastructure) Series C 5.00% 8/1/36	1,000,000	1,157,750
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,104,970

40

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	$882,235

		6,382,639

Local General Obligation Bonds – 7.08%
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/27	445,000	507,122
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	280,397
Hennepin County
Series A 5.00% 12/1/26	1,000,000	1,275,500
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	643,959
Series C 4.00% 3/1/32	585,000	660,909
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,036,591
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	617,065
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,035,560

		7,057,103

Pre-Refunded/Escrowed to Maturity Bonds – 14.82%
Anoka County Capital Improvement
Series C 5.00% 2/1/27-18§	500,000	507,985
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34-19§	750,000	852,960
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	500,000	507,130
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22-19§	1,000,000	1,044,030
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A
6.625% 11/15/28-18§	1,500,000	1,604,085
Minnesota
(Various Purposes) Series A 5.00% 12/1/21-19§	500,000	545,650
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (AGC)	1,170,000	1,200,046

41

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
4.50% 6/1/25-19 (AGC)§	1,000,000	$1,063,920
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,046,100
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23-18§	1,000,000	1,013,280
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
6.875% 12/1/29-19§	950,000	1,014,087
South Washington County Independent School District No. 833 (School Building)
Series A 4.00% 2/1/22-18§	750,000	759,533
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,084,020
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,121,729
(Gillette Children’s Specialty Project) 5.00% 2/1/27-19§	1,000,000	1,042,220
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	206,841
Series A 5.00% 11/15/30-25§	120,000	150,430

		14,764,046

Special Tax Revenue Bonds – 0.58%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	109,810
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	468,420

		578,230

State General Obligation Bonds – 13.84%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,984,196
Series A 5.00% 8/1/29	1,000,000	1,216,110
Series D 5.00% 8/1/26	4,500,000	5,708,565
Series D 5.00% 8/1/27	1,500,000	1,884,990
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	463,856
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,337,616
Series F 5.00% 10/1/22	1,000,000	1,189,290

		13,784,623

42

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 3.81%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	$1,054,210
Subordinate
Series B 5.00% 1/1/26	710,000	816,124
Series B 5.00% 1/1/31	750,000	840,607
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,080,180

		3,791,121

Water & Sewer Revenue Bonds – 1.52%
Guam Government Waterworks Authority
5.00% 1/1/46	305,000	329,141
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,182,960

		1,512,101

Total Municipal Bonds (cost $93,955,449)		98,214,529

Short-Term Investment – 0.75%

Variable Rate Demand Note - 0.75%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2
0.79% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	750,000	750,000

Total Short-Term Investment (cost $750,000)		750,000

Total Value of Securities – 99.34% (cost $94,705,449)		$98,964,529

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $980,286, which represents 0.98% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

43

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

44

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.99%

Corporate-Backed Revenue Bonds – 3.02%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	$1,747,217
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,950,000	3,549,509

		5,296,726

Education Revenue Bonds – 20.82%
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,314,945
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,503
Series A 5.00% 7/1/45	230,000	236,141
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,066,020
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	1,033,500
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.75% 8/1/44	585,000	633,327
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	239,524
Series A 5.00% 7/1/47	710,000	716,518
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	660,913
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	169,797
Series A 5.00% 7/1/44	495,000	503,563
Independence Charter School Lease Revenue
(Beacon Academy Project) Series A 5.00% 7/1/46	625,000	613,025
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,030,170
Series A 5.00% 7/1/47	800,000	812,944
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	824,264
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,668,795
(Carleton College) 4.00% 3/1/37	635,000	687,699
(Gustavus Adolphus College) 5.00% 10/1/47	750,000	865,020

45

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	$272,687
4.00% 5/1/25	200,000	215,614
4.00% 5/1/26	100,000	106,787
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	368,618
Series 7-Q 5.00% 10/1/26	280,000	316,103
(St. John’s University)
Series 6-U 4.75% 10/1/33	825,000	854,395
Series 8-I 5.00% 10/1/34	215,000	248,495
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	240,315
Series 8-G 5.00% 12/1/32	205,000	239,653
Series 8-N 4.00% 10/1/34	800,000	873,824
Series 8-N 4.00% 10/1/35	590,000	641,489
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	783,727
(University of St. Thomas) Series 7-A 5.00% 10/1/39	1,000,000	1,071,350
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,477,677
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	870,000	924,810
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	532,440
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,790,478
(Great River School Project) Series A 144A
5.50% 7/1/52 #	265,000	266,577
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	523,590
Series A 6.00% 9/1/51	500,000	528,830
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,274,775
Series A 4.125% 9/1/47	500,000	500,185
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	451,582
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,551,705
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,533,791
Series A 5.125% 4/1/34	1,000,000	1,064,590

46

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.25% 12/1/28	1,500,000	$1,701,960
(State Supported Stadium Debt) Series A 5.00% 8/1/26	1,500,000	1,847,700

		36,539,415

Electric Revenue Bonds – 8.28%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,646,580
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	415,576
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	575,696
Series A 5.00% 12/1/26	360,000	415,696
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	197,147
5.00% 10/1/47	745,000	860,117
Series A 5.00% 10/1/28	500,000	594,510
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	618,925
5.00% 1/1/28	500,000	598,475
5.00% 1/1/29	470,000	558,661
Series A 5.00% 1/1/24	335,000	394,499
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	537,453
Series A 5.00% 12/1/35	500,000	595,360
Series A 5.00% 12/1/36	520,000	617,765
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	457,632
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	588,475
Series A 5.00% 1/1/33	1,750,000	2,039,275
Series A 5.00% 1/1/34	450,000	522,941
Series A 5.00% 1/1/40	2,000,000	2,302,500

		14,537,283

Healthcare Revenue Bonds – 27.24%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	406,968
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,045,310

47

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	$538,314
4th Tier Series D 7.00% 1/1/37	515,000	509,402
4th Tier Series D 7.25% 1/1/52	1,500,000	1,488,525
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,775,000	1,780,751
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	750,000	755,827
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	862,461
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	883,589
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	341,683
Series A 5.00% 4/1/40	315,000	320,664
Series A 5.00% 4/1/48	185,000	186,584
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	816,517
6.00% 6/15/39	1,000,000	1,094,970
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	194,239
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	774,653
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	456,323
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,203,903
5.00% 5/1/26	1,300,000	1,568,710
5.00% 5/1/29	500,000	592,430
(North Memorial Health Care) 5.00% 9/1/30	610,000	701,189
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	581,320
Series A 5.00% 11/15/34	500,000	579,725

48

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/44	1,000,000	$1,136,680
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	222,776
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,758,531
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	505,458
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,593,345
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	514,000
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	192,789
Series A 6.875% 12/1/48	800,000	892,680
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,855,997
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	407,351
5.00% 7/1/27	245,000	283,521
5.00% 7/1/28	225,000	258,975
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,188,367
Series A 6.25% 9/1/36	925,000	926,647
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	832,829
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	139,598
5.00% 9/1/34	105,000	118,666
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,440,000	1,541,174
Unrefunded Balance 5.125% 5/1/30	15,000	16,298
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	678,108
Series A 5.00% 11/15/47	485,000	564,147

49

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project)
Series A 4.00% 7/1/33	1,320,000	$1,404,850
Series A 5.00% 7/1/32	900,000	1,041,111
Series A 5.00% 7/1/33	1,540,000	1,775,589
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,721,267
Series A 5.15% 11/1/42	775,000	782,510
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,580
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,894
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,545,060
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	276,838
Series A 5.75% 11/1/39	590,000	628,586
Series A 6.00% 5/1/47	920,000	978,420
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	230,000	230,736
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,285,613

		47,809,048

Housing Revenue Bonds – 1.56%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	565,000	565,350
Minneapolis – St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	13,197	13,216
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	114,624
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,290,733

50

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	$750,225

		2,734,148

Lease Revenue Bonds – 2.88%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	2,009,157
Series A 5.00% 6/1/43	1,000,000	1,141,140
Series B 5.00% 3/1/21	250,000	284,375
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,625,793

		5,060,465

Local General Obligation Bonds – 11.88%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,747,248
Duluth
(DECC Improvement) Series A 5.00% 2/1/34	1,000,000	1,181,190
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	499,541
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,656,067
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,867
Hennepin County
Series A 5.00% 12/1/26	750,000	956,625
Series A 5.00% 12/1/36	1,500,000	1,809,300
Series C 5.00% 12/1/37	2,500,000	3,008,625
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,201,540
Series A 5.00% 2/1/29	1,000,000	1,192,440
Series A 5.00% 2/1/30	445,000	527,040
Series A 5.00% 2/1/31	1,000,000	1,176,410
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,099,859
Series C 4.00% 3/1/32	1,000,000	1,129,760
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,553,340

		20,847,852

51

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds – 9.64%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A
7.00% 11/1/46-19§	1,650,000	$1,874,565
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	606,945
Hennepin County Sales Tax Revenue
(First Lien-Ballpark Project) Series A
5.00% 12/15/24-17§	1,000,000	1,012,540
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	2,031,841
Series B 6.50% 11/15/38-18 (AGC)§	40,000	42,718
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24-18 (AGC)§	1,000,000	1,031,740
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 7-D 5.00% 3/1/40-19§	1,055,000	1,120,231
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,067,460
Series A 7.375% 12/1/41-19§	375,000	401,400
South Washington County Independent School District No. 833
(School Building) Series A 4.75% 2/1/27-18§	1,500,000	1,523,745
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,614,735
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,182,543
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	1,816,320
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	344,735
Series A 5.00% 11/15/30-25§	205,000	256,984

		16,928,502

52

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 3.03%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	$1,518,900
Series B 5.00% 12/15/24	1,000,000	1,012,360
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	268,110
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	204,420
4.00% 3/1/30	260,000	260,562
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	705,677
4.00% 3/1/27	650,000	650,130
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	702,630

		5,322,789

State General Obligation Bonds – 5.96%
Minnesota
Series A 5.00% 8/1/24	500,000	617,455
Series A 5.00% 8/1/27	2,175,000	2,680,513
Series A 5.00% 8/1/29	1,000,000	1,216,110
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,141,812
Series D 5.00% 8/1/26	1,000,000	1,268,570
Series D 5.00% 8/1/27	1,000,000	1,256,660
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,287,085

		10,468,205

Transportation Revenue Bonds – 3.35%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,508,392
Series C 5.00% 1/1/46	185,000	216,561
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,125,190
Series A 5.00% 1/1/32	500,000	580,725
Series B 5.00% 1/1/29	2,130,000	2,442,556

		5,873,424

Water & Sewer Revenue Bonds – 1.33%
Guam Government Waterworks Authority
5.00% 1/1/46	515,000	555,762

53

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	$1,774,440

		2,330,202

Total Municipal Bonds (cost $168,147,707)		173,748,059

Short-Term Investments – 0.29%

Variable Rate Demand Notes - 0.29%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospitals & Clinics)
Series A-II
0.75% 8/15/37 (AGM) (SPA - US Bank N.A.)	400,000	400,000
Series B
0.75% 8/15/25 (AGM) (SPA - US Bank N.A.)	100,000	100,000

Total Short-Term Investments (cost $500,000)		500,000

Total Value of Securities – 99.28% (cost $168,647,707)		$174,248,059

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $5,624,485, which represents 3.20% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

N.A. – National Association

54

Summary of abbreviations (continued):

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

55

Statements of assets and liabilities
August 31, 2017

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Assets:
Investments, at value[1]	$554,789,100	$98,214,529	$173,748,059
Short-term investments, at value[2]	8,075,000	750,000	500,000
Cash	3,901,492	919,192	597,957
Interest receivable	6,492,890	954,108	1,985,131
Receivable for securities sold	3,991,456	700,877	1,237,486
Receivable for fund shares sold	821,715	223,725	78,058

Total assets	578,071,653	101,762,431	178,146,691

Liabilities:
Payable for securities purchased	12,928,121	1,857,748	2,093,418
Payable for fund shares redeemed	893,528	132,256	266,325
Distribution payable	398,885	62,336	99,222
Investment management fees payable to affiliates	214,998	37,864	68,444
Distribution fees payable to affiliates	133,439	18,885	48,392
Other accrued expenses	113,825	26,906	41,931
Dividend disbursing and transfer agent fees and expenses payable to affiliates	9,448	1,670	2,939
Audit and tax fees payable	4,584	4,584	4,584
Trustees’ fees and expenses payable to affiliates	3,192	565	992
Accounting and administration expenses payable to affiliates	2,199	389	684
Reports and statements to shareholders expenses payable to affiliates	1,077	79	140
Legal fees payable to affiliates	450	191	333

Total liabilities	14,703,746	2,143,473	2,627,404

Total Net Assets	$563,367,907	$99,618,958	$175,519,287

Net Assets Consist of:
Paid-in capital	$534,694,948	$95,167,497	$173,691,574
Distributions in excess of net investment income	(215,430)	(786)	—
Accumulated net realized gain (loss) on investments	2,050,311	193,167	(3,772,639)
Net unrealized appreciation of investments	26,838,078	4,259,080	5,600,352

Total Net Assets	$563,367,907	$99,618,958	$175,519,287

56

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$423,496,606	$68,933,845	$98,491,104
Shares of beneficial interest outstanding, unlimited authorization, no par	33,759,895	6,172,145	9,054,603
Net asset value per share	$12.54	$11.17	$10.88
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.13	$11.49	$11.39

Class C:
Net assets	$51,044,989	$11,884,864	$32,223,376
Shares of beneficial interest outstanding, unlimited authorization, no par	4,056,194	1,061,925	2,956,573
Net asset value per share	$12.58	$11.19	$10.90

Institutional Class:
Net assets	$88,826,312	$18,800,249	$44,804,807
Shares of beneficial interest outstanding, unlimited authorization, no par	7,082,312	1,682,684	4,120,300
Net asset value per share	$12.54	$11.17	$10.87

[1] Investments, at cost	$527,951,022	$93,955,449	$168,147,707

[2] Short-term investments, at cost	8,075,000	750,000	500,000

See accompanying notes, which are an integral part of the financial statements.

57

Statements of operations
Year ended August 31, 2017

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$22,074,512	$3,651,039	$7,008,870

Expenses:
Management fees	3,060,654	502,946	970,954
Distribution expenses — Class A	1,109,574	179,533	272,165
Distribution expenses — Class C	519,400	124,205	336,287
Dividend disbursing and transfer agent fees and expenses	391,534	79,256	140,976
Accounting and administration expenses	166,993	33,399	55,414
Registration fees	65,292	24,586	16,102
Legal fees	57,238	11,130	18,262
Reports and statements to shareholders	48,394	17,402	17,621
Audit and tax fees	43,096	43,826	43,860
Trustees’ fees and expenses	27,255	4,887	8,568
Custodian fees	22,786	4,470	8,567
Other	42,566	18,928	25,701

	5,554,782	1,044,568	1,914,477
Less expenses waived	(549,537)	(46,069)	(173,787)
Less waived distribution expenses — Class A	—	(71,813)	—
Less expenses paid indirectly	(2,074)	(330)	(1,752)

Total operating expenses	5,003,171	926,356	1,738,938

Net Investment Income	17,071,341	2,724,683	5,269,932

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,679,670	272,027	809,652
Net change in unrealized appreciation (depreciation) of investments	(18,824,613)	(2,617,465)	(5,379,286)

Net Realized and Unrealized Loss	(15,144,943)	(2,345,438)	(4,569,634)

Net Increase in Net Assets Resulting from Operations	$1,926,398	$379,245	$700,298

See accompanying notes, which are an integral part of the financial statements.

58

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Year ended

	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$17,071,341	$18,283,681
Net realized gain	3,679,670	1,245,728
Net change in unrealized appreciation (depreciation)	(18,824,613)	11,243,374

Net increase in net assets resulting from operations	1,926,398	30,772,783

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(13,728,190)	(15,753,186)
Class C	(1,216,526)	(1,219,395)
Institutional Class	(2,215,895)	(1,374,763)

	(17,160,611)	(18,347,344)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,147,763	37,364,611
Class C	6,466,911	10,427,741
Institutional Class	59,311,879	24,205,727

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,416,767	13,061,531
Class C	1,104,881	1,099,622
Institutional Class	1,976,859	1,261,298

	114,425,060	87,420,530

60

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(90,242,074)	$(59,159,857)
Class C	(8,627,762)	(4,470,992)
Institutional Class	(24,653,789)	(5,266,453)

	(123,523,625)	(68,897,302)

Increase (decrease) in net assets derived from capital share transactions	(9,098,565)	18,523,228

Net Increase (Decrease) in Net Assets	(24,332,778)	30,948,667

Net Assets:
Beginning of year	587,700,685	556,752,018

End of year	$563,367,907	$587,700,685

Distributions in excess of net investment income	$(215,430)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

61

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,724,683	$2,922,746
Net realized gain	272,027	210,669
Net change in unrealized appreciation (depreciation)	(2,617,465)	1,840,780

Net increase in net assets resulting from operations	379,245	4,974,195

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,003,337)	(2,419,983)
Class C	(241,177)	(259,127)
Institutional Class	(480,415)	(243,028)
Net realized gain:
Class A	(106,466)	—
Class C	(18,615)	—
Institutional Class	(18,418)	—

	(2,868,428)	(2,922,138)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,977,155	6,598,977
Class C	1,326,646	2,151,769
Institutional Class	11,040,900	9,193,108

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,808,316	2,121,972
Class C	247,603	245,356
Institutional Class	468,456	229,586

	17,869,076	20,540,768

62

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,609,683)	$(15,293,224)
Class C	(2,669,175)	(1,070,105)
Institutional Class	(5,221,186)	(1,295,683)

	(21,500,044)	(17,659,012)

Increase (decrease) in net assets derived from capital share transactions	(3,630,968)	2,881,756

Net Increase (Decrease) in Net Assets	(6,120,151)	4,933,813

Net Assets:
Beginning of year	105,739,109	100,805,296

End of year	$99,618,958	$105,739,109

Distributions in excess of net investment income	$(786)	$(785)

See accompanying notes, which are an integral part of the financial statements.

63

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,269,932	$5,487,957
Net realized gain	809,652	293,830
Net change in unrealized appreciation (depreciation)	(5,379,286)	4,356,386

Net increase in net assets resulting from operations	700,298	10,138,173

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,365,896)	(3,958,434)
Class C	(788,348)	(853,841)
Institutional Class	(1,142,511)	(786,400)

	(5,296,755)	(5,598,675)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,398,520	15,179,207
Class C	2,597,707	4,655,746
Institutional Class	32,544,758	17,825,598

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,697,626	3,147,387
Class C	681,425	726,911
Institutional Class	1,029,137	725,923

	50,949,173	42,260,772

64

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,747,538)	$(22,859,653)
Class C	(5,963,054)	(2,667,925)
Institutional Class	(19,247,512)	(2,781,029)

	(58,958,104)	(28,308,607)

Increase (decrease) in net assets derived from capital share transactions	(8,008,931)	13,952,165

Net Increase (Decrease) in Net Assets	(12,605,388)	18,491,663

Net Assets:
Beginning of year	188,124,675	169,633,012

End of year (there was no undistributed net investment income at either year end)	$175,519,287	$188,124,675

See accompanying notes, which are an integral part of the financial statements.

65

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

66

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.87	$12.60	$12.67	$11.97	$13.03

0.38	0.41	0.44	0.45	0.44
(0.32)	0.28	(0.06)	0.73	(0.97)

0.06	0.69	0.38	1.18	(0.53)

(0.39)	(0.42)	(0.45)	(0.44)	(0.44)
—	—	—	(0.04)	(0.09)

(0.39)	(0.42)	(0.45)	(0.48)	(0.53)

$12.54	$12.87	$12.60	$12.67	$11.97

0.49%	5.52%	3.02%	10.03%	(4.24% )

$423,497	$481,066	$479,275	$503,072	$540,533
0.85%	0.85%	0.87%	0.90%	0.90%
0.95%	0.95%	0.96%	0.95%	0.95%
3.08%	3.25%	3.51%	3.61%	3.47%
2.98%	3.15%	3.42%	3.56%	3.42%
17%	15%	11%	10%	16%

67

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

68

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.91	$12.64	$12.71	$12.01	$13.07

0.29	0.32	0.35	0.35	0.35
(0.33)	0.27	(0.07)	0.74	(0.97)

(0.04)	0.59	0.28	1.09	(0.62)

(0.29)	(0.32)	(0.35)	(0.35)	(0.35)
—	—	—	(0.04)	(0.09)

(0.29)	(0.32)	(0.35)	(0.39)	(0.44)

$12.58	$12.91	$12.64	$12.71	$12.01

(0.25% )	4.73%	2.25%	9.19%	(4.93% )

$51,045	$53,502	$45,393	$41,612	$42,985
1.60%	1.60%	1.62%	1.65%	1.65%
1.70%	1.70%	1.71%	1.70%	1.70%
2.33%	2.50%	2.76%	2.86%	2.72%
2.23%	2.40%	2.67%	2.81%	2.67%
17%	15%	11%	10%	16%

69

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

70

Year ended			12/31/13[1] to 8/31/14

8/31/17	8/31/16	8/31/15

$12.87	$12.59	$12.66	$12.07

0.41	0.45	0.48	0.34
(0.32)	0.28	(0.07)	0.59

0.09	0.73	0.41	0.93

(0.42)	(0.45)	(0.48)	(0.34)

(0.42)	(0.45)	(0.48)	(0.34)

$12.54	$12.87	$12.59	$12.66

0.75%	5.87%	3.27%	7.74%

$88,826	$53,133	$32,084	$17,533
0.60%	0.60%	0.62%	0.65%
0.70%	0.70%	0.71%	0.70%
3.33%	3.50%	3.76%	3.84%
3.23%	3.40%	3.67%	3.79%
17%	15%	11%	10% [5]

71

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

72

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.44	$11.22	$11.32	$10.84	$11.53

0.31	0.33	0.34	0.34	0.33
(0.25)	0.22	(0.10)	0.49	(0.67)

0.06	0.55	0.24	0.83	(0.34)

(0.31)	(0.33)	(0.34)	(0.34)	(0.33)
(0.02)	—	—	(0.01)	(0.02)

(0.33)	(0.33)	(0.34)	(0.35)	(0.35)

$11.17	$11.44	$11.22	$11.32	$10.84

0.55%	4.98%	2.12%	7.79%	(3.09% )

$68,934	$79,730	$84,663	$90,571	$90,110
0.84%	0.84%	0.85%	0.84%	0.84%
0.99%	0.97%	0.98%	0.98%	0.97%
2.79%	2.92%	2.98%	3.08%	2.89%
2.64%	2.79%	2.85%	2.94%	2.76%
22%	14%	14%	14%	17%

73

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

74

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.47	$11.24	$11.35	$10.86	$11.56

0.22	0.24	0.24	0.25	0.23
(0.26)	0.23	(0.11)	0.50	(0.68)

(0.04)	0.47	0.13	0.75	(0.45)

(0.22)	(0.24)	(0.24)	(0.25)	(0.23)
(0.02)	—	—	(0.01)	(0.02)

(0.24)	(0.24)	(0.24)	(0.26)	(0.25)

$11.19	$11.47	$11.24	$11.35	$10.86

(0.39% )	4.17%	1.16%	6.96%	(3.99% )

$11,885	$13,315	$11,740	$12,651	$14,538
1.69%	1.69%	1.70%	1.69%	1.69%
1.74%	1.72%	1.73%	1.73%	1.72%
1.94%	2.07%	2.13%	2.23%	2.04%
1.89%	2.04%	2.10%	2.19%	2.01%
22%	14%	14%	14%	17%

75

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

76

Year ended			12/31/13[1] to 8/31/14

8/31/17	8/31/16	8/31/15

$11.45	$11.22	$11.33	$10.95

0.33	0.35	0.35	0.26
(0.26)	0.23	(0.11)	0.38

0.07	0.58	0.24	0.64

(0.33)	(0.35)	(0.35)	(0.26)
(0.02)	—	—	—

(0.35)	(0.35)	(0.35)	(0.26)

$11.17	$11.45	$11.22	$11.33

0.61%	5.22%	2.18%	5.85%

$18,800	$12,694	$4,402	$2,376
0.69%	0.69%	0.70%	0.69%
0.74%	0.72%	0.73%	0.73%
2.94%	3.07%	3.13%	3.21%
2.89%	3.04%	3.10%	3.17%
22%	14%	14%	14% [5]

77

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)

Ratio of expenses to average net assets

Ratio of expenses to average net assets prior to fees waived[3]

Ratio of net investment income to average net assets

Ratio of net investment income to average net assets prior to fees waived[3]

Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

78

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.13	$10.84	$10.88	$10.25	$11.08

0.33	0.36	0.38	0.40	0.40
(0.25)	0.29	(0.04)	0.63	(0.83)

0.08	0.65	0.34	1.03	(0.43)

(0.33)	(0.36)	(0.38)	(0.40)	(0.40)

(0.33)	(0.36)	(0.38)	(0.40)	(0.40)

$10.88	$11.13	$10.84	$10.88	$10.25

0.84%	6.12%	3.20%	10.25%	(4.06% )

$98,491	$121,168	$122,618	$119,044	$121,232
0.89%	0.89%	0.91%	0.89%	0.89%
0.99%	0.98%	1.01%	0.99%	0.99%
3.08%	3.23%	3.52%	3.82%	3.64%
2.98%	3.14%	3.42%	3.72%	3.54%
19%	15%	16%	15%	14%

79

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

80

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.15	$10.87	$10.90	$10.27	$11.10

0.25	0.27	0.30	0.33	0.32
(0.25)	0.29	(0.03)	0.62	(0.83)

—	0.56	0.27	0.95	(0.51)

(0.25)	(0.28)	(0.30)	(0.32)	(0.32)

(0.25)	(0.28)	(0.30)	(0.32)	(0.32)

$10.90	$11.15	$10.87	$10.90	$10.27

0.09%	5.22%	2.53%	9.41%	(4.77% )

$32,223	$35,751	$32,174	$32,279	$33,140
1.64%	1.64%	1.66%	1.64%	1.64%

1.74%	1.73%	1.76%	1.74%	1.74%
2.33%	2.48%	2.77%	3.07%	2.89%

2.23%	2.39%	2.67%	2.97%	2.79%
19%	15%	16%	15%	14%

81

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

82

Year ended			12/31/13[1] to
8/31/17	8/31/16	8/31/15	8/31/14

$11.12	$10.84	$10.88	$10.35

0.36	0.38	0.41	0.31
(0.25)	0.29	(0.04)	0.53

0.11	0.67	0.37	0.84

(0.36)	(0.39)	(0.41)	(0.31)

(0.36)	(0.39)	(0.41)	(0.31)

$10.87	$11.12	$10.84	$10.88

1.09%	6.28%	3.46%	8.21%

$44,805	$31,206	$14,841	$6,470
0.64%	0.64%	0.66%	0.64%

0.74%	0.73%	0.76%	0.74%
3.33%	3.48%	3.77%	4.04%

3.23%	3.39%	3.67%	3.94%
19%	15%	16%	15% [5]

83

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	August 31, 2017

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by

84

dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the year ended Aug. 31, 2017 and for all open tax years (years ended Aug. 31, 2014–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the year ended Aug. 31, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute

85

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended Aug. 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$1,632	$254	$1,613

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended Aug. 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$442	$76	$139

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its investment advisory fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine

86

expenses)), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2016 through Aug. 31, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Board and DMC. These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net asset of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended Aug. 31, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$26,158	$4,681	$8,216

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$112,336	$20,102	$35,283

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

87

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2016 through Aug. 31, 2017.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$11,121	$2,103	$3,516

For the year ended Aug. 31, 2017, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$32,258	$4,019	$12,487

For the year ended Aug. 31, 2017, DDLP received gross CDSC commissions on redemption of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Class A	$10,279	$ —	$ —
Class C	4,830	911	1,594

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Aug. 31, 2017, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common

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directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended Aug. 31, 2017, each Fund engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Purchases	$33,188,637	$9,777,504	$13,589,828
Sales	38,545,978	14,477,526	16,623,868
Net realized losses	(202,720)	(190,477)	—

* The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the year ended Aug. 31, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Purchases	$ 93,205,462	$21,742,640	$32,499,685
Sales	103,407,159	25,571,517	38,672,124

At Aug. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Cost of investments	$536,298,212	$94,705,711	$168,611,583

Aggregate unrealized appreciation of investments	$27,535,360	$ 4,288,412	$ 6,266,642
Aggregate unrealized depreciation of investments	(969,472)	(29,594)	(630,166)

Net unrealized appreciation of investments	$26,565,888	$ 4,258,818	$ 5,636,476

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Delaware Tax-Free Minnesota Fund

Securities	Level 2

Assets:
Municipal Bonds	$554,789,100
Short-Term Investments	8,075,000

Total Value of Securities	$562,864,100

Delaware Tax-Free Minnesota Intermediate Fund

Securities	Level 2

Assets:
Municipal Bonds	$98,214,529
Short-Term Investment	750,000

Total Value of Securities	$98,964,529

Delaware Minnesota High-Yield Municipal Bond Fund

Securities	Level 2

Assets:
Municipal Bonds	$173,748,059
Short-Term Investments	500,000

Total Value of Securities	$174,248,059

During the year ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended Aug. 31, 2017, there were no Level 3 investments.

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2017 and 2016 was as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Year ended 8/31/17
Ordinary income	$86,993	$—	$29,439
Tax-exempt income	17,073,618	2,724,929	5,267,316
Long-term capital gains	—	143,499	—

Total	$17,160,611	$2,868,428	$5,296,755

Year ended 8/31/16
Ordinary income	$62,813	$—	$56,800
Tax-exempt income	18,284,531	2,922,138	5,541,875

Total	$18,347,344	$2,922,138	$5,598,675

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2017, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Shares of beneficial interest	$534,694,948	$95,167,497	$173,691,574
Undistributed tax-exempt income	183,455	61,550	99,222
Undistributed long-term capital gain	2,322,501	193,429	—
Capital loss carryforwards	—	—	(3,808,763)
Distributions payable	(398,885)	(62,336)	(99,222)
Unrealized appreciation of investments	26,565,888	4,258,818	5,636,476

Net assets	$563,367,907	$99,618,958	$175,519,287

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, if applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and

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premium on certain debt instruments and expiration of capital loss carryforwards. Results of operations and net assets were not affected by these reclassifications.

For the year ended Aug. 31, 2017, each Fund recorded the following reclassifications:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Distributions in excess of net investment income	$89,270	$245	$26,823
Accumulated net realized gain (loss)	(89,270)	(245)	57,138
Paid-in capital	—	—	(83,961)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At Aug. 31, 2017, $83,961 of capital loss carryforwards expired for Delaware Minnesota High-Yield Municipal Bond Fund. At Aug. 31, 2017, Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund utilized capital loss carryforwards as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Capital loss carryforwards utilized	$1,535,859	$752,519

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Aug. 31, 2017, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund did not have any capital loss carryforwards.

At Aug. 31, 2017, capital loss carryforwards available to offset future realized capital gains for Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character

	2018	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$2,974,512	$834,251	$—	$3,808,763

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended		Year ended		Year ended

	8/31/17	8/31/16	8/31/17	8/31/16	8/31/17	8/31/16
Shares sold:
Class A	2,747,811	2,932,737	269,504	581,319	1,060,326	1,381,534
Class C	517,770	814,808	119,496	189,236	241,813	422,381
Institutional Class	4,787,117	1,894,217	1,004,436	809,883	3,027,526	1,623,503

Shares issued upon reinvestment of dividends and distributions:
Class A	917,146	1,025,969	163,261	187,219	250,746	286,859
Class C	88,474	86,077	22,320	21,589	63,226	66,112
Institutional Class	158,787	98,996	42,296	20,187	95,656	66,056

	9,217,105	6,852,804	1,621,313	1,809,433	4,739,293	3,846,445

Shares redeemed:
Class A	(7,273,577)	(4,636,674)	(1,227,248)	(1,347,933)	(3,146,683)	(2,085,479)
Class C	(692,757)	(350,128)	(240,858)	(94,024)	(555,354)	(242,730)
Institutional Class	(1,991,890)	(412,513)	(472,778)	(113,588)	(1,808,540)	(252,972)

	(9,958,224)	(5,399,315)	(1,940,884)	(1,555,545)	(5,510,577)	(2,581,181)

Net increase (decrease)	(741,119)	1,453,489	(319,571)	253,888	(771,284)	1,265,264

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” For the years ended Aug. 31, 2017 and 2016, the Funds had the following exchange transactions:

			Year ended
			8/31/17

	Exchange Redemptions			Exchange Subscriptions

	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	1,100,450	32,124	3,022	6,248	1,131,525	$14,020,023
Delaware Tax-Free Minnesota Intermediate Fund	181,773	2,496	—	—	184,436	2,027,196
Delaware Minnesota High-Yield Municipal Bond Fund	723,695	16,753	—	—	742,303	7,897,713

		Year ended 8/31/16

	Exchange Redemptions Class A Shares	Exchange Subscriptions Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	40,302	40,367	$518,917
Delaware Tax-Free Minnesota Intermediate Fund	7,520	7,529	86,357
Delaware Minnesota High-Yield Municipal Bond Fund	96,773	96,971	1,076,549

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

7. Line of Credit (continued)

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Aug. 31, 2017, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the state or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2017, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Corporation	4.75%	5.77%	1.66%
Assured Guaranty Municipal Corporation	1.39%	0.51%	0.28%
National Public Finance Guarantee Corporation	0.77%	—	—

	6.91%	6.28%	1.94%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

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Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However,

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

9. Contractual Obligations (continued)

each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

11. Subsequent Events

Effective Sept. 1, 2017, the Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2017, that would require recognition or disclosure in the Fund’s financial statements.

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Report of independent registered

public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and the Shareholders of the Funds, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2017

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Other Fund information (Unaudited)
Delaware Minnesota Municipal Bond Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2017, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)	(B) Tax-Exempt Income Distributions (Tax Basis)	(C) Long-Term Capital Gain Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Minnesota Fund	0.51%	99.49%	—	100.00%
Delaware Tax-Free Minnesota Intermediate Fund	—	95.00%	5.00%	100.00%
Delaware Minnesota High-Yield Municipal Bond Fund	0.56%	99.44%	—	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements

At a meeting held on Aug. 16–17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds;

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economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the

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Other Fund information (Unaudited)
Delaware Minnesota Municipal Bond Funds

Board consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements (continued)

poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Minnesota High-Yield Municipal Bond Fund – Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Broadridge report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe and its total return for the 5-year period was in the first quartile of its Performance Universe. When compared to other high yield municipal debt funds, the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe. The Board observed that, when compared to other Minnesota municipal debt funds, the Fund’s performance was in line with the Board’s objective; however, when compared to other high yield municipal debt funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports and other information delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred

102

by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Minnesota High-Yield Municipal Bond Fund – When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses in its Expense Group and its total expenses were in the quartile with the highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense. The Board noted that, when compared to other Minnesota municipal debt funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other

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Other Fund information (Unaudited)
Delaware Minnesota Municipal Bond Funds

Board consideration of Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund, and Delaware Tax-Free Minnesota Intermediate Fund Investment Management Agreements (continued)

services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that, as of Feb. 28, 2017, the assets of Delaware Tax-Free Minnesota Fund exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders. Although, as of Feb. 28, 2017, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had not reached a size at which they can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Funds grow, economies of scale may be shared.

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Board of trustees / directors and officers addendum
Delaware FundsSM by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle1, [2]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015

Independent Trustees
Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 2015
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as registrant.

106

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as	62	Trustee — UBS
President of		Relationship Funds,
Macquarie Investment		SMA Relationship
Management[3]		Trust, and UBS Funds
since June 2015 and was the		(May 2010–April 2015)
Regional Head of Americas for
UBS Global Asset
Management from
2010 through 2015.

Private Investor	62	None
(March 2004–Present)

Chief Executive Officer,	62	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and
Market Manager,		Director —
New Jersey Private		Santander Bank, N.A.
Bank (2005–2011) —
J.P. Morgan Chase & Co.
Executive Vice President	62	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risks, and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[3]	Macquarie Investment Management (formerly known as Delaware Investments) is the marketing name for Macquarie Management Holdings, Inc. (formerly known as Delaware Management Holdings, Inc.) and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

107

Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

108

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	62	Director, Audit Committee,
Drexel University		and Governance Committee
(August 2010–Present)		Member — Community
Health Systems
President —
Franklin & Marshall College		Director — Drexel
(July 2002–July 2010)		Morgan & Co.

Director, Audit Committee
Member — vTv
Therapeutics LLC

Director — FS Credit Real
Estate Income Trust, Inc.
Private Investor	62	None
(2004–Present)

Chief Executive Officer —	62	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–December 2016)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

109

Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

110

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	62	Director — HSBC Finance
(2010–April 2013) —		Corporation and HSBC
PNC Financial		North America Holdings Inc.
Services Group
		Director —
		HSBC USA Inc.

Vice President and Treasurer	62	Director, Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair, and Member of
Mergers & Acquisitions		Nominating, Investments, and
(January 2003–January 2006),		Audit Committees —
and Vice President		Okabena Company
and Treasurer		(2009–2014)
(July 1995–January 2003) — 3M Company

David F. Connor has served	62	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	62	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Richard Salus has served	62	None[2]
in various executive capacities at different times at
Macquarie Investment
Management.

111

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

112

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

August 31, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

MIM is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Portfolio management review

Delaware National Tax-Free Funds	September 12, 2017

Performance preview (for the year ended August 31, 2017)
Delaware Tax-Free USA Fund (Institutional Class shares)	1-year return	+0.68%
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+0.41%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper General & Insured Municipal Debt Funds Average	1-year return	+0.32%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 5.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Institutional Class shares)	1-year return	+0.44%
Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+0.35%
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+1.09%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+0.53%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 10.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

Please see page 14 for a description of the Index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Institutional Class shares)	1-year return	+0.92%
Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+0.72%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper High Yield Municipal Debt Funds Average	1-year return	+0.90%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 15.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management review

Delaware National Tax-Free Funds

Economic backdrop

The US economy continued its slow but steady expansion throughout the Funds’ fiscal year ended Aug. 31, 2017. The country’s gross domestic product (GDP) — a measure of the national economic output — grew by an annualized 2.8% in the third quarter of 2016 and 1.8% in the fourth quarter. In the first two quarters of 2017, US GDP increased by 1.2% and 3.0%, respectively. Meanwhile, the employment picture continued to improve, with the national unemployment rate falling to 4.4% at the end of the fiscal year, down a half percentage point from September 2016. (Source: US Commerce Department.)

This combination of consistent economic growth, an improving employment picture, and manageable inflation led the US Federal Reserve to raise its benchmark short-term interest rate by 0.25 percentage points on three separate occasions — in December, March, and June — bringing the federal funds rate to a range of 1.00%–1.25%, up from 0.25%–0.50% to start the fiscal year.

Municipal bond market conditions

In the first half of the Funds’ fiscal year, conditions were generally challenging for municipal bond investors. Initially, an increase in supply relative to demand for municipal securities tended to push down the prices of bonds and lift their yields (a bond’s price and yield move in opposite directions). In the fourth quarter of 2016, conditions worsened dramatically, especially following the US elections in November 2016. With the presidential victory of Donald Trump, expectations grew that Republicans would be able to swiftly execute their priority of cutting taxes, thus making tax-exempt bonds less compelling for residents of high-tax states.

Market conditions began to stabilize several weeks after the election, however. This stabilization continued throughout the rest of the Funds’ fiscal year, as the likelihood of a rapid transformative change in tax policy appeared to diminish. Coupled with tighter supply, the tax-exempt bond market generally strengthened through August 2017.

Against this backdrop, the municipal bond yield curve steepened, meaning that yields on long-term municipal bonds rose more quickly than those on short-dated municipal bonds, while longer-dated bonds tended to underperform shorter-dated issues.

The following table shows municipal bond returns, by maturity and credit quality, for the 12 months ended Aug. 31, 2017:

Returns by maturity
5 years	1.44%
10 years	1.06%
22+ years	0.42%
Source: Bloomberg

Meanwhile, in continuation of a trend that has been in place for several years, lower-rated bonds generally outperformed their higher-quality counterparts. This trend is evident in the following table, which indicates municipal bond performance by credit quality rating for the Funds’ fiscal year:

Returns by credit rating
AAA	0.58%
AA	0.75%
A	1.06%
BBB	1.91%
BB and below	2.25%
Source: Bloomberg

Among the market’s strong-performing sectors, tobacco bonds led the way, as their credit spreads continued to narrow, and investors seemed increasingly comfortable assuming the credit risk inherent in these often lower-rated securities. Meanwhile, bonds issued by Puerto Rico, which, like tobacco bonds, tended to be found in the high yield municipal bond universe, struggled during

2

the fiscal year as concerns mounted about the US territory’s credit quality.

Focused on credit research

For the three funds profiled in this report, we maintained a consistent management strategy. We do this regardless of underlying market conditions. We have a bottom-up investment approach, meaning we evaluate potential bond holdings one at a time. Working closely with our team’s municipal analysts, we conduct thorough research to find securities offering what we see as a desirable trade-off between income and credit risk.

Following this approach, we are often led to bonds rated lower investment grade or below investment grade, where we look to find value for shareholders. During the fiscal year ended Aug. 31, 2017, roughly 44% of the net assets of Delaware Tax-Free USA Fund were invested in bonds rated A and BBB, the two lowest rating tiers of the investment grade bond universe. Approximately 41% of the net assets of Delaware Tax-Free USA Intermediate Fund were invested in these credit tiers during the same period.

In addition, both Funds had meaningful allocations to high yield municipal bonds, specifically those with credit ratings below BBB. By prospectus, both Funds are able to invest in these credit tiers, and we pay close attention to credit risk when selecting securities, focusing on those providing what we see as sufficiently high yields for the risk.

Meanwhile, the mandate of Delaware National High-Yield Municipal Bond Fund allows us to focus on high yield securities to a greater degree. Accordingly, as of Aug. 31, 2017, more than 55% of the Fund’s net assets were invested in bonds rated below investment grade.

Portfolio positioning

Throughout the fiscal year, we maintained a roughly neutral duration – or sensitivity to changes in interest rates – relative to the Funds’

respective benchmarks, seeking to add value through bond selection rather than by managing interest rate exposure.

When the municipal bond market sold off in the fourth quarter of 2016, we believed that the decline in bond prices was significantly greater than justified. Accordingly, we took advantage of opportunities to invest in bonds at prices we saw as undeservedly low relative to their credit risk. As the fiscal period progressed and the market became less concerned about the near-term likelihood of federal tax reform, many of these securities regained a portion of their lost value, adding to the Funds’ results.

Since the market recovered, we found it somewhat more challenging to find similarly attractively priced bonds. Accordingly, we became increasingly selective in our purchases, searching for bonds that offered yields sufficiently high to compensate us for their credit risk.

Proceeds for our purchases primarily came from a combination of new shareholder investments and bond calls. We also periodically sold short-dated bonds with more limited performance prospects and reinvested the proceeds in longer-dated opportunities we found attractive.

Particularly in calendar year 2017, we positioned the Funds’ portfolios for a flattening yield curve, because we anticipated that longer-duration bonds would outperform shorter-dated bonds. This view reflected our expectation for continued solid economic growth and subdued inflation, factors that we believed could put a ceiling on long-term interest rates and support the Funds’ positioning.

Throughout the fiscal period, we continued to avoid the tax-exempt bonds issued by the credit-challenged Commonwealth of Puerto Rico; our lack of exposure to these credits added value. Another source of positive results came from our late-period investment in the general obligation debt of the State of Illinois. Shortly after Illinois

3

Portfolio management review

Delaware National Tax-Free Funds

saw its credit rating downgraded in July on budgetary concerns, its bonds lost significant value. In our opinion, the decline was more than the securities’ income stream warranted, and we established a small position. In fact, the bonds saw their credit spreads begin to narrow shortly after this purchase due to the enactment of a fiscal 2018 budget. We believe this is a good example of our investment approach in action. After monitoring the issuer for some time, we were willing to invest, but only after our assessment of the securities’ risk-reward trade-off moved in the Funds’ favor.

Notable performance factors

As stated previously, tobacco-securitization bonds, especially lower-rated issues, were strong performers overall. Accordingly, many of the Funds’ strongest-performing individual holdings came from this sector.

For example, all three Funds benefited from zero-coupon Golden State Tobacco bonds. These issues returned more than 20% for the Funds. A portion of the Golden State Tobacco bonds were refunded which benefited the remaining securities left outstanding. Also, in Delaware Tax-Free USA Intermediate Fund, Railsplitter Tobacco Settlement Authority (Illinois) bonds fared well. These investment grade-rated securities were helped by their short-term call dates, which positioned them well amid rising interest rates, and their attractive income stream relative to the bonds’ credit rating.

Elsewhere, a position in student housing bonds for Bowling Green State University (Ohio) added to results for Delaware Tax-Free USA Fund. Not only did these bonds benefit from their lower-investment-grade credit rating and attractive level of income, they were prerefunded during the fiscal period. Such a situation often generates an immediate price increase, as the bonds become backed by escrowed short-term US government securities and effectively experience an increase in credit quality.

Meanwhile, in Delaware National High-Yield Municipal Bond Fund, Allegheny County Industrial Development Authority bonds for United States Steel were meaningful contributors. These corporate-backed municipal bonds benefited from a more favorable business backdrop accompanied by rising steel prices.

On the negative side, its investment in Connecticut general obligation bonds hampered Delaware Tax-Free USA Fund. These higher-quality issues, rated AA- by Standard & Poor’s, struggled partly due to the state’s financial challenges, which caused credit spreads on Connecticut-backed issues to widen relative to those of other states.

A position in Texas private activity bonds issued for Mobility Partners weighed on Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. These lower-investment-grade tollway bonds, which were funding a North Tarrant Expressway in the Dallas/Fort Worth region of Texas, experienced a decline in their pricing during the fiscal period.

In Delaware Tax-Free USA Intermediate Fund,a similar pricing decline weighed on a position in Tulsa (Oklahoma) revenue refunding bonds for American Airlines. Despite their negative return for the fiscal year, we continued to see these credits as fundamentally sound.

In Delaware National High-Yield Municipal Bond Fund, the largest individual detractors were two bonds that experienced notable credit challenges during the fiscal year: Orange County Industrial Development Authority bonds for VitAg Corporation, which were issued to build a solid-waste processing facility in Zellwood, Fla., and Wisconsin dedicated-tax bonds for Goodwill Industries, an operator of donation centers and retail locations that filed for bankruptcy late in the Fund’s fiscal year.

4

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2017

The performance data quoted represent past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	+0.41%	+3.15%	+4.73%	+6.56%
Including sales charge	-4.14%	+2.20%	+4.25%	+6.42%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-0.35%	+2.36%	+3.93%	+3.83%
Including sales charge	-1.30%	+2.36%	+3.93%	+3.83%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+0.68%	+3.39%	n/a	+6.50%
Including sales charge	+0.68%	+3.39%	n/a	+6.50%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+5.43%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

5

Performance summaries

Delaware Tax-Free USA Fund

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a Portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

6

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.56% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.95%	1.70%	0.70%
(without fee waivers)
Net expenses	0.81%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

7

Performance summaries

Delaware Tax-Free USA Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free USA Fund — Class A shares	$9,550	$15,158

Institutional Class shares

Average annual total returns from Dec. 31, 2008 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2008, through Aug. 31, 2017	Starting value	Ending value
Delaware Tax-Free USA Fund — Institutional Class shares	$10,000	$17,263
Bloomberg Barclays Municipal Bond Index	$10,000	$15,820

8

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2008, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2008.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 5 through 9.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

9

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	+0.35%	+2.32%	+3.91%	+4.76%
Including sales charge	-2.41%	+1.75%	+3.61%	+4.65%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-0.50%	+1.45%	+3.03%	+3.58%
Including sales charge	-1.48%	+1.45%	+3.03%	+3.58%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+0.44%	+2.46%	n/a	+4.66%
Including sales charge	+0.44%	+2.46%	n/a	+4.66%
Bloomberg Barclays 3–15 Year Blend
Municipal Bond Index	+1.09%	+2.93%	+4.60%	+4.69%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Sept. 1, 2016 through Aug. 31, 2017.** Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

10

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

11

Performance summaries

Delaware Tax-Free USA Intermediate Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.** Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section of this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.92%	1.67%	0.67%
Net expenses (including fee waivers, if any)	0.75%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

**The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

12

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,674
Delaware Tax-Free USA Intermediate Fund — Class A shares	$9,725	$14,264

Institutional Class shares

Average annual total returns from Dec. 31, 2008 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2008, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$14,882
Delaware Tax-Free USA Intermediate Fund — Institutional Class shares	$10,000	$14,846

13

Performance summaries

Delaware Tax-Free USA Intermediate Fund

1The “Performance of a $10,000 investment” graph for Class A share assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2008, and includes the reinvestment of all distributions The graph also assumes $10,000 invested in the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index as of Dec. 31, 2008.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 10 through 14.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

14

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance1, [2]	Average annual total returns through August 31, 2017
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	+0.72%	+4.68%	+5.75%	+6.30%
Including sales charge	-3.83%	+3.71%	+5.27%	+6.14%
Class C (Est. May 26, 1997)
Excluding sales charge	-0.11%	+3.87%	+4.95%	+4.63%
Including sales charge	-1.07%	+3.87%	+4.95%	+4.63%
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	+0.92%	+4.93%	n/a	+9.63%
Including sales charge	+0.92%	+4.93%	n/a	+9.63%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+5.43%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 17. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is

15

Performance summaries

Delaware National High-Yield Municipal Bond Fund

particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

16

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.60% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section of this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.94%	1.69%	0.69%
Net expenses (including fee waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

17

Performance summaries

Delaware National High-Yield Municipal Bond Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$16,706
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870

Institutional Class shares

Average annual total returns from Dec. 31, 2008 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2008, through Aug. 31, 2017	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$22,182
Bloomberg Barclays Municipal Bond Index	$10,000	$15,820

18

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2008, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2008.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 17. Please note additional details on pages 15 through 19.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

19

Disclosure of Fund expenses

For the six-month period from March 1, 2017 to August 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2017 to Aug. 31, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

20

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*
Actual Fund return†
Class A	$1,000.00	$1,036.20	0.81%	$4.16
Class C	1,000.00	1,031.50	1.56%	7.99
Institutional Class	1,000.00	1,037.40	0.56%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.81%	$4.13
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*
Actual Fund return†
Class A	$1,000.00	$1,034.90	0.75%	$3.85
Class C	1,000.00	1,030.60	1.60%	8.19
Institutional Class	1,000.00	1,035.60	0.60%	3.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

23

Disclosure of Fund expenses

For the six-month period from March 1, 2017 to August 31, 2017 (Unaudited)

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,047.50	0.85%	$4.39
Class C	1,000.00	1,043.50	1.60%	8.24
Institutional Class	1,000.00	1,048.60	0.60%	3.10

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*“	Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

22

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.50%
Corporate Revenue Bonds	16.07%
Education Revenue Bonds	3.82%
Electric Revenue Bonds	2.30%
Healthcare Revenue Bonds	14.08%
Housing Revenue Bonds	0.97%
Lease Revenue Bonds	3.91%
Local General Obligation Bonds	7.65%
Pre-Refunded/Escrowed to Maturity Bonds	17.25%
Special Tax Revenue Bonds	9.72%
State General Obligation Bonds	6.75%
Transportation Revenue Bonds	15.04%
Water & Sewer Revenue Bonds	2.94%
Short-Term Investments	0.15%
Total Value of Securities	100.65%
Liabilities Net of Receivables and Other Assets	(0.65%)
Total Net Assets	100.00%
*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	2.30%
Alaska	0.68%
Arizona	3.39%
California	13.41%
Colorado	3.72%
Connecticut	0.55%
Florida	0.57%
Georgia	1.90%
Illinois	6.26%
Indiana	0.86%
Kansas	1.57%
Louisiana	0.52%
Maryland	3.26%
Massachusetts	3.90%
Michigan	1.39%
Minnesota	1.57%
Missouri	2.26%
New Jersey	7.13%
New York	15.45%

23

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund

State / territory	Percentage of net assets
North Carolina	2.30%
Ohio	5.61%
Oklahoma	3.23%
Oregon	0.28%
Pennsylvania	1.66%
Tennessee	1.11%
Texas	10.22%
US Virgin Islands	0.13%
Utah	1.09%
Virginia	1.21%
Washington	1.21%
West Virginia	0.53%
Wisconsin	1.38%
Total Value of Securities	100.65%

24

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.25%
Corporate Revenue Bonds	12.56%
Education Revenue Bonds	6.76%
Electric Revenue Bonds	2.52%
Healthcare Revenue Bonds	10.33%
Lease Revenue Bonds	4.45%
Local General Obligation Bonds	37.44%
Pre-Refunded/Escrowed to Maturity Bonds	6.25%
Special Tax Revenue Bonds	13.91%
State General Obligation Bonds	13.59%
Transportation Revenue Bonds	15.65%
Water & Sewer Revenue Bonds	5.79%
Total Value of Securities	99.25%
Receivables and Other Assets Net of Liabilities	0.75%
Total Net Assets	100.00%
*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	1.02%
Arizona	7.66%
California	15.20%
Colorado	0.89%
Connecticut	1.27%
District of Columbia	0.22%
Florida	1.26%
Georgia	0.88%
Guam	0.55%
Idaho	0.57%
Illinois	5.91%
Kansas	1.46%
Louisiana	2.70%
Maryland	1.59%
Massachusetts	2.60%
Michigan	1.19%
Minnesota	3.52%
Missouri	1.19%
Montana	0.08%
New Jersey	5.37%
New York	16.91%

25

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund

State / territory	Percentage of net assets
Ohio	0.77%
Oklahoma	0.18%
Oregon	1.19%
Pennsylvania	6.41%
Tennessee	1.10%
Texas	11.73%
Utah	0.44%
Virginia	2.45%
Washington	1.43%
Wisconsin	1.51%
Total Value of Securities	99.25%

26

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.47%
Corporate Revenue Bonds	17.02%
Education Revenue Bonds	14.18%
Electric Revenue Bonds	0.56%
Healthcare Revenue Bonds	28.84%
Housing Revenue Bonds	0.74%
Lease Revenue Bonds	4.58%
Local General Obligation Bonds	3.42%
Pre-Refunded/Escrowed to Maturity Bonds	6.81%
Resource Recovery Revenue Bonds	0.92%
Special Tax Revenue Bonds	7.36%
State General Obligation Bonds	3.65%
Transportation Revenue Bonds	8.07%
Water & Sewer Revenue Bonds	3.32%
Short-Term Investments	0.90%
Total Value of Securities	100.37%
Liabilities Net of Receivables and Other Assets	(0.37%)
Total Net Assets	100.00%
*As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory	Percentage of net assets
Alabama	3.34%
Alaska	0.16%
Arizona	4.93%
California	17.12%
Colorado	3.28%
Connecticut	0.21%
Delaware	0.59%
District of Columbia	0.91%
Florida	4.15%
Georgia	1.00%
Guam	0.03%
Hawaii	1.66%
Idaho	0.65%
Illinois	6.98%
Indiana	1.02%
Iowa	0.21%
Kansas	0.60%
Kentucky	1.43%

27

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund

State / territory	Percentage of net assets
Louisiana	1.47%
Maine	0.15%
Maryland	1.95%
Massachusetts	0.42%
Michigan	0.92%
Minnesota	2.33%
Mississippi	0.10%
Missouri	1.99%
Montana	0.11%
Nevada	0.53%
New Hampshire	0.13%
New Jersey	5.24%
New York	8.05%
North Carolina	0.71%
Ohio	6.49%
Oklahoma	0.71%
Oregon	0.47%
Pennsylvania	4.79%
Puerto Rico	0.49%
South Carolina	0.45%
Tennessee	0.28%
Texas	7.71%
Utah	0.17%
Vermont	0.09%
Virginia	1.14%
Washington	1.64%
West Virginia	0.82%
Wisconsin	2.66%
Wyoming	0.09%
Total Value of Securities	100.37%

28

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2017

	Principal amount°	Value (US $)
Municipal Bonds – 100.50%
Corporate Revenue Bonds – 16.07%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	14,645,000	$14,052,170
Series A-2 6.50% 6/1/47	500,000	499,930
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	9,410,000	1,218,689
(Unrefunded-Asset-Backed-Senior) 5.75% 6/1/47	7,640,000	7,639,312
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,844,260
6.25% 6/1/24	6,810,000	6,951,103
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,335,176
Series A 5.00% 9/1/46	5,075,000	6,305,028
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,435,708
Series B 6.50% 11/1/39	3,375,000	4,873,905
Series C 6.50% 11/1/39	1,500,000	2,166,180
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,544,156
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	877,745
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,082,300
New York Transportation Development Corporation
Special Facility Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,139,620
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,146,750
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,953,888
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,231,660
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 5.00% 6/1/41	3,920,000	3,808,790
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,138,314

		81,244,684

29

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds – 3.82%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	$1,484,775
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,139,550
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	834,183
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project) Series A 5.00% 3/1/47	2,500,000	2,906,175
Massachusetts Development Finance Agency
(Berklee College of Music) 5.00% 10/1/46	3,150,000	3,634,061
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University)
5.875% 6/1/42	4,225,000	4,613,869
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,153,270
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,545,000	1,547,456

		19,313,339

Electric Revenue Bonds – 2.30%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	5,000,000	6,176,400
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,460,038

		11,636,438

Healthcare Revenue Bonds – 14.08%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,189,980
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	2,480,875
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	2,563,400
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	2,769,549
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,896,137
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,377,151

30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	$2,100,656
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,456,801
5.50% 2/15/57	3,000,000	3,348,750
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35	1,635,000	1,750,137
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,958,447
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,198,442
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,297,160
Massachusetts Development Finance Agency
(Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	1,000,000	1,143,950
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,634,250
Michigan Finance Authority
(Henry Ford Health System) 5.00% 11/15/41	1,405,000	1,587,271
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,452,588
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,466,405
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	322,397
Series A1 5.00% 7/1/46	770,000	857,695
Series B 4.25% 7/1/36	465,000	478,796
Series B 5.00% 7/1/46	770,000	830,945
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	443,944
144A 5.00% 12/1/35 #	1,200,000	1,327,680
144A 5.00% 12/1/37 #	800,000	883,056

31

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	$1,617,573
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,028,920
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,075,540
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL-RE)^	1,565,000	1,420,144
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	145,332
Series A 7.50% 6/1/49	610,000	745,499
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
5.00% 6/1/36 #	540,000	549,148
(Mary’s Woods at Marylhurst Project) 144A
5.25% 5/15/42 #	1,230,000	1,322,853
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,622,247
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,089,130
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,064,540
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	2,900,000	2,680,180

		71,177,568

Housing Revenue Bonds – 0.97%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45	4,505,000	4,891,124

		4,891,124

Lease Revenue Bonds – 3.91%
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	110,509

32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/21	3,235,000	$3,553,421
Series B 5.50% 6/15/31	5,000,000	5,436,800
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,479,300
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,369,800
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,812,383

		19,762,213

Local General Obligation Bonds – 7.65%
Aldine, Texas Independent School District
(School Building) Series A 5.00% 2/15/45 (PSF)	3,000,000	3,531,270
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,203,578
Series A 6.00% 1/1/38	595,000	688,403
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,590,803
5.00% 8/15/26 (PSF)	1,000,000	1,111,520
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,152,975
Mecklenburg, North Carolina
Series A 5.00% 9/1/25	8,000,000	10,032,480
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	7,044,178
New York City, New York
Subseries D-1 5.00% 10/1/36	6,500,000	7,362,550
Subseries I-1 5.375% 4/1/36	1,835,000	1,961,009

		38,678,766

Pre-Refunded/Escrowed to Maturity Bonds – 17.25%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	6,131,950
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,999,394
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	9,323,438
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,775,000

33

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46-19§	5,145,000	$5,512,559
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,988,902
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,350,040
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,415,440
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,621,342
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39-18§	3,300,000	3,459,390
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,719,200
(Unrefunded - Harvard University) Series A
5.50% 11/15/36-18§	3,355,000	3,547,007
New Jersey Economic Development Authority
(School Facilities Construction) Series G
5.75% 9/1/23-21§	900,000	1,046,358
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,600,169
New York State Dormitory Authority
(Education) Series B 5.25% 3/15/38-19§	2,000,000	2,135,200
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	2,745,000	2,900,614
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	16,346,490
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,748,355
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,683,460
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	635,000	657,962
Wisconsin Housing & Economic Developing Authority Revenue
6.10% 6/1/21-17 (FHA)§	270,000	273,613

		87,235,883

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 9.72%
Baltimore, Maryland
(Convention Center Hotel) 5.00% 9/1/46	1,500,000	$1,708,845
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,000,000	2,031,720
Kansas State Department of Transportation
5.00% 9/1/27	5,300,000	6,549,422
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,996,200
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,389,900
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	2,695,000	2,902,353
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,090,350
New York City, New York Transitional Finance Authority
Future Tax Secured Fiscal 2011
5.00% 5/1/40	2,500,000	2,928,950
Series A-1 5.00% 11/1/42	10,000,000	11,481,800
Series C 5.25% 11/1/25	4,430,000	5,022,291
Series D 5.00% 2/1/26	3,000,000	3,398,790
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	2,473,832
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	730,000	783,502
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,365,000	1,379,810

		49,137,765

State General Obligation Bonds – 6.75%
California State
5.25% 11/1/40	3,795,000	4,278,255
Various Purposes
4.00% 11/1/34	1,080,000	1,181,671
4.00% 11/1/47	1,040,000	1,111,510
5.00% 8/1/27	2,500,000	3,121,675
5.00% 11/1/47	5,190,000	6,156,119
6.00% 4/1/38	4,060,000	4,377,898
6.50% 4/1/33	2,570,000	2,805,052

35

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series B 5.00% 6/15/35	2,475,000	$2,774,425
Illinois State
5.00% 5/1/36	480,000	500,400
5.00% 2/1/39	830,000	860,361
Series A 5.00% 4/1/38	785,000	811,596
Washington State
Series C 5.00% 2/1/28	5,000,000	6,123,600

		34,102,562

Transportation Revenue Bonds – 15.04%
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,726,977
Series D 5.25% 1/1/42	2,000,000	2,371,040
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/51	1,500,000	1,662,735
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,158,340
5.00% 11/1/36 (AMT)	1,000,000	1,155,740
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,443,953
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,974,600
North Texas Tollway Authority Revenue
Second Tier Series A 5.00% 1/1/34	5,000,000	5,760,250
(Unrefunded - First Tier) Series A 6.00% 1/1/24	415,000	422,221
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien
Series A 5.00% 7/1/26	1,800,000	1,992,348
Port Authority of New York & New Jersey Special Project
(193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,771,960
(Consolidated 205th Series) 5.00% 11/15/47	1,500,000	1,776,480
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	5,304,100
Series 8 6.50% 12/1/28	5,500,000	5,589,210
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,948,009
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,567,343

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	$6,486,411
7.50% 6/30/33	1,560,000	1,785,794
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,888,773
6.875% 12/31/39	5,500,000	6,140,310
7.00% 12/31/38 (AMT)	1,830,000	2,123,367

		76,049,961

Water & Sewer Revenue Bonds – 2.94%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	1,647,632
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,600,725
Massachusetts Water Resources Authority
(Green Bond) Series C 4.00% 8/1/36	2,470,000	2,680,049
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,214,218
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,371,260
5.00% 8/1/34	2,000,000	2,361,780

		14,875,664

Total Municipal Bonds (cost $468,628,160)		508,105,967

Short-Term Investments – 0.15%
Variable Rate Demand Notes – 0.15%¤
Los Angeles, California Department of Water & Power
System Revenue (SPA - Barclays Bank N.A.) Subseries B-3
0.63% 7/1/34	500,000	500,000
Minneapolis – St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospitals & Clinics) Series A-II
0.75% 8/15/37 (AGM) (SPA - US Bank N.A.)	250,000	250,000

Total Short-Term Investments (cost $750,000)		750,000

Total Value of Securities – 100.65%
(cost $469,378,160)		$508,855,967

37

Schedules of investments

Delaware Tax-Free USA Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $9,683,730, which represents 1.92% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

N.A. – National Association

NATL-RE – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

38

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	August 31, 2017

	Principal amount°	Value (US $)
Municipal Bonds – 99.25%
Corporate Revenue Bonds – 12.56%
California Infrastructure & Economic Development Bank
(Pacific Gas and Electric Company) Series E
1.75% 11/1/26 ●	800,000	$809,656
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,559,119
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.00% 6/1/26	850,000	1,027,199
Series A-1 5.00% 6/1/33	665,000	664,401
(Capital Appreciation Asset-Backed) Series A
1.548% 6/1/47 ^	5,885,000	762,166
Houston, Texas Airport System Revenue
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	3,010,000	3,243,275
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,931,347
6.25% 6/1/24	7,500,000	7,655,400
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,880,819
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,527,580
Maryland Economic Development Corporation Pollution Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,921,510
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines, Inc. Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	2,138,063
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/21 (AMT)	610,000	668,414
Salt Verde, Arizona Financial Corporation Senior Gas Revenue	3,750,000	4,523,963
5.00% 12/1/32	3,750,000	4,523,963
5.25% 12/1/24	3,050,000	3,578,595
Tennessee Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	1,440,000	1,694,088

39

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 4.75% 6/1/34	3,265,000	$3,201,202
Series 1A 5.00% 6/1/29	4,050,000	4,050,243
Series 1A 5.00% 6/1/41	9,275,000	9,011,868
TSASC, New York
Series A 5.00% 6/1/30	475,000	547,395
Series A 5.00% 6/1/31	475,000	543,961
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,057,075
Wisconsin Public Finance Authority Exempt Facilities Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,115,119

		72,112,458

Education Revenue Bonds – 6.76%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	1,539,464
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,186,060
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,453,920
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,500,801
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,179,150
Massachusetts Development Finance Agency Revenue
(UMass Boston Student Housing Project)
5.00% 10/1/25	2,690,000	3,151,469
Massachusetts State Health & Educational Facilities Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,363,330
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	603,060
Series A 5.00% 4/1/31	1,090,000	1,257,620
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,423,332

40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	$1,134,463
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,472,425
Pennsylvania State Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25	5,290,000	6,031,711
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,493,404

		38,790,209

Electric Revenue Bonds – 2.52%
California State Department Water Resources Power Supply Revenue
Series N 5.00% 5/1/21	3,580,000	4,108,694
Long Island, New York Power Authority
Series B 5.00% 9/1/31	3,165,000	3,799,171
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,804,005
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,737,560

		14,449,430

Healthcare Revenue Bonds – 10.33%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,793,150
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	4,405,000	4,795,723
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,215,487
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A
5.00% 12/1/41 #	1,685,000	1,840,778
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,653,749
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,088,750
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,931,407
Illinois Finance Authority Revenue
(Rush University Medical Center) Series A
5.00% 11/15/32	2,900,000	3,279,204

41

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	$466,411
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	488,303
5.00% 7/1/32	440,000	484,862
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,861,374
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,582,180
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,483,125
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,331,640
Missouri Health & Educational Facilities Authority
(Saint Luke’s Health System) 4.00% 11/15/33	935,000	996,532
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,648,303
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,526,200
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,125,590
144A 5.00% 12/1/32 #	1,100,000	1,233,320
144A 5.00% 12/1/33 #	1,000,000	1,116,820
Ohio State
(Cleveland Clinic Health System) Series A 5.00% 1/1/33	2,735,000	3,315,312
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,147,960
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	1,421,062
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	545,100
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,887,497

		59,259,839

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.45%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	590,000	$640,522
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,481,740
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,248,476
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,852,541
Michigan State Grant Anticipation Refunding Bonds
Series 2016 5.00% 3/15/27	2,000,000	2,507,220
Minnesota State General Fund Revenue
Series A 5.00% 6/1/27	3,265,000	3,857,336
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,436,800
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,101,550
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.00% 10/1/23 (AMT)	2,350,000	2,430,723

		25,556,908

Local General Obligation Bonds – 7.44%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,749,242
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	698,163
Series C 5.00% 1/1/26	1,280,000	1,430,426
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,070,000	3,368,711
Dallas, Texas Independent School District
(Multi-Modal School Building) Series B6 5.00% 2/15/36 (PSF)●	6,705,000	7,755,472
District of Columbia
Series A 5.00% 6/1/30	1,000,000	1,238,860
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,414,640
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,505,110
Series E 5.00% 8/1/23	3,685,000	4,446,026
Subseries D-1 5.00% 10/1/30	4,000,000	4,580,240

43

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	$4,832,200
School District of Philadelphia, Pennsylvania
Series F 5.00% 9/1/28	3,215,000	3,693,328

		42,712,418

Pre-Refunded/Escrowed to Maturity Bonds – 6.25%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,245,434
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	6,230,730
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,497,500
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	18,801
California State Economic Recovery
(Unrefunded) Series A 5.25% 7/1/21-19§	1,000,000	1,081,010
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,272,040
Conroe, Texas Independent School District
5.00% 2/15/25-20 (PSF)§	795,000	873,268
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29-19§	1,620,000	1,763,904
Guam Government Limited Obligation Revenue (Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,923,950
Series A 5.625% 12/1/29-19§	1,125,000	1,243,069
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23-19§	2,750,000	2,999,783
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20-18§	485,000	505,651
Massachusetts Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,891,492
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23-18§	3,710,000	3,956,567
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	2,000,000	2,113,380

44

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	625,000	$681,950
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25-21§	570,000	653,989
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,938,389

		35,890,907

Special Tax Revenue Bonds – 13.91%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority
(City Center Refunding Project) 144A 5.00% 5/1/27 #	2,250,000	2,592,450
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	650,000	660,355
5.00% 5/1/34	880,000	891,933
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,599,276
Series A 5.25% 1/1/23	5,375,000	5,676,753
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,669,900
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,095,154
Kansas State Department of Transportation
5.00% 9/1/29	4,000,000	4,870,960
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,171,037
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,975,511
New Jersey Economic Development Authority Revenue
5.00% 6/15/22	1,750,000	1,961,663
5.00% 6/15/23	1,250,000	1,389,963
(School Facilities Construction) Series AA
5.50% 12/15/29	1,480,000	1,550,507
New York City, New York Transitional Finance Authority Future Tax Secured
5.00% 11/1/23	2,865,000	3,480,087
Subseries A-1 5.00% 11/1/20	2,860,000	3,218,530
Subseries C 5.00% 11/1/27	4,150,000	4,999,879

45

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries E-1 5.00% 2/1/26	4,020,000	$4,713,289
New York State Local Government Assistance Corporation Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,715,051
New York State Urban Development
(Personal Income Tax) Series A 5.00% 3/15/22	6,500,000	7,615,530
Public Finance Authority, Wisconsin
(American dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	1,159,429
Regional Transportation District, Colorado
(Fastracks Project) Series B 5.00% 11/1/34	3,000,000	3,642,510
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,290
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23	735,000	736,426
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24	6,500,000	7,755,800
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,665,000	1,691,324

		79,833,607

State General Obligation Bonds – 13.59%
California State
5.00% 8/1/26	3,120,000	3,913,978
5.00% 9/1/30	1,715,000	2,088,973
Series C 5.00% 9/1/30	5,985,000	7,225,990
(Various Purposes)
4.00% 11/1/34	2,000,000	2,188,280
5.00% 9/1/32	4,100,000	4,947,183
5.25% 9/1/28	7,750,000	9,015,187
Series A 5.00% 11/1/28	3,500,000	4,393,725
Connecticut State
Series C 5.00% 11/1/24	2,000,000	2,081,760
Illinois State
4.00% 2/1/24	1,220,000	1,273,168
5.00% 3/1/36	960,000	996,374

46

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Massachusetts Commonwealth
Series A 5.00% 3/1/22	3,875,000	$4,540,570
Minnesota State
(Various Purpose) Series F 5.00% 10/1/22	8,000,000	9,514,320
New York State
Series A 5.00% 2/15/28	5,000,000	5,677,150
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,844,080
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	4,300,000	5,127,793
Washington State
Series R-2015E 5.00% 7/1/31	3,250,000	3,858,237
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,595,000	4,332,838

		78,019,606

Transportation Revenue Bonds – 15.65%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,087,080
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,177,000
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,166,530
Series B 5.00% 1/1/33	1,520,000	1,767,593
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,326,923
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,141,130
5.00% 7/1/26	3,000,000	3,423,390
Kansas State Department of Transportation
Series B 5.00% 9/1/33	1,500,000	1,796,820
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,724,973
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,630,778
Metropolitan New York Transportation Authority Revenue
Series C 6.50% 11/15/28	545,000	582,867
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,102,211
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,343,033
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,324,328

47

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	$6,785,470
North Texas Tollway Authority Revenue
(First Tier) 6.00% 1/1/20	485,000	493,585
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,147,060
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,301,450
Series A 5.00% 7/1/33	3,355,000	3,896,430
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	3,001,525
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,434,626
Sacramento County, California Airport System Revenue
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,098,073
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	607,390
Series B 5.00% 7/1/32	600,000	725,376
Series B 5.00% 7/1/33	1,000,000	1,203,180
San Francisco, California City & County Airport Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,636,721
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	4,119,746
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,149,683
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,351,163
7.50% 12/31/31	3,765,000	4,249,857

		89,795,991

Water & Sewer Revenue Bonds – 5.79%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,289,668
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,245,346
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,475,774
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	1,390,000	1,446,921

48

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,665,000	$4,301,390
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation) Series A 5.00% 6/15/22	1,405,000	1,452,868
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,791,652
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,818,465
Series A 5.00% 5/15/33	2,250,000	2,714,783
(Junior Lien) Series A 5.00% 5/15/22	1,765,000	2,071,439
San Francisco, California City & County Public Utilities Commission Water Revenue
Subseries A 5.00% 11/1/27	7,430,000	8,640,867

		33,249,173

Total Municipal Bonds (cost $535,971,839)		569,670,546

Total Value of Securities – 99.25% (cost $535,971,839)		$569,670,546

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $15,158,688, which represents 2.64% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

•	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

49

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

50

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2017

	Principal amount°	Value (US $)
Municipal Bonds – 99.47%
Corporate Revenue Bonds – 17.02%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$1,981,600
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	36,040,000	34,581,101
Series A-2 6.00% 6/1/42	3,100,000	2,978,945
Series A-2 6.50% 6/1/47	13,105,000	13,103,165
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	4,067,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,388,250
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,096,260
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,098,460
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
5.75% 6/1/47	10,145,000	10,144,087
Series A-1 5.125% 6/1/47	5,000,000	4,979,900
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	3,904,079
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,339,800
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,222,860
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,239,125
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,293,068
6.00% 6/1/28	1,455,000	1,659,733
6.25% 6/1/24	2,635,000	2,689,597
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,402,750
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	46,809

51

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	$551,087
Mission, Texas Economic Development Corporation Revenue
(Senior Lien - Natgasoline Project) Series B 144A
5.75% 10/1/31 (AMT)#	4,500,000	4,709,565
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,610,300
Series B 6.50% 11/1/39	2,500,000	3,610,300
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,360,520
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,436,687
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,969,660
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,164,600
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,842,675
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	537,510
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,186,420
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,858,700
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	14,367,183
5.25% 12/1/27	2,235,000	2,688,929
5.25% 12/1/28	1,050,000	1,276,359
5.50% 12/1/29	765,000	952,685
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,869,303
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,458,763
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,782,951
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	21,930,000	21,307,846

52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
TSASC, New York
Series A 5.00% 6/1/41	705,000	$785,208
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,127,360
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,252,540
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,441,725
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A
7.50% 1/1/32 (AMT)#	5,000,000	5,491,100
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,959,560

		207,816,125

Education Revenue Bonds – 14.18%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	840,201
144A 6.00% 7/1/47 #	4,735,000	5,076,109
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	795,030
Series A 144A 5.375% 7/1/50 #	1,000,000	1,059,400
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,093,960
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,108,210
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	706,678
Series A 5.00% 6/15/46	1,325,000	1,329,531
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,019,840
5.50% 11/1/44	2,500,000	2,614,125
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,163,200
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,709,325
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,359,000
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,649,250

53

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	$1,759,398
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,357,663
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,774,110
(The Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	1,000,000	957,650
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	653,773
Series A 144A 5.00% 8/1/40 #	605,000	671,235
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	964,810
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	2,775,520
(New Designs Charter School) Series A 5.50% 6/1/42	2,200,000	2,292,026
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,093,660
6.00% 10/1/49	720,000	790,546
California State University
(Systemwide)
Series A 5.00% 11/1/26	3,250,000	4,147,130
Series A 5.00% 11/1/27	2,300,000	2,909,431
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,177,891
California Statewide Communities Development Authority Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,170,690
Series A 5.50% 11/1/38	2,000,000	2,044,680
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,565,790
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	864,127
5.625% 2/1/45	1,500,000	1,502,175
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,327,160
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,525,950
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	514,375

54

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	$1,006,120
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	723,499
5.00% 6/1/46	820,000	838,778
5.00% 6/1/51	1,035,000	1,056,466
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,679,448
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,473,500
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,084,520
Hawaii State Department of Budget & Finance
Series A 144A 5.00% 1/1/45 #	1,500,000	1,508,130
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,172,800
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,210,420
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	1,054,420
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	657,816
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	532,859
Series B 144A 4.87% 7/1/49 #^	2,888,155	299,271
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,101,180
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,074,480
(Rogers Park Montessori)
6.00% 2/1/34	675,000	715,426
6.125% 2/1/45	1,800,000	1,898,784
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,098,590
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,001,640

55

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	$2,806,700
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,670,385
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,764,454
Series A 144A 6.00% 6/15/52 #	1,530,000	1,609,637
Maricopa County, Arizona Industrial Development Authority
(Paradise Schools Projects) Series 2016 144A
5.00% 7/1/47 #	1,500,000	1,535,130
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,029,460
Massachusetts State Development Finance Agency Revenue
(UMass Boston Student Housing Project) Series 2016
5.00% 10/1/48	3,605,000	3,987,094
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,040,400
Series A 144A 6.00% 9/15/45 #	1,000,000	1,045,980
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooley) 144A
6.75% 7/1/44 #	3,500,000	3,568,495
(Public School Academy Old Redford) Series A
6.50% 12/1/40	900,000	922,320
(Public School Academy University Learning)
7.50% 11/1/40	1,000,000	1,049,570
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	928,929
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,638,448
Series A 144A 5.125% 12/15/45 #	2,515,000	2,567,589

56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing Project) 5.875% 6/1/42	1,500,000	$1,638,060
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,373,050
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,186,621
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,226,378
Pennsylvania State Higher Educational Facilities Authority Revenue
(Foundation Indiana University) Series A 1.52%
(US0003M+0.67%) 7/1/39 (SGI)●	2,400,000	1,890,672
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,436,050
(Discovery Charter School Project) 5.875% 4/1/32	450,000	467,235
6.25% 4/1/37	200,000	209,534
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,057,910
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,656,608
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,135,670
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,739,168
Phoenix, Arizona Industrial Development Authority Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,146,600
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,074,640
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,062,920
5.625% 9/1/42	600,000	636,534
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	456,912
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,173,000
Pima County, Arizona Industrial Development Authority Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,716,760

57

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	$670,655
Series A 5.00% 8/15/46	1,000,000	1,014,620
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,085,289
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	700,000	701,113
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,619,213
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,047,180
Series A 6.00% 9/1/51	3,000,000	3,172,980
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,375,527
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,613,278
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,127,940
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,098,400
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	625,512

		173,152,416

Electric Revenue Bonds – 0.56%
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,237,732
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	4,576,360

		6,814,092

Healthcare Revenue Bonds – 28.84%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,880,901
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,189,980
Series A 8.00% 10/1/46	1,500,000	1,781,925

58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	$1,747,465
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	1,012,430
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,563,400
Series D 7.25% 1/1/52	7,290,000	7,234,231
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	168,928
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,062,824
5.75% 6/1/35	1,500,000	1,679,160
5.75% 6/1/45	2,500,000	2,765,675
6.00% 6/1/50	2,650,000	2,975,447
Board of Managers Joint Guadalupe County-City of Seguin, Texas Hospital
5.00% 12/1/45	1,100,000	1,141,316
Butler County, Ohio Port Authority
(Storypoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	670,072
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,407,459
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	568,400
California Statewide Communities Development Authority Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	550,855
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	14,301,690
Series A 5.25% 12/1/29	3,000,000	3,345,630
Series A 144A 5.25% 12/1/56 #	3,000,000	3,297,630
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,823,450
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,557,550

59

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	$4,968,700
Centre County, Pennsylvania Hospital Authority
(Mount Nittany Medical Center) Series A
5.00% 11/15/46	1,250,000	1,398,750
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,051,568
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A
6.375% 1/15/51 #	1,000,000	1,014,190
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	4,000,000	3,656,800
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,913,175
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	560,175
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,113,930
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	769,680
Series A 144A 5.75% 12/1/35 #	1,150,000	1,187,605
Series A 144A 6.125% 12/1/45 #	1,200,000	1,266,168
Series A 144A 6.25% 12/1/50 #	560,000	593,975
Connecticut State Health & Educational Facility Authority
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,015,940
Series A 144A 5.00% 9/1/53 #	1,500,000	1,507,560
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,632,464
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	106,781
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,716,048
5.50% 2/15/52	4,405,000	4,914,570
5.50% 2/15/57	7,250,000	8,092,813
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,068,900
Series A 5.25% 9/1/29	500,000	548,705

60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.25% 9/1/44	2,000,000	$2,149,440
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,082,587
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,155,000	1,159,539
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	5,500,000	5,375,370
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	1,623,860
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,676,245
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	823,866
5.25% 11/15/51	1,350,000	1,322,527
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,358,713
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,404,324
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,100,050
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,561,640
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,945,195
Series A 7.75% 5/15/30	500,000	553,950
Series A 8.00% 5/15/40	2,205,000	2,444,992
Series A 8.00% 5/15/46	1,500,000	1,660,485
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,767,481
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,359,575
Series A 144A 5.60% 1/1/56 #	2,700,000	2,554,983

61

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	$1,075,770
5.50% 8/15/45	1,000,000	1,073,410
(Marquette Project) 5.00% 3/1/39	1,250,000	1,294,763
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,553,250
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,359,241
Kentucky Economic Development Finance Authority Healthcare Revenue
(Owensboro Health) Series A 5.00% 6/1/45	1,250,000	1,358,450
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,342,907
5.75% 11/15/45	2,500,000	2,568,825
5.75% 11/15/50	1,600,000	1,630,208
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,332,950
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,306,900
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,602,150
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	2,000,790
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,106,700
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,858,185
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	5,415,552
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,100,950
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,742,900
(Medstar Health Issue) Series A 5.00% 5/15/45	1,000,000	1,139,260
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	2,689,763

62

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	$2,836,570
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,100,800
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,576,288
5.375% 1/1/50	6,250,000	6,363,187
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,317,530
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,547,104
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	660,394
Series A1 5.00% 7/1/46	1,395,000	1,553,876
Series A1 5.00% 7/1/51	1,595,000	1,774,087
Series B 4.00% 7/1/31	635,000	656,965
Series B 4.25% 7/1/36	955,000	983,335
Series B 4.75% 7/1/51	1,915,000	2,007,992
Series B 5.00% 7/1/46	1,595,000	1,721,244
Series C 5.00% 7/1/31	250,000	258,830
Series C 5.25% 7/1/36	350,000	367,637
Series C 5.50% 7/1/46	1,250,000	1,317,825
Series C 5.75% 7/1/51	1,000,000	1,070,630
Series D 6.00% 7/1/26	150,000	147,359
Series D 7.00% 7/1/51	1,350,000	1,364,323
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,091,840
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,064,682
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,835,550
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,963,736
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,637,500
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,203,279
144A 5.00% 12/1/45 #	800,000	870,040

63

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	$1,586,637
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,062,160
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,900,000	3,998,202
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	345,163
Series A 7.50% 6/1/49	2,920,000	3,568,620
Palomar, California Health
Series 2016 5.00% 11/1/39	1,670,000	1,866,292
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51	3,250,000	3,288,090
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	1,030,000	1,106,199
5.25% 4/1/47	2,000,000	2,128,460
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	228,733
Series A 144A 5.00% 6/1/36 #	960,000	976,262
Series A 144A 5.125% 6/1/48 #	1,375,000	1,394,814
(Mary’s Woods at Marylhurst Project) 144A
5.25% 5/15/52 #	2,300,000	2,454,790
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,934,020
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,789,625
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,642,635
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	5,237,540
South Carolina Jobs - Economic Development Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	962,726

64

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	$828,103
5.50% 12/1/43	1,250,000	1,354,637
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	612,216
Series A 5.125% 8/15/45	1,800,000	1,808,118
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	625,957
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	3,790,000	4,335,571
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,163,710
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,349,838
Series B 5.00% 11/15/46	3,000,000	3,363,930
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	1,850,000	2,011,764
6.75% 11/15/52	3,300,000	3,575,682
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	532,270
University of Colorado Hospital Authority Revenue
(UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	3,413,970
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,157,772
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	727,307
Series A 144A 5.00% 7/1/46 #	1,450,000	1,490,557
Series A 144A 5.00% 7/1/51 #	2,000,000	2,044,280
(Heron’s Key)
Series A 144A 7.00% 7/1/45 #	1,750,000	1,747,637
Series A 144A 7.00% 7/1/50 #	2,000,000	1,976,920
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,009,890
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,008,360
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	287,485
Series A 5.75% 11/1/39	600,000	639,240

65

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) Series A 6.00% 5/1/47	920,000	$978,420
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 ‡	7,800,000	7,208,760
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	871,824
Series A 5.00% 7/1/24	1,700,000	1,805,383
Series A 6.125% 7/1/39	750,000	817,965
Series A 6.25% 7/1/44	2,500,000	2,724,050
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	526,055
Series II-A 5.25% 12/1/36	500,000	530,025
Series II-A 5.375% 12/1/46	1,200,000	1,265,172
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,174,040

		352,133,140

Housing Revenue Bonds – 0.74%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,332,540
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,659,090
Senior Series A 6.40% 8/15/45	1,715,000	1,861,993
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	828,743
Series A 5.25% 5/15/49	3,000,000	3,305,550

		8,987,916

Lease Revenue Bonds – 4.58%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,280,082
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	539,205
Series A 144A 6.875% 1/1/42 #	1,500,000	1,622,160
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,047,669

66

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	810,000	$855,490
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,442,028
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	954,550
5.375% 2/1/41	4,000,000	3,873,040
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,554,800
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A 5.00% 11/15/44 #	5,000,000	5,447,500
(Class 2-3 World Trade Center Project) 144A 5.375% 11/15/40 #	2,410,000	2,680,860
(Class 3-3 World Trade Center Project) 144A 7.25% 11/15/44 #	9,600,000	11,459,424
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,984,852
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,288,560
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	7,780,402
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,152,480

		55,963,102

Local General Obligation Bonds – 3.42%
Chicago Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,936,500
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,472,751
Series 2005D 5.50% 1/1/40	3,000,000	3,243,780
Series 2007E 5.50% 1/1/42	2,150,000	2,321,893
Series 2007F 5.50% 1/1/42	1,250,000	1,349,937
Series A 5.25% 1/1/29	4,415,000	4,816,235
Series A 5.50% 1/1/33	2,000,000	2,195,580
Series A 6.00% 1/1/38	6,285,000	7,271,619
Series C 5.00% 1/1/26	2,105,000	2,352,380
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,031,267
Raleigh, North Carolina
Series A 5.00% 9/1/22	5,000,000	5,941,650

67

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	$2,778,142

		41,711,734

Pre-Refunded/Escrowed to Maturity Bonds – 6.81%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30-20§	845,000	960,038
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,376,631
Brevard County, Florida Health Facilities Authority Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	3,837,190
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	6,198,500
6.50% 7/15/30-20§	1,175,000	1,331,111
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	999,000
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31-21§	750,000	908,603
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,134,760
California Statewide Communities Development Authority Revenue
(Aspire Public Schools) 6.00% 7/1/40-19§	995,000	1,064,441
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,193,610
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,184,770
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,175,260
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,164,360
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	965,646
Guam Government Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	310,000	342,535
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,174,600

68

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Illinois Finance Authority Revenue
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	$22,636
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,109,164
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	3,986,548
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System) Series A 6.50% 3/1/45-20§	4,965,000	5,698,430
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	1,750,000	1,992,340
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	317,456
Unrefunded (Redevelopment Project) 6.875% 8/1/39-19§	215,000	239,484
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	2,040,817
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,566,034
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39-18§	3,845,000	4,030,713
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,957,927
Maryland State Economic Development Corporation Student Housing Revenue
(University of Maryland College Park Projects) 5.75% 6/1/33-18§	1,130,000	1,172,104
Massachusetts State Health & Educational Facilities Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,100,010
New Jersey Health Care Facilities Financing Authority Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	901,547
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,000,000	1,115,100
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37-18§	5,000,000	5,342,300
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project) 4.50% 7/1/32-22§	1,000,000	1,154,770

69

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project) 5.125% 7/1/31-19§	1,000,000	$1,076,070
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	875,000	1,005,427
Series A 144A 6.375% 9/1/40-20#§	500,000	578,210
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	980,000	1,069,298
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation)
5.80% 7/1/30-20§	1,300,000	1,472,302
6.00% 7/1/42-18§	1,000,000	1,043,430
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41-18§	1,000,000	1,043,950
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,331,140
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,905,257
7.125% 11/1/43-23§	2,500,000	3,354,325
St. Johns County, Florida Industrial Development Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,137,250
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,186,750
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,776,360
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B 6.00% 8/15/39-19 (AGC)§	1,250,000	1,374,013

		83,112,217

Resource Recovery Revenue Bonds – 0.92%
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,798,835
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,518,100

70

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Mission, Texas Economic Development Corporation Revenue
(Dallas Clean Energy McCommas) 6.875% 12/1/24 (AMT)	1,000,000	$1,009,430
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,250,000	1,881,295

		11,207,660

Special Tax Revenue Bonds – 7.36%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project)
144A 5.00% 5/1/32 #	2,500,000	2,786,950
144A 5.00% 5/1/42 #	2,000,000	2,157,260
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,779,545
Babcock Ranch, Florida Community Independent Special District
5.00% 11/1/31	615,000	630,707
5.25% 11/1/46	500,000	509,775
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,010,520
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,029,740
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,038,930
144A 5.40% 3/1/45 #	2,000,000	2,093,800
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	2,040,640
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,250,000	5,333,265
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,800,000	1,858,536
Farms New Kent, Virginia Community Development Authority Special Assessment
Series C 5.80% 3/1/36 ‡	1,000,000	249,840
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	5,000,000	5,269,050

71

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	$2,032,680
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,752,713
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,314,610
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,309,853
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,044,960
Series A 5.50% 8/1/35	1,300,000	1,351,220
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,654,485
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,219,182
5.90% 3/1/30	2,000,000	2,135,880
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,900,000	5,215,462
Series AA 5.25% 6/15/41	1,000,000	1,091,270
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,003,180
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,090,350
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Future Tax Secured - Subordinated Fiscal) Series A-1 5.00% 11/1/19	1,525,000	1,659,520
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,114,550
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,635,000	3,085,796
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35	2,500,000	1,749,750
Series A 5.75% 12/1/45	2,500,000	1,749,750
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	5,814,367

72

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	$1,100,330
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,348
Southglenn, Colorado Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,606,086
Series 2016 5.00% 12/1/36	810,000	830,226
Series 2016 5.00% 12/1/46	2,100,000	2,133,012
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	1,000,890
Series A 5.50% 11/1/27	500,000	500,365
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,030,000	1,033,502
Series A 144A 5.25% 9/1/45 #	3,000,000	3,008,010
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,232,604
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	5,000,000	5,031,500

		89,855,009

State General Obligation Bonds – 3.65%
California State
5.00% 8/1/46	2,000,000	2,346,740
(Bid Group C) Series B 5.00% 8/1/27	5,000,000	6,243,350
(Various Purposes)
4.00% 11/1/34	2,600,000	2,844,764
4.00% 11/1/47	2,500,000	2,671,900
5.00% 11/1/47	12,500,000	14,826,875
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,581,350
Illinois State
5.00% 5/1/36	1,710,000	1,782,675
5.00% 2/1/39	2,980,000	3,089,008
Series A 5.00% 4/1/38	2,805,000	2,900,033

73

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
New York State
Series A 5.25% 2/15/24	2,000,000	$2,291,480

		44,578,175

Transportation Revenue Bonds – 8.07%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,808,550
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,608,437
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,759,700
Series A 6.00% 1/15/49	7,690,000	8,877,413
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,968,688
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,125,110
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,372,570
Series A 6.00% 7/1/53	1,290,000	1,463,815
Long Beach, California Harbor Revenue
Series A 5.00% 5/15/40 (AMT)	2,660,000	3,122,095
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,105,470
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,701,650
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,501,780
Metropolitan New York Transportation Authority
(Green Bonds) Series A1 5.25% 11/15/56	5,000,000	5,872,250
Metropolitan Washington Airports Authority
Series A 5.00% 10/1/34 (AMT)	3,850,000	4,504,885
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,265,000	3,484,408
(Junior Lien) Series A 5.25% 1/1/56	4,000,000	4,687,680
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,206,774
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,135,600
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	1,974,959

74

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports Commission
(San Francisco International) Series B
5.00% 5/1/46 (AMT)	5,000,000	$5,708,800
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,194,062
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/45 (AMT)	1,270,000	1,401,775
5.00% 12/31/50 (AMT)	1,910,000	2,098,059
5.00% 12/31/55 (AMT)	1,840,000	2,014,248
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,944,860
7.50% 6/30/33	500,000	572,370
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,210,086
6.875% 12/31/39	4,055,000	4,527,083
7.00% 12/31/38 (AMT)	1,335,000	1,549,014

		98,502,191

Water & Sewer Revenue Bonds – 3.32%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	489,285
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	214,295
5.00% 11/1/27	150,000	176,841
5.00% 11/1/28	30,000	35,306
5.00% 11/1/29	1,470,000	1,715,563
5.00% 11/1/30	1,000,000	1,160,800
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,170,680
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,873,225
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,879,035
Series D 7.00% 10/1/51	5,000,000	6,166,200

75

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	$3,655,733

		40,536,963

Total Municipal Bonds (cost $1,137,820,003)		1,214,370,740

Short-Term Investments – 0.90%
Variable Rate Demand Notes – 0.90%¤
City & County of Denver, Colorado Series A2
0.79% 12/1/29 (SPA - JP Morgan Chase Bank N.A.)	1,800,000	1,800,000
Los Angeles, California Department of Water & Power System Revenue
Subordinate Series B-3
0.63% 7/1/34 (SPA - Barclays Bank)	400,000	400,000
Subseries A-5
0.63% 7/1/35 (SPA - Bank of America N.A.)	2,100,000	2,100,000
Minneapolis St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospitals & Clinics) Series A-II
0.75% 8/15/37 (AGM) (SPA - US Bank N.A.)	225,000	225,000
Mississippi Business Finance Commission (Chevron USA)
Series G
0.76% 11/1/35	1,250,000	1,250,000
Montgomery County, Pennsylvania Industrial Development Authority (Acts Retirement Life Communities)
0.80% 11/15/29 (AGC) (SPA - TD Bank N.A.)	3,100,000	3,100,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Second Generation Resolution) Series BB-4
0.75% 6/15/50 (SPA - Wells Fargo Bank N.A.)	250,000	250,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue (Children’s Hospital of Philadelphia) Series A
0.79% 2/15/21 (SPA - Wells Fargo Bank N.A.)	1,900,000	1,900,000

Total Short-Term Investments (cost $11,025,000)		11,025,000

Total Value of Securities – 100.37% (cost $1,148,845,003)		$1,225,395,740

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $200,803,980, which represents 16.45% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the

76

issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

US0003M – Intercontinental Exchange London Interbank Offered Rate US Dollar 3 Month

See accompanying notes, which are an integral part of the financial statements.

77

Statements of assets and liabilities

August 31, 2017

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Assets:
Investments, at value[1]	$508,105,967	$569,670,546	$1,214,370,740
Short-term investments, at value[2]	750,000	—	11,025,000
Cash	14,417	85,623	9,204
Interest receivable	5,960,570	6,974,421	15,381,740
Receivable for fund shares sold	339,352	542,510	3,017,439
Receivable for securities sold	—	4,680,535	—

Total assets	515,170,306	581,953,635	1,243,804,123

Liabilities:
Payable for securities purchased	8,404,834	6,537,910	20,236,481
Distribution payable	468,864	382,148	1,225,086
Payable for fund shares redeemed	307,824	585,344	452,394
Investment management fees payable to affiliates	181,039	237,026	482,273
Distribution fees payable to affiliates	109,922	55,391	123,797
Other accrued expenses	95,766	135,990	343,606
Dividend disbursing and transfer agent fees and expense payable to affiliates	8,500	9,617	20,306
Audit and tax fees payable	4,584	4,584	4,584
Trustees’ fees and expenses payable	2,879	3,241	6,828
Accounting and administration expenses payable to affiliates	1,978	2,238	4,726
Legal fees payable to affiliates	976	1,096	973
Reports and statements to shareholders expenses payable to affiliates	404	458	2,314

Total liabilities	9,587,570	7,955,043	22,903,368

Total Net Assets	$505,582,736	$573,998,592	$1,220,900,755

Net Assets Consist of:
Paid-in capital	$467,781,852	$543,629,505	$1,166,998,454
Distributions is excess of net investment income	(14,723)	(33,111)	(4,102)
Accumulated net realized loss on investments	(1,662,200)	(3,296,509)	(22,644,334)
Net unrealized appreciation of investments	39,477,807	33,698,707	76,550,737

Total Net Assets	$505,582,736	$573,998,592	$1,220,900,755

78

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$415,314,201	$164,153,776	$190,210,969
Shares of beneficial interest outstanding, unlimited authorization, no par	35,495,481	13,615,755	17,216,077
Net asset value per share	$11.70	$12.06	$11.05
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.25	$12.40	$11.57

Class C:
Net assets	$27,397,267	$40,402,231	$97,973,628
Shares of beneficial interest outstanding, unlimited authorization, no par	2,341,149	3,352,890	8,831,697
Net asset value per share	$11.70	$12.05	$11.09

Institutional Class:
Net assets	$62,871,268	$369,442,585	$932,716,158
Shares of beneficial interest outstanding, unlimited authorization, no par	5,333,535	30,349,979	83,645,993
Net asset value per share	$11.79	$12.17	$11.15
[1] Investments, at cost	$468,628,160	$535,971,839	$1,137,820,003
[2] Short-term investments, at cost	750,000	—	11,025,000

See accompanying notes, which are an integral part of the financial statements.

79

Statements of operations

Year ended August 31, 2017

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$23,341,577	$22,430,140	$57,211,429

Expenses:
Management fees	2,834,376	3,028,686	6,034,645
Distribution expenses — Class A	1,075,438	421,136	515,974
Distribution expenses — Class C	292,451	445,295	1,022,416
Dividend disbursing and transfer agent fees and expenses	391,683	593,325	1,091,201
Accounting and administration expenses	154,180	182,207	343,742
Registration fees	68,703	74,755	146,717
Legal fees	50,048	64,202	117,958
Audit and tax fees	43,595	43,596	43,610
Reports and statements to shareholders expenses	43,340	55,713	87,937
Trustees’ fees and expenses	25,123	29,721	56,733
Custodian fees	20,774	28,865	52,212
Other	36,817	42,962	80,571

	5,036,528	5,010,463	9,593,716
Less expenses waived	(770,267)	(469,853)	(1,002,786)
Less waived distribution expenses — Class A	—	(168,455)	—
Less expenses paid indirectly	(1,717)	(1,242)	(2,322)

Total operating expenses	4,264,544	4,370,913	8,588,608

Net Investment Income	19,077,033	18,059,227	48,622,821

Net Realized and Unrealized Loss:
Net realized loss on investments	(780,531)	(2,085,453)	(7,642,108)
Net change in unrealized appreciation (depreciation) of investments	(18,435,138)	(19,485,190)	(36,101,039)

Net Realized and Unrealized Loss	(19,215,669)	(21,570,643)	(43,743,147)

Net Increase (Decrease) in Net
Assets Resulting from Operations	$(138,636)	$(3,511,416)	$4,879,674

See accompanying notes, which are an integral part of the financial statements.

80

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Statements of changes in net assets

Delaware Tax-Free USA Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,077,033	$19,802,855
Net realized gain (loss)	(780,531)	7,412,248
Net change in unrealized appreciation (depreciation)	(18,435,138)	11,011,063

Net increase (decrease) in net assets resulting from operations	(138,636)	38,226,166

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(16,243,857)	(17,504,374)
Class C	(864,022)	(858,163)
Institutional Class	(1,969,154)	(1,431,583)

Net realized gain:
Class A	(4,669,336)	—
Class C	(314,280)	—
Institutional Class	(455,368)	—

	(24,516,017)	(19,794,120)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,491,013	18,556,280
Class C	3,820,845	4,181,538
Institutional Class	36,733,206	20,247,575

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	18,129,628	15,102,308
Class C	1,017,859	721,186
Institutional Class	1,881,457	1,086,711

	82,074,008	59,895,598

82

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(95,346,418)	$(60,655,312)
Class C	(7,582,637)	(5,219,246)
Institutional Class	(19,556,143)	(10,182,828)

	(122,485,198)	(76,057,386)

Decrease in net assets derived from capital share transactions	(40,411,190)	(16,161,788)

Net Increase (Decrease) in Net Assets	(65,065,843)	2,270,258

Net Assets:
Beginning of year	570,648,579	568,378,321

End of year	$505,582,736	$570,648,579

Undistributed (distributions in excess of) net investment income	$(14,723)	$66,896

See accompanying notes, which are an integral part of the financial statements.

83

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,059,227	$20,652,060
Net realized gain (loss)	(2,085,453)	6,205,347
Net change in unrealized appreciation (depreciation)	(19,485,190)	13,384,099

Net increase (decrease) in net assets resulting from operations	(3,511,416)	40,241,506

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,915,126)	(5,362,533)
Class C	(921,125)	(980,428)
Institutional Class	(12,182,549)	(14,367,442)

Net realized gain:
Class A	(58,508)	—
Class C	(15,746)	—
Institutional Class	(152,523)	—

	(18,245,577)	(20,710,403)

Capital Share Transactions:
Proceeds from shares sold:
Class A	35,944,973	42,587,074
Class C	3,230,487	5,664,853
Institutional Class	135,948,379	146,784,446

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,591,718	5,001,787
Class C	846,092	893,576
Institutional Class	8,398,061	9,003,563

	188,959,710	209,935,299

84

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(59,113,240)	$(49,232,611)
Class C	(11,801,182)	(6,715,315)
Institutional Class	(239,010,931)	(163,901,252)

	(309,925,353)	(219,849,178)

Decrease in net assets derived from capital share transactions	(120,965,643)	(9,913,879)

Net Increase (Decrease) in Net Assets	(142,722,636)	9,617,224

Net Assets:
Beginning of year	716,721,228	707,104,004

End of year	$573,998,592	$716,721,228

Distributions in excess of net investment income	$(33,111)	$(24,178)

See accompanying notes, which are an integral part of the financial statements.

85

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,622,821	$42,639,732
Net realized loss	(7,642,108)	(132,180)
Net change in unrealized appreciation (depreciation)	(36,101,039)	67,701,215

Net increase in net assets resulting from operations	4,879,674	110,208,767

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,244,874)	(8,838,898)
Class C	(3,328,634)	(3,074,474)
Institutional Class	(36,908,033)	(30,594,298)

	(48,481,541)	(42,507,670)

Capital Share Transactions:
Proceeds from shares sold:
Class A	47,160,123	71,930,474
Class C	14,018,914	30,273,869
Institutional Class	369,553,187	324,718,812

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,108,543	7,021,837
Class C	2,904,991	2,654,379
Institutional Class	30,936,256	26,610,128

	471,682,014	463,209,499

86

	Year ended
	8/31/17	8/31/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(105,174,981)	$(69,509,287)
Class C	(28,853,971)	(16,512,385)
Institutional Class	(343,301,589)	(142,479,009)

	(477,330,541)	(228,500,681)

Increase (decrease) in net assets derived from capital share transactions	(5,648,527)	234,708,818

Net Increase (Decrease) in Net Assets	(49,250,394)	302,409,915

Net Assets:
Beginning of year	1,270,151,149	967,741,234

End of year	$1,220,900,755	$1,270,151,149

Distributions in excess of net investment income	$(4,102)	$(4,102)

See accompanying notes, which are an integral part of the financial statements.

87

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

88

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.22	$11.83	$11.90	$11.14	$12.26

0.43	0.42	0.43	0.45	0.46
(0.40)	0.39	(0.07)	0.76	(1.04)

0.03	0.81	0.36	1.21	(0.58)

(0.43)	(0.42)	(0.43)	(0.45)	(0.46)
(0.12)	—	—	—	(0.08)

(0.55)	(0.42)	(0.43)	(0.45)	(0.54)

$11.70	$12.22	$11.83	$11.90	$11.14

0.41%	7.00%	3.09%	11.02%	(5.02% )

$415,314	$493,408	$504,204	$500,590	$519,986
0.81%	0.81%	0.81%	0.80%	0.80%
0.96%	0.95%	0.96%	0.97%	0.99%
3.71%	3.52%	3.63%	3.88%	3.76%
3.56%	3.38%	3.48%	3.71%	3.57%
33%	33%	16%	34%	40%

89

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

90

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.22	$11.83	$11.91	$11.14	$12.27

0.34	0.33	0.34	0.36	0.36
(0.40)	0.39	(0.08)	0.77	(1.04)

(0.06)	0.72	0.26	1.13	(0.68)

(0.34)	(0.33)	(0.34)	(0.36)	(0.37)
(0.12)	—	—	—	(0.08)

(0.46)	(0.33)	(0.34)	(0.36)	(0.45)

$11.70	$12.22	$11.83	$11.91	$11.14

(0.35% )	6.19%	2.23%	10.28%	(5.82% )

$27,397	$31,545	$30,851	$29,524	$33,509
1.56%	1.56%	1.57%	1.56%	1.56%
1.71%	1.70%	1.72%	1.72%	1.70%
2.96%	2.77%	2.88%	3.12%	3.00%
2.81%	2.63%	2.73%	2.96%	2.86%
33%	33%	16%	34%	40%

91

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

92

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.31	$11.91	$11.99	$11.22	$12.36

0.46	0.46	0.47	0.48	0.49
(0.40)	0.40	(0.08)	0.77	(1.06)

0.06	0.86	0.39	1.25	(0.57)

(0.46)	(0.46)	(0.47)	(0.48)	(0.49)
(0.12)	—	—	—	(0.08)

(0.58)	(0.46)	(0.47)	(0.48)	(0.57)

$11.79	$12.31	$11.91	$11.99	$11.22

0.68%	7.32%	3.26%	11.33%	(4.89% )

$62,872	$45,696	$33,323	$24,588	$17,008
0.56%	0.56%	0.57%	0.56%	0.56%
0.71%	0.70%	0.72%	0.72%	0.70%
3.96%	3.77%	3.88%	4.12%	4.00%
3.81%	3.63%	3.73%	3.96%	3.86%
33%	33%	16%	34%	40%

93

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended Aug. 31, 2017, net realized gain distributions of $58,508 were made by the Fund’s Class A, which calculated to a de minimis amount of $(0.004) per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

94

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.38	$12.04	$12.21	$11.69	$12.41

0.35	0.35	0.35	0.34	0.34
(0.32)	0.34	(0.17)	0.52	(0.72)

0.03	0.69	0.18	0.86	(0.38)

(0.35)	(0.35)	(0.35)	(0.34)	(0.34)
— [2]	—	—	—	—

(0.35)	(0.35)	(0.35)	(0.34)	(0.34)

$12.06	$12.38	$12.04	$12.21	$11.69

0.35%	5.79%	1.46%	7.47%	(3.13% )

$164,154	$188,034	$184,514	$249,848	$391,923
0.75%	0.75%	0.76%	0.75%	0.75%
0.93%	0.92%	0.93%	0.93%	0.97%
2.92%	2.84%	2.85%	2.86%	2.79%
2.74%	2.67%	2.68%	2.68%	2.57%
26%	35%	19%	34%	23%

95

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended Aug. 31, 2017, net realized gain distributions of $15,746 were made by the Fund’s Class C, which calculated to a de minimis amount of $(0.004) per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

96

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.37	$12.03	$12.20	$11.69	$12.40

0.25	0.24	0.24	0.24	0.24
(0.32)	0.35	(0.17)	0.51	(0.71)

(0.07)	0.59	0.07	0.75	(0.47)

(0.25)	(0.25)	(0.24)	(0.24)	(0.24)
— [2]	—	—	—	—

(0.25)	(0.25)	(0.24)	(0.24)	(0.24)

$12.05	$12.37	$12.03	$12.20	$11.69

(0.50% )	4.90%	0.60%	6.48%	(3.87% )

$40,402	$49,515	$48,328	$54,231	$64,904
1.60%	1.60%	1.61%	1.60%	1.60%
1.68%	1.67%	1.68%	1.68%	1.67%
2.07%	1.99%	2.00%	2.01%	1.94%
1.99%	1.92%	1.93%	1.93%	1.87%
26%	35%	19%	34%	23%

97

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	For the year ended Aug. 31, 2017, net realized gain distributions of $152,523 were made by the Fund’s Institutional Class, which calculated to a de minimis amount of $(0.004) per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

98

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.50	$12.16	$12.33	$11.81	$12.53

0.37	0.37	0.37	0.36	0.37
(0.33)	0.34	(0.17)	0.52	(0.72)

0.04	0.71	0.20	0.88	(0.35)

(0.37)	(0.37)	(0.37)	(0.36)	(0.37)
— [2]	—	—	—	—

(0.37)	(0.37)	(0.37)	(0.36)	(0.37)

$12.17	$12.50	$12.16	$12.33	$11.81

0.44%	5.92%	1.62%	7.58%	(2.92% )

$369,443	$479,172	$474,262	$434,455	$359,213
0.60%	0.60%	0.61%	0.60%	0.60%
0.68%	0.67%	0.68%	0.68%	0.67%
3.07%	2.99%	3.00%	3.01%	2.94%
2.99%	2.92%	2.93%	2.93%	2.87%
26%	35%	19%	34%	23%

99

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

100

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.42	$10.75	$10.65	$9.64	$10.75

0.44	0.41	0.41	0.45	0.45
(0.37)	0.67	0.10	1.01	(1.11)

0.07	1.08	0.51	1.46	(0.66)

(0.44)	(0.41)	(0.41)	(0.45)	(0.45)

(0.44)	(0.41)	(0.41)	(0.45)	(0.45)

$11.05	$11.42	$10.75	$10.65	$9.64

0.72%	10.25%	4.83%	15.42%	(6.47% )
$190,211	$250,810	$227,090	$204,936	$200,988
0.85%	0.85%	0.85%	0.85%	0.85%
0.94%	0.94%	0.97%	0.99%	0.99%
4.02%	3.73%	3.80%	4.38%	4.18%
3.93%	3.64%	3.68%	4.24%	4.04%
27%	13%	10%	31%	46%

101

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

102

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.47	$10.80	$10.70	$9.68	$10.80

0.36	0.33	0.33	0.37	0.37
(0.38)	0.67	0.10	1.02	(1.12)

(0.02)	1.00	0.43	1.39	(0.75)

(0.36)	(0.33)	(0.33)	(0.37)	(0.37)

(0.36)	(0.33)	(0.33)	(0.37)	(0.37)

$11.09	$11.47	$10.80	$10.70	$9.68

(0.11% )	9.41%	4.04%	14.63%	(7.21% )

$97,974	$113,905	$91,196	$71,424	$69,889
1.60%	1.60%	1.60%	1.60%	1.60%
1.69%	1.69%	1.72%	1.74%	1.74%
3.27%	2.98%	3.05%	3.63%	3.43%
3.18%	2.89%	2.93%	3.49%	3.29%
27%	13%	10%	31%	46%

103

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

104

Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.53	$10.85	$10.75	$9.73	$10.85

0.47	0.45	0.44	0.48	0.48
(0.38)	0.67	0.10	1.01	(1.12)

0.09	1.12	0.54	1.49	(0.64)

(0.47)	(0.44)	(0.44)	(0.47)	(0.48)

(0.47)	(0.44)	(0.44)	(0.47)	(0.48)

$11.15	$11.53	$10.85	$10.75	$9.73

0.92%	10.57%	5.08%	15.71%	(6.23% )

$932,716	$905,436	$649,455	$384,525	$165,162
0.60%	0.60%	0.60%	0.60%	0.60%
0.69%	0.69%	0.72%	0.74%	0.74%
4.27%	3.98%	4.05%	4.63%	4.43%
4.18%	3.89%	3.93%	4.49%	4.29%
27%	13%	10%	31%	46%

105

Notes to financial statements
Delaware National Tax-Free Funds	August 31, 2017

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into

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consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Funds’ tax positions taken or to be taken on each Funds’ federal income tax returns through the year ended Aug. 31, 2017 and for all open tax years (years ended Aug. 31, 2014–Aug 31, 2016), and has concluded that no provision for federal income tax is required in each Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended Aug. 31, 2017, each Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the

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Notes to financial statements

Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

“Statements of operations” under “Custodian fees” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended Aug. 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$1,349	$1,042	$1,894

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended Aug. 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$368	$200	$428

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2016 through Aug. 31, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

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Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended Aug. 31, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$24,057	$28,462	$54,645

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$103,313	$122,233	$234,682

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2016 through Aug. 31, 2017.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

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Notes to financial statements

Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$10,844	$12,836	$23,262

For the year ended Aug. 31, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$24,150	$7,223	$59,090

For the year ended Aug. 31, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$6,574	$ 48	$24,122
Class C	4,484	1,238	17,600

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Aug. 31, 2017, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended Aug. 31, 2017, the Funds engaged in the following securities purchases and securities sales, which did not result in a realized gain or loss:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$36,245,782	$30,031,787	$115,539,117
Sales	41,051,237	26,456,217	87,074,172

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*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the year ended Aug. 31, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Purchases	$168,634,113	$157,307,352	$328,294,159
Sales	202,211,625	267,962,282	309,988,660

At Aug. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Cost of Investments	$469,566,815	$535,971,839	$1,148,123,746
Aggregate unrealized appreciation of investments	$ 40,263,822	$ 33,726,844	$ 84,552,869
Aggregate unrealized depreciation of investments	(974,670)	(28,137)	(7,280,875)
Net unrealized appreciation of investments	$ 39,289,152	$ 33,698,707	$ 77,271,994

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in

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Notes to financial statements

Delaware National Tax-Free Funds

3. Investments (continued)

markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Delaware Tax-Free USA Fund

Securities	Level 2
Assets:
Municipal Bonds	$508,105,967
Short-Term Investment	750,000
Total Value of Securities	$508,855,967

Delaware Tax-Free USA Intermediate Fund

Securities	Level 2
Assets:
Municipal Bonds	$569,670,546

Delaware National High-Yield Municipal Bond Fund

Securities	Level 2
Assets:
Municipal Bonds	$1,214,370,740
Short-Term Investments	11,025,000
Total Value of Securities	$1,225,395,740

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During the year ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended Aug. 31, 2017, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2017 and 2016 was as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Year ended 8/31/17
Tax-exempt income	$19,094,030	$17,933,308	$48,338,718
Ordinary income	524,061	134,852	142,823
Long-term capital gains	4,897,926	177,417	—
Total	$24,516,017	$18,245,577	$48,481,541

Year ended 8/31/16
Tax-exempt income	$19,743,523	$20,701,317	$42,444,808
Ordinary income	50,597	9,086	62,862
Total	$19,794,120	$20,710,403	$42,507,670

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Notes to financial statements

Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2017, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Shares of beneficial interest	$467,781,852	$543,629,505	$1,166,998,454
Undistributed tax-exempt income	454,141	349,037	1,220,984
Distributions payable	(468,864)	(382,148)	(1,225,086)
Qualified late year loss deferrals	(1,473,545)	(3,296,509)	—
Capital loss carryforwards	—	—	(23,365,591)
Unrealized appreciation of investments	39,289,152	33,698,707	77,271,994

Net assets	$505,582,736	$573,998,592	$1,220,900,755

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments, if applicable.

Qualified late year capital losses represent losses realized from Nov. 1, 2016 through Aug. 31, 2017, that in accordance with federal income tax regulations, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, expiration of capital loss carryforwards, and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2017, the Funds recorded the following reclassifications:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Distributions in excess of net investment income	$(81,619)	$(49,360)	$(141,280)
Accumulated net realized loss	81,619	49,360	516,015
Paid-in capital	—	—	(374,735)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At Aug. 31, 2017, Delaware Tax-Free USA Intermediate Fund utilized $698,745 of capital loss carryforwards. At Aug. 31, 2017, $374,735 capital loss carryforwards expired for Delaware National High-Yield Municipal Bond Fund.

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Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Aug. 31, 2017, capital loss carryforwards available to offset future realized capital gains, were as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware National High-Yield Municipal Bond Fund	$13,245,280	$10,120,311

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/17	8/31/16	8/31/17	8/31/16	8/31/17	8/31/16

Shares sold:
Class A	1,771,333	1,543,347	3,022,406	3,487,962	4,328,365	6,479,874
Class C	325,639	347,808	271,770	464,194	1,288,593	2,735,540
Institutional Class	3,141,457	1,666,378	11,329,643	11,875,678	33,863,188	29,096,103

Shares issued upon reinvestment of dividends and distributions:
Class A	1,565,318	1,256,558	384,829	409,255	652,446	634,748
Class C	87,959	59,975	70,969	73,157	265,684	238,848
Institutional Class	161,330	89,643	697,103	729,446	2,813,255	2,380,529

	7,053,036	4,963,709	15,776,720	17,039,692	43,211,531	41,565,642

Shares redeemed:
Class A	(8,219,120)	(5,054,234)	(4,984,764)	(4,027,785)	(9,726,923)	(6,268,883)
Class C	(653,426)	(434,847)	(992,677)	(550,150)	(2,656,102)	(1,486,395)
Institutional Class	(1,681,232)	(840,919)	(20,021,304)	(13,268,401)	(31,588,716)	(12,755,521)

	(10,553,778)	(6,330,000)	(25,998,745)	(17,846,336)	(43,971,741)	(20,510,799)

Net increase (decrease)	(3,500,742)	(1,366,291)	(10,222,025)	(806,644)	(760,210)	21,054,843

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the year ended Aug. 31, 2017 and 2016, each Fund had the following exchange transactions.

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Notes to financial statements

Delaware National Tax-Free Funds

6. Capital Shares (continued)

These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

		Year ended
		8/31/17

	Exchange		Exchange
	Redemptions		Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	856,362	6,306	858,276	$9,985,602
Delaware Tax-Free USA Intermediate Fund	234,870	—	232,990	2,786,921
Delaware National High-Yield Municipal Bond Fund	2,134,297	15,391	2,134,779	23,025,554

			Year ended
			8/31/16

	Exchange			Exchange
	Redemptions			Subscriptions

		Institutional		Institutional
	Class A	Class	Class A	Class C	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	45,617	—	—	—	45,355	$555,813
Delaware Tax-Free USA Intermediate Fund	28,037	172	174	—	27,807	348,312
Delaware National High-Yield Municipal Bond Fund	459,565	9,199	8,818	468	455,914	5,308,745

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the

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annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Aug. 31, 2017, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2017, the percentage of each Fund’s net assets insured by bond issuers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assured Guaranty Corporation	0.22%	—	0.46%
Assured Guaranty Municipal Corporation	0.05%	1.39%	0.72%
AMBAC Assurance Corporation	0.56%	—	0.08%
National Public Finance Guarantee Corporation	0.44%	—	—
Syncora Guarantee	—	—	0.15%

Total	1.27%	1.39%	1.41%

As of Aug. 31, 2017, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 13.31%, 15.45%, and 10.22%, respectively, of the Fund’s net assets. As of Aug. 31, 2017, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, New York, and Texas, which constituted approximately 15.20%, 16.91%, and 11.73%, respectively, of the Fund’s net assets. As of Aug. 31, 2017, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the State of California which constituted approximately 16.91%, of the Fund’s net assets. These

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Notes to financial statements

Delaware National Tax-Free Funds

8. Geographic, Credit, and Market Risks (continued)

investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely

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manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

11. Subsequent Events

Effective Sept. 1, 2017, the Fund entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

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Report of independent registered

public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of the Funds, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2017

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Other Fund information (Unaudited)

Delaware National Tax-Free Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2017, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)	(B) Tax-Exempt Distributions (Tax Basis)	(C) Long-Term Capital Gain Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free USA Fund	2.14%	77.88%	19.98%	100.00%
Delaware Tax-Free USA Intermediate Fund	0.74%	98.29%	0.97%	100.00%
Delaware National High-Yield Municipal Bond Fund	0.29%	99.71%	—	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements

At a meeting held on Aug. 16–17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal

121

Other Fund information (Unaudited)

Delaware National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements (continued)

counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the

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extent applicable, ended Jan. 31, 2017. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods considered be at or above the median of its Performance Universe.

Delaware Tax-Free USA Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the third quartile of its Performance Universe. The Board noted that the Fund’s performance was not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports and other information delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware National High-Yield Municipal Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Tax-Free USA Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

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Other Fund information (Unaudited)

Delaware National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund Investment Management Agreements (continued)

Delaware Tax-Free USA Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board noted that the Fund’s management fee was not in line with the Board’s objective, but that the Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware National High-Yield Municipal Bond Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that, as of Feb. 28, 2017, the assets of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund exceeded the first breakpoint level and the assets of Delaware National High-Yield Municipal Bond Fund exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Management Agreements provides a sharing of benefits with the Funds and their shareholders.

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Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee

Shawn K. Lytle1, [2] 2005 Market Street Philadelphia, PA 19103 February 1970	President, Chief Executive Officer, and Trustee	Trustee since September 2015
President and Chief Executive Officer since August 2015

Independent Trustees

Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005
Chairman since March 2015
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Since March 2015

Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

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for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as President of Macquarie Investment Management[3] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	62	Trustee — UBS Relationship Funds, SMA Relationship Trust, and UBS Funds (May 2010–April 2015)

Private Investor (March 2004–Present)	62	None
Chief Executive Officer, Private Wealth Management (2011–2013) and Market Manager, New Jersey Private Bank (2005–2011) — J.P. Morgan Chase & Co.	62	Director — Banco Santander International Director — Santander Bank, N.A.
Executive Vice President (Emerging Economies Strategies, Risks, and Corporate Administration) State Street Corporation (July 2004–March 2011)	62	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004–2014)

[3]	Macquarie Investment Management (formerly known as Delaware Investments) is the marketing name for Macquarie Management Holdings, Inc. (formerly known as Delaware Management Holdings, Inc.) and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

127

Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103 May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

128

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President —	62	Director, Audit Committee,
Drexel University		and Governance Committee
(August 2010–Present)		Member — Community
Health Systems
President —
Franklin & Marshall College		Director — Drexel
(July 2002–July 2010)		Morgan & Co.

Director, Audit Committee
Member — vTv
Therapeutics LLC

Director — FS Credit Real
Estate Income Trust, Inc.
Private Investor	62	None
(2004–Present)
Chief Executive Officer —	62	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–December 2016)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

129

Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

130

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman (2010–April 2013) — PNC Financial Services Group	62	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director — HSBC USA Inc.
Vice President and Treasurer (January 2006–July 2012), Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Company	62	Director, Personnel and Compensation Committee Chair, and Member of Nominating, Investments, and Audit Committees — Okabena Company (2009–2014)

David F. Connor has served in various capacities at different times at Macquarie Investment Management.	62	None[2]
Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.	62	None[2]
Richard Salus has served in various executive capacities at different times at Macquarie Investment Management.	62	None[2]

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About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.		Banco Itaú International
Philadelphia, PA	New York, NY	Lucinda S. Landreth	Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Funds	President	New York, NY	PNC Financial Services Group
by Macquarie	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

August 31, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

MIM is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Portfolio management review
Delaware state tax-free funds	September 12, 2017

Performance preview (for the year ended August 31, 2017)
Delaware Tax-Free Arizona Fund (Institutional Class shares)	1-year return	+0.40%
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	+0.24%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper Other States Municipal Debt Funds Average	1-year return	-0.22%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 9.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Please see page 12 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free California Fund (Institutional Class shares)	1-year return	+0.89%
Delaware Tax-Free California Fund (Class A shares)	1-year return	+0.63%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper California Municipal Debt Funds Average	1-year return	+0.01%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 13.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper California Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).

Please see page 16 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Colorado Fund (Institutional Class shares)	1-year return	+0.51%
Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	+0.26%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper Other States Municipal Debt Funds Average	1-year return	-0.22%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 17.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Please see page 20 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review

Delaware state tax-free funds

Delaware Tax-Free Idaho Fund (Institutional Class shares)	1-year return	+0.71%
Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	+0.47%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper Other States Municipal Debt Funds Average	1-year return	-0.22%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 21.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Please see page 24 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free New York Fund (Institutional Class shares)	1-year return	+0.29%
Delaware Tax-Free New York Fund (Class A shares)	1-year return	+0.05%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper New York Municipal Debt Funds Average	1-year return	+0.21%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 25.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper New York Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

Please see page 28 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Pennsylvania Fund (Institutional Class shares)	1-year return	+0.73%
Delaware Tax-Free Pennsylvania Fund (Class A shares)	1-year return	+0.48%
Bloomberg Barclays Municipal Bond Index (benchmark)	1-year return	+0.88%
Lipper Pennsylvania Municipal Debt Funds Average	1-year return	+0.30%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Pennsylvania Fund, please see the table on page 29.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts. The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Pennsylvania Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Pennsylvania (double tax-exempt) or a city in Pennsylvania (triple tax-exempt).

Please see page 32 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Economic backdrop

The US economy continued its slow but steady expansion throughout the Funds’ fiscal year ended Aug. 31, 2017. The country’s gross domestic product (GDP) – a measure of national economic output – grew by an annualized 2.8% in the third quarter of 2016 and 1.8% in the fourth quarter. In the first two quarters of 2017, US GDP increased by 1.2% and 3.0%, respectively. Meanwhile, the employment picture continued to improve, with the national unemployment rate falling to 4.4% at the end of the fiscal year, down a half percentage point from September 2016. (Source: US Commerce Department.)

This combination of consistent economic growth, an improving employment picture, and manageable inflation led the US Federal Reserve to raise its benchmark short-term interest rate by 0.25 percentage points on three separate occasions – in December, March, and June — bringing the federal funds rate to a range of 1.00%–1.25%, up from 0.25%–0.50% to start the fiscal year.

Municipal bond market conditions

In the first half of the Funds’ fiscal year, conditions were generally challenging for municipal bond investors. Initially, an increase in supply relative to demand for municipal securities tended to push down the prices of bonds and lift their yields (a bond’s price and yield move in opposite directions). In the fourth quarter of 2016, conditions dramatically worsened, especially following the US elections in November 2016. With the presidential victory of Donald Trump, expectations grew that Republicans would be able to swiftly execute their priority of cutting taxes, thus making tax-exempt bonds less compelling for residents of high-tax states.

Market conditions began to stabilize several weeks after the election, however. This stabilization continued throughout the rest of the Funds’ fiscal year, as the likelihood of a rapid,

transformative change in tax policy appeared to diminish. Coupled with tighter supply, the tax-exempt bond market generally strengthened through August 2017.

Against this backdrop, the municipal bond yield curve steepened, meaning that yields on long-term municipal bonds rose more quickly than those on short-dated municipal bonds, while longer-dated bonds tended to underperform shorter-dated issues.

The following table shows municipal bond returns by maturity for the 12 months ended Aug. 31, 2017:

Returns by maturity

5 years	1.44%
10 years	1.06%
22+ years	0.42%

Source: Bloomberg

Meanwhile, in continuation of a trend now in place for several years, lower-rated bonds generally outperformed their higher-quality counterparts. This trend is evident in the following table, which indicates municipal bond performance by credit quality rating for the Funds’ fiscal year:

Returns by credit rating

AAA	0.58%
AA	0.75%
A	1.06%
BBB	1.91%
BB and below	2.25%

Source: Bloomberg

Among the market’s strong-performing sectors, tobacco bonds led the way, as their credit spreads continued to narrow, and investors seemed increasingly comfortable assuming the credit risk inherent in these often lower-rated securities. Meanwhile, bonds issued by Puerto Rico, which, like tobacco bonds, tended to be found in the high yield municipal bond universe, struggled during the fiscal year as concerns mounted about the US territory’s credit quality.

Portfolio management review

Delaware state tax-free funds

Economic backdrop in the states

Arizona’s diverse state economy still continues to recover from the global financial crisis. The rise in population prior to the crisis overly exposed its real estate market and construction industry. August 2017 nonfarm employment of 2.75 million was up 1.3% from a year earlier. Despite a significant improvement over prior years, the state’s unemployment rate as of August 2017 remained elevated at 5.0%, which was above the national average rate of 4.4%. Arizona’s per-capita personal income levels are also below average, at only 82% of the national level. Fiscal 2017 General Fund revenues totaled $9.5 billion, a 0.2% increase over 2016 but 0.2% below budget estimates. Individual income tax revenue grew 4.1% in 2017, sales tax revenue increased 4.5%, and corporate tax revenue decreased 35.5%. The state ended fiscal 2017 with a preliminary ending fund balance of $229 million and Budget Stabilization Fund balance of $460 million. Arizona enacted a $9.82 billion fiscal 2018 General Fund budget, which represents a 4.8% increase over 2017. Revenues are expected to grow 4.3% to total $9.85 billion. The budget includes increased funding for education and healthcare, and an increase in the minimum wage. (Source: bls.gov, bea.gov, ncsl.org, Arizona Office of Strategic Planning Budgeting, Arizona Joint Legislative Budget Committee.)

California enjoys a large, diverse, and wealthy economy that mirrors that of the United States. In 2016, the state’s real GDP was $2.6 trillion, making California the sixth largest economy in the world. The August 2017 nonfarm employment of 16.78 million was up 1.6% from a year earlier. The unemployment rate improved in August 2017 to 5.1%, but still remains above the national rate of 4.4%. California’s per-capita personal income remained strong at 111% of the national average. Fiscal 2016 General Fund revenues rose 2.7% year-over-year to total $122.00 billion, which was 0.2% below the budget forecasts. Personal income taxes rose 4.1% in fiscal 2017 to total $82.7 billion, but were 0.2% below projections. Sales-and-use tax receipts declined 0.3% but were 0.5% above estimates. Corporate income taxes increased 4.4% but were 2.7% below budget. California ended fiscal 2017 with a $1.6 billion General Fund balance and had a $6.7 billion Rainy Day Fund. The California legislature enacted a $125.1 billion General Fund budget for fiscal 2018, representing a 3% increase over 2017. General Fund revenues are expected to total $125.9 billion, a 6.2% increase over 2017. The budget calls for personal income and corporate taxes to increase 6.8% and 6.7%, respectively. It calls for roughly flat sales tax revenues. The state is expecting to end fiscal 2018 with a General Fund balance of $2.4 billion and a Rainy Day Fund of $8.5 billion. (Source: bls.gov, bea.gov, ncsl.org, ebudget.ca.gov.)

Colorado’s economy is diverse, with below-average employment in manufacturing and a variety of service sector strengths. August 2017 nonfarm employment of 2.66 million was up 1.8% from a year earlier. Colorado’s unemployment rate in August 2017 was 2.4%, much lower than the national rate of 4.4%. Colorado is a relatively wealthy state, with per-capita personal income levels equal to 106% of the US average. Total estimated General Fund revenues for fiscal year 2017 were $10.3 billion, a 3.4% increase over fiscal 2016. Individual income tax revenues rose 3.6% in fiscal 2017. Corporate income taxes fell 21.9% in 2017 while sales-and-use tax collections increased 6.5% in 2017. Colorado’s legislature enacted a $10.9 billion General Fund budget for 2018, which represents a 3.7% increase over the prior year. Income tax collections are expected to increase at a stronger rate of 7.8% while sales-and-use tax revenue is expected to increase 10.7%. Corporate income tax collections are expected to increase 4.2%. This would be the first increase since fiscal 2014. (Source: bls.gov, bea.gov, ncsl.org, Colorado Office of State

Planning and Budgeting, Colorado Joint Budget Committee.)

Idaho’s economy has expanded and diversified in recent years, benefiting from population growth. Despite this diversification, an above-average dependence on the natural resource sector remains. The August 2017 nonfarm employment of 714,100 was up 2.2% from a year earlier. The unemployment rate in August 2017 was 2.9%, well below the national rate of 4.4%. Idaho’s General Fund fiscal 2017 revenues totaled $3.45 billion. Total revenues came in 2.8% above budget and 8.3% above the prior year. Individual income taxes came in 3.8% above budget while corporate and sales taxes came in 5.7% and 0.2% above budget, respectively. The Idaho legislature enacted a $3.45 billion fiscal 2018 General Fund budget, which represents a 5.5% increase over fiscal 2017. The three largest portions of the budget are public school support (49%), Medicaid (16%), and higher education (10%). Total General Fund revenues are forecasted to increase 5.7% to total $3.5 billion in fiscal 2018. (Source: bls.gov, bea.gov, ncsl.org, Idaho Division of Financial Management.)

New York has a mature, broad-based, and wealthy economy that attracts a highly educated and global workforce. August 2017 nonfarm employment of 9.55 million was up 1.4% from a year earlier. The unemployment rate in August 2017 was 4.8%, slightly above the national rate of 4.4%. Total receipts for the General Fund for fiscal 2017 came in at $66.9 billion, down 4% from fiscal 2016 and 1.6% below budget. Personal income tax receipts were $42.8 billion in fiscal 2017, 0.3% above budget forecasts. Sales tax revenues totaled $12.64 billion in 2017, about 0.2% above consensus projections. Corporate income taxes were the largest drag on General Fund revenues, coming in at $4.76 billion in fiscal 2017 versus budget projections of $5.6 billion. General Fund expenditures totaled $68 billion in fiscal 2017, 2.3% below the revised budget forecast. The state ended fiscal 2017 with a Budgetary General Fund balance of $7.2 billion, down from $8.9 billion in fiscal 2016. New York’s legislature enacted a $71.2 billion General Fund budget for 2018, representing a 4.6% increase over the prior year’s budget. Through the first three months of fiscal 2018, revenues totaled $17.6 billion, which was roughly in line with estimates. Expenditures were running 2.4% below budget. (Source: bls.gov, bea.gov, ncsl.org, New York Division of the Budget, Office of the New York State Comptroller.)

Pennsylvania has a diverse, broad, and relatively stable economy, with per-capita personal income levels slightly above the national average (103%), supported by its large health and higher education sectors. August 2017 nonfarm employment of 5.95 million was up 1.0% from a year earlier. The monthly unemployment rate in August 2017 was 4.9%, slightly higher than the national rate of 4.4% but down from the prior year. Pennsylvania’s General Fund tax collections totaled $31.7 billion in fiscal 2017, 3.4% below estimates but 2.6% above the prior year. Sales tax receipts were 2.0% below budget, personal income collections were 3.0% below budget, and corporate tax revenues were 6.6% below budget projections. The state passed a $32 billion General Fund appropriations bill for fiscal year 2018. However, the bill had a $2.2 billion gap. The state legislature has yet to agree on a $2.2 billion revenue package to fund the budget. (Source: bls.gov, bea.gov, ncsl.org, Pennsylvania Office of the Budget, Pennsylvania Department of Revenue.)

Focused on credit research

For the six Funds profiled in this report, we maintained a consistent management strategy. We do this regardless of underlying market conditions. We have a bottom-up investment approach, meaning we evaluate potential bond holdings one at a time. Working closely with our team’s municipal analysts, we conduct thorough research to find securities offering what we see as a

Portfolio management review

Delaware state tax-free funds

desirable trade-off between income and credit risk.

Following this approach, to the extent possible in each state’s municipal bond marketplace, we are often led to bonds rated lower investment grade or below investment grade, where we look to find value for shareholders. During the fiscal year, a substantial portion of the net assets of all six Funds was invested in bonds rated A and BBB, the two lowest rating tiers of the investment grade bond universe.

In addition, the Funds had allocations to high yield municipal bonds, specifically those with credit ratings below BBB. By prospectus, the Funds are able to invest in these credit tiers, and we pay close attention to credit risk when selecting securities, focusing on those providing what we see as sufficiently high yields for the risk.

Portfolio positioning

Throughout the fiscal year, we maintained a roughly neutral duration – or sensitivity to changes in interest rates – relative to the Funds’ benchmark, the Bloomberg Barclays Municipal Bond Index, seeking to add value through bond selection rather than by managing interest rate exposure.

When the municipal bond market sold off in the fourth quarter of 2016, we believed that the decline in bond prices was significantly greater than justified. Accordingly, we took advantage of opportunities to invest in bonds we liked at prices we saw as undeservedly low relative to their credit risk. As the fiscal period progressed, and the market became less concerned about the near-term likelihood of federal tax reform, many of these securities regained a portion of their lost value, adding to the Funds’ results.

Since the market recovered, we found it somewhat more challenging to find similarly attractively priced bonds. Accordingly, we became increasingly selective in our purchases, searching for bonds that offered yields sufficiently high to compensate us for their credit risk.

Particularly in calendar year 2017, we positioned the Funds’ portfolios for a flattening yield curve, because we anticipated that longer-duration bonds would outperform shorter-dated bonds. This view reflected our expectation for continued solid economic growth and subdued inflation – factors that we believed could put a ceiling on long-term interest rates and support the Funds’ positioning.

Individual performance contributors

The strongest-performing bond issue in Delaware Tax-Free Arizona Fund was Great Hearts Academies, a network of charter schools primarily in the Phoenix area. These bonds were refunded during the fiscal year and thus experienced a meaningful increase in their prices. Bonds for Puerto Rico’s Hospital Auxilio Mutuo also contributed to Delaware Tax-Free Arizona Fund’s performance as well as that of Delaware Tax-Free Colorado Fund and Delaware Tax-Free Idaho Fund. Even before the fiscal year began, we had eliminated nearly all of the Funds’ exposure to Puerto Rico debt because of uncertainty surrounding the territory’s credit quality. These investment grade-rated bonds were the exception, however, as we continued to see potential there.

As stated previously, tobacco-securitization bonds, especially lower-rated issues, were strong performers overall. Accordingly, in Delaware Tax-Free California Fund, the strongest-performing security in absolute terms was a zero-coupon Golden State tobacco bond issue. These bonds returned more than 20% for the Fund. A portion of the Golden State Tobacco bonds were refunded which benefited the remaining securities left outstanding. Bonds issued for Lancer Plaza, a student-housing project of California Baptist University in Riverside, also contributed to Delaware Tax-Free California Fund’s results.

These bonds received a favorable pricing adjustment and returned more than 6%.

In Delaware Tax-Free Colorado Fund, Eaton Area Park & Recreation District bonds added to results. These nonrated bonds continued to gain in value as credit spreads tightened and investors became increasingly comfortable assuming credit risk. These bonds returned more than 6% for the fiscal year.

Meanwhile, in Delaware Tax-Free Idaho Fund, Power County Development Authority solid-waste bonds for FMC Corporation were meaningful contributors. The bonds, which were called during the fiscal period, earned a total return of more than 6%.

In Delaware Tax-Free New York Fund, the leading performers were senior housing bonds for The Hamlet at Wallkill, which were refunded during the fiscal year. Meanwhile, an investment in bonds for Brighter Choice Charter Schools in Albany also added value. Coming into the fiscal year, this charter school had been put on probation following management missteps. More recently, however, the school’s credit rating has been reaffirmed and its probationary status lifted — factors that lifted the bonds’ price.

The strongest individual performer in Delaware Tax-Free Pennsylvania Fund was an investment in Northampton County tax increment financing district bonds for the Route 33 project in eastern Pennsylvania. These nonrated bonds experienced improved credit quality and returned more than 11%. Monroe County bonds for Pocono Medical Center also contributed to the Fund’s results. These bonds benefited from being pre-refunded during the fiscal period. Such a situation often generates an immediate price increase, as the bonds become backed by escrowed short-term US government securities and effectively experience an increase in credit quality.

Individual performance detractors

In Delaware Tax-Free Arizona Fund, Edkey charter school bonds were the Fund’s weakest individual performers. These securities declined in value in response to the issuer’s operating difficulties. A bond issue for Hassayampa Academic Village, a residential housing project at Arizona State University, also detracted. These relatively highly rated bonds were hurt by their 14-year maturity dates, which put them in a weaker segment of the yield curve.

The largest individual detractors in Delaware Tax-Free California Fund consisted of lower-investment-grade rated bonds issued for an expansion project at the Culinary Institute of America, and municipal lease bonds for Sanford Burnham Prebys Medical Discovery Institute, a medical research institution located in La Jolla, Calif., and Orlando, Fla. Both issues declined more than 3%.

In Delaware Tax-Free Colorado Fund, highly rated Colorado single-family housing bonds declined more than 4%, as the bonds were partially called at their face value during the fiscal year. The Fund’s investment in Castle Rock Water bonds, a highly rated issue that returned -3%, also weighed on performance.

Guam Waterworks Authority bonds hampered Delaware Tax-Free Idaho Fund and Delaware Tax-Free Pennsylvania Fund. As concern mounted about the credit quality of Puerto Rico and the US Virgin Islands, bonds issued by another US territory, Guam, declined in sympathy. We had more confidence in Guam’s underlying credit quality, however, and further liked that the Guam Waterworks bonds were backed by a strong covenant. In Delaware Tax-Free Idaho Fund, bonds of North Star Charter School also detracted. This issue experienced a pricing change during the fiscal period, resulting in a total return of -3%.

Portfolio management review

Delaware state tax-free funds

Also in Delaware Tax-Free Pennsylvania Fund, bonds issued for the Foulkeways at Gwynedd senior housing project hampered results. These lower-investment-grade bonds were hurt by rising interest rates during the 12-month period.

Of final note, our weakest performers in Delaware Tax-Free New York Fund were bonds issued for St. Lawrence University and hospital bonds for Catholic Health System in Buffalo, both of which declined more than 2%. These lower-investment-grade bonds were disadvantaged by their respective maturity dates of 2043 and 2035, which positioned them in an underperforming part of the yield curve.

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. April 1, 1991)
Excluding sales charge	+0.24%	+2.86%	+4.32%	+5.32%
Including sales charge	-4.30%	+1.91%	+3.84%	+5.13%
Class C (Est. May 26, 1994)
Excluding sales charge	-0.59%	+2.09%	+3.55%	+4.11%
Including sales charge	-1.56%	+2.09%	+3.55%	+4.11%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.40%	n/a	n/a	+5.52%
Including sales charge	+0.40%	n/a	n/a	+5.52%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 10. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Performance summaries

Delaware Tax-Free Arizona Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.59% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.96%	1.71%	0.71%
(without fee waivers)
Net expenses	0.84%	1.59%	0.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015, through Dec. 29, 2017.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free Arizona Fund — Class A shares	$9,550	$14,582

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Delaware Tax-Free Arizona Fund — Institutional Class shares	$10,000	$12,178
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882

Performance summaries

Delaware Tax-Free Arizona Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 10. Please note additional details on pages 9 through 12.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class C	DVACX	928916501
Institutional Class	DAZIX	928916873

Performance summaries
Delaware Tax-Free California Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. March 2, 1995)
Excluding sales charge	+0.63%	+3.65%	+5.09%	+5.58%
Including sales charge	-3.87%	+2.69%	+4.61%	+5.37%
Class C (Est. April 9, 1996)
Excluding sales charge	-0.12%	+2.87%	+4.31%	+4.73%
Including sales charge	-1.09%	+2.87%	+4.31%	+4.73%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.89%	n/a	n/a	+6.20%
Including sales charge	+0.89%	n/a	n/a	+6.20%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Performance summaries

Delaware Tax-Free California Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.57% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.01%	1.76%	0.76%
Net expenses (including fee waivers, if any)	0.82%	1.57%	0.57%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this . report is from Dec. 29, 2015, through Dec. 29, 2017.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free California Fund — Class A shares	$9,550	$15,690

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Delaware Tax-Free California Fund — Institutional Class shares	$10,000	$12,467
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882

Performance summaries

Delaware Tax-Free California Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 16.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class C	DVFTX	928928795
Institutional Class	DCTIX	928928167

Performance summaries
Delaware Tax-Free Colorado Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. April 23, 1987)
Excluding sales charge	+0.26%	+2.98%	+4.45%	+5.77%
Including sales charge	-4.26%	+2.03%	+3.97%	+5.61%
Class C (Est. May 6, 1994)
Excluding sales charge	-0.48%	+2.21%	+3.68%	+4.20%
Including sales charge	-1.45%	+2.21%	+3.68%	+4.20%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.51%	n/a	n/a	+5.71%
Including sales charge	+0.51%	n/a	n/a	+5.71%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Performance summaries

Delaware Tax-Free Colorado Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local taxes and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.59% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.96%	1.71%	0.71%
(without fee waivers)
Net expenses	0.84%	1.59%	0.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015, through Dec. 29, 2017.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free Colorado Fund — Class A shares	$9,550	$14,757

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Delaware Tax-Free Colorado Fund — Institutional Class shares	$10,000	$12,256
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882

Performance summaries

Delaware Tax-Free Colorado Fund

1The “Performance of a $10,000 investment” graph for Class A assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 17 through 20.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class C	DVCTX	92907R101
Institutional Class	DCOIX	92907R200

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 4, 1995)
Excluding sales charge	+0.47%	+1.98%	+3.77%	+4.90%
Including sales charge	-4.09%	+1.04%	+3.30%	+4.69%
Class C (Est. Jan. 11, 1995)
Excluding sales charge	-0.29%	+1.22%	+3.00%	+4.09%
Including sales charge	-1.27%	+1.22%	+3.00%	+4.09%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.71%	n/a	n/a	+4.58%
Including sales charge	+0.71%	n/a	n/a	+4.58%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 22. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Performance summaries

Delaware Tax-Free Idaho Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.61% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.99%	1.74%	0.74%
(without fee waivers)
Net expenses	0.86%	1.61%	0.61%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free Idaho Fund — Class A shares	$9,550	$13,833

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882
Delaware Tax-Free Idaho Fund — Institutional Class shares	$10,000	$11,782

Performance summaries

Delaware Tax-Free Idaho Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 22. Please note additional details on pages 21 through 24.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class C	DVICX	928928803
Institutional Class	DTIDX	928928159

Performance summaries
Delaware Tax-Free New York Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. Nov. 6, 1987)
Excluding sales charge	+0.05%	+3.17%	+4.88%	+5.67%
Including sales charge	-4.42%	+2.23%	+4.39%	+5.50%
Class C (Est. April 26, 1995)
Excluding sales charge	-0.71%	+2.40%	+4.09%	+4.06%
Including sales charge	-1.67%	+2.40%	+4.09%	+4.06%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.29%	n/a	n/a	+5.78%
Including sales charge	+0.29%	n/a	n/a	+5.78%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 26. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares,

excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Performance summaries

Delaware Tax-Free New York Fund

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.55% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	1.02%	1.77%	0.77%
(without fee waivers)
Net expenses	0.80%	1.55%	0.55%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015, through Dec. 29, 2017.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free New York Fund — Class A shares	$9,550	$15,369

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Delaware Tax-Free New York Fund — Institutional Class shares	$10,000	$12,289
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882

Performance summaries

Delaware Tax-Free New York Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 26. Please note additional details on pages 25 through 28.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class C	DVFNX	928928258
Institutional Class	DTNIX	928928142

Performance summaries
Delaware Tax-Free Pennsylvania Fund	August 31, 2017

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2017

	1 year	5 years	10 years	Lifetime
Class A (Est. March 23, 1977)
Excluding sales charge	+0.48%	+3.05%	+4.56%	+5.59%
Including sales charge	-4.09%	+2.09%	+4.08%	+5.46%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-0.27%	+2.27%	+3.76%	+3.76%
Including sales charge	-1.24%	+2.27%	+3.76%	+3.76%
Institutional Class (Est. Dec. 31, 2013)
Excluding sales charge	+0.73%	n/a	n/a	+5.58%
Including sales charge	+0.73%	n/a	n/a	+5.58%
Bloomberg Barclays Municipal Bond Index	+0.88%	+3.23%	+4.73%	+4.81%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 30. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible accounts.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s

Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that

Performance summaries

Delaware Tax-Free Pennsylvania Fund

contingent deferred sales charges did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.64% of the Fund’s average daily net assets during the period from Sept. 1, 2016 through Aug. 31, 2017.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses	0.94%	1.70%	0.70%
(without fee waivers)
Net expenses	0.88%	1.64%	0.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Dec. 29, 2015, through Dec. 29, 2017.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Aug. 31, 2007, through Aug. 31, 2017

For period beginning Aug. 31, 2007, through Aug. 31, 2017	Starting value	Ending value
Bloomberg Barclays Municipal Bond Index	$10,000	$15,870
Delaware Tax-Free Pennsylvania Fund — Class A shares	$9,550	$14,918

Institutional Class shares

Average annual total returns from Dec. 31, 2013 (inception date) through Aug. 31, 2017

For period beginning Dec. 31, 2013, through Aug. 31, 2017	Starting value	Ending value
Delaware Tax-Free Pennsylvania Fund — Institutional Class shares	$10,000	$12,200
Bloomberg Barclays Municipal Bond Index	$10,000	$11,882

Performance summaries

Delaware Tax-Free Pennsylvania Fund

1The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2007, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Aug. 31, 2007.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Dec. 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index as of Dec. 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 30. Please note additional details on pages 29 through 32.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DELIX	233216100
Class C	DPTCX	233216308
Institutional Class	DTPIX	24609H701

Disclosure of Fund expenses

For the six-month period from March 1, 2017 to August 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2017 to Aug. 31, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from March 1, 2017 to August 31, 2017 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,030.70	0.84%	$4.30
Class C	1,000.00	1,026.80	1.59%	8.12
Institutional Class	1,000.00	1,032.00	0.59%	3.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,039.70	0.82%	$4.22
Class C	1,000.00	1,035.80	1.57%	8.06
Institutional Class	1,000.00	1,041.00	0.57%	2.93

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Institutional Class	1,000.00	1,022.33	0.57%	2.91

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,034.80	0.84%	$4.31
Class C	1,000.00	1,030.90	1.59%	8.14
Institutional Class	1,000.00	1,036.10	0.59%	3.03

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,031.40	0.86%	$4.40
Class C	1,000.00	1,027.50	1.61%	8.23
Institutional Class	1,000.00	1,031.70	0.61%	3.12

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

Disclosure of Fund expenses

For the six-month period from March 1, 2017 to August 31, 2017 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,035.20	0.80%	$4.10
Class C	1,000.00	1,031.40	1.55%	7.94
Institutional Class	1,000.00	1,036.50	0.55%	2.82

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class C	1,000.00	1,017.39	1.55%	7.88
Institutional Class	1,000.00	1,022.43	0.55%	2.80

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/17	Ending Account Value 8/31/17	Annualized Expense Ratio	Expenses Paid During Period 3/1/17 to 8/31/17*

Actual Fund return†
Class A	$1,000.00	$1,034.30	0.88%	$4.51
Class C	1,000.00	1,030.40	1.64%	8.39
Institutional Class	1,000.00	1,035.60	0.64%	3.28

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.77	0.88%	$4.48
Class C	1,000.00	1,016.94	1.64%	8.34
Institutional Class	1,000.00	1,021.98	0.64%	3.26

*“	Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.13%
Corporate Revenue Bonds	9.42%
Education Revenue Bonds	28.51%
Electric Revenue Bonds	2.93%
Healthcare Revenue Bonds	16.89%
Lease Revenue Bonds	5.07%
Local General Obligation Bonds	1.11%
Pre-Refunded Bonds	10.23%
Special Tax Revenue Bonds	10.39%
Transportation Revenue Bonds	7.21%
Water & Sewer Revenue Bonds	7.37%
Short-Term Investment	0.13%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	96.54%
Guam	1.67%
Puerto Rico	1.05%
Total Value of Securities	99.26%

Security type / sector allocations
Delaware Tax-Free California Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.45%
Corporate Revenue Bonds	5.10%
Education Revenue Bonds	18.52%
Electric Revenue Bonds	1.80%
Healthcare Revenue Bonds	19.99%
Housing Revenue Bonds	4.03%
Lease Revenue Bonds	13.71%
Local General Obligation Bonds	3.16%
Pre-Refunded Bonds	5.75%
Resource Recovery Revenue Bond	1.11%
Special Tax Revenue Bonds	1.15%
State General Obligation Bonds	11.79%
Transportation Revenue Bonds	8.80%
Water & Sewer Revenue Bonds	3.54%
Short-Term Investment	1.01%
Total Value of Securities	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.32%
Corporate Revenue Bond	1.24%
Education Revenue Bonds	12.53%
Electric Revenue Bonds	3.32%
Healthcare Revenue Bonds	25.58%
Housing Revenue Bonds	0.16%
Lease Revenue Bonds	4.23%
Local General Obligation Bonds	14.22%
Pre-Refunded Bonds	7.11%
Special Tax Revenue Bonds	18.40%
Transportation Revenue Bonds	10.74%
Water & Sewer Revenue Bonds	0.79%
Short-Term Investments	0.65%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	95.88%
Guam	1.54%
Puerto Rico	1.02%
US Virgin Islands	0.53%
Total	98.97%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.36%
Corporate Revenue Bonds	2.94%
Education Revenue Bonds	11.36%
Electric Revenue Bond	2.06%
Healthcare Revenue Bonds	13.21%
Housing Revenue Bonds	1.42%
Lease Revenue Bonds	9.23%
Local General Obligation Bonds	29.82%
Pre-Refunded Bonds	8.22%
Special Tax Revenue Bonds	15.66%
Transportation Revenue Bonds	4.11%
Water & Sewer Revenue Bond	0.33%
Short-Term Investment	0.90%
Total Value of Securities	99.26%
Receivables and Other Assets Net of Liabilities	0.74%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	2.92%
Idaho	93.86%
Puerto Rico	1.01%
US Virgin Islands	1.47%
Total	99.26%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.69%
Corporate Revenue Bonds	6.55%
Education Revenue Bonds	21.39%
Electric Revenue Bonds	3.32%
Healthcare Revenue Bonds	15.68%
Lease Revenue Bonds	7.61%
Local General Obligation Bonds	4.83%
Pre-Refunded Bonds	8.15%
Special Tax Revenue Bonds	17.69%
State General Obligation Bonds	0.72%
Transportation Revenue Bonds	9.73%
Water & Sewer Revenue Bonds	3.02%
Short-Term Investments	0.50%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.29%
New York	98.90%
Total Value of Securities	99.19%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.91%
Corporate Revenue Bonds	4.58%
Education Revenue Bonds	19.51%
Electric Revenue Bond	0.62%
Healthcare Revenue Bonds	24.67%
Housing Revenue Bonds	1.77%
Lease Revenue Bonds	3.60%
Local General Obligation Bonds	8.03%
Pre-Refunded/Escrowed to Maturity Bonds	18.71%
Resource Recovery Revenue Bonds	0.90%
Special Tax Revenue Bonds	2.56%
Transportation Revenue Bonds	9.62%
Water & Sewer Revenue Bonds	4.34%
Short-Term Investment	0.04%
Total Value of Securities	98.95%
Receivables and Other Assets Net of Liabilities	1.05%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.08%
Pennsylvania	97.87%
Total Value of Securities	98.95%

Schedules of investments
Delaware Tax-Free Arizona Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 99.13%

Corporate Revenue Bonds – 9.42%
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	1,500,000	$1,631,895
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,612,400
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,150,040
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	870,000	1,062,427

		7,456,762

Education Revenue Bonds – 28.51%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,601,340
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,118,530
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	400,000	428,816
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,056,560
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	713,118
5.125% 5/15/40	1,305,000	1,421,328
Maricopa County Industrial Development Authority Revenue
(Greathearts Arizona Projects) Series A 5.00% 7/1/52	725,000	829,037
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	518,765
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	826,165
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	1,000,000	1,161,310
Northern Arizona University
5.00% 6/1/36	475,000	527,179
5.00% 6/1/41	1,240,000	1,376,214
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,048,790
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,326,113
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	507,680

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	$1,075,680
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,173,000
Pima County Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	849,390
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	702,533
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	980,000	981,980
University of Arizona Board of Rights
Series A 5.00% 6/1/25-22 §	1,000,000	1,165,410
Series A 5.00% 6/1/38	1,000,000	1,149,260

		22,558,198

Electric Revenue Bonds – 2.93%
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,154,160
Series A 5.00% 12/1/45	1,000,000	1,167,440

		2,321,600

Healthcare Revenue Bonds – 16.89%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,652,400
Series A 5.00% 1/1/44	1,000,000	1,125,590
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,071,595
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,131,490
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	268,005
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,681,875
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	406,166
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	790,000	832,660
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,285,104

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	$2,236,500
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	333,565
Series A 5.25% 8/1/32	300,000	344,496

		13,369,446

Lease Revenue Bonds – 5.07%
Arizona Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,629,555
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,880
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	378,154
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,090

		4,012,679

Local General Obligation Bonds – 1.11%
Chandler
5.00% 7/1/23	500,000	605,010
Pinal County Community College District
4.00% 7/1/31	250,000	272,917

		877,927

Pre-Refunded Bonds – 10.23%
Arizona State University
Series C 5.50% 7/1/25-20 §	330,000	372,072
Coconino & Yavapai Counties Joint Unified School District No. 9
(Sedona Oak Creek School Improvement Project of 2007) Series B 5.375% 7/1/28-19 §	1,350,000	1,460,875
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	595,455
6.40% 7/1/47-21 §	500,000	597,320
Pinal County Electric District No. 3
5.25% 7/1/41-21 §	2,000,000	2,316,400

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,500,000	$2,753,475

		8,095,597

Special Tax Revenue Bonds – 10.39%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/32	1,500,000	1,786,035
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	195,000	195,632
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,341,425
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	646,203
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,165,610
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	571,465
Series A 5.25% 1/1/36	705,000	750,670
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,141,510
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	620,060

		8,218,610

Transportation Revenue Bonds – 7.21%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	1,000,000	1,200,530
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	1,000,000	1,140,160
Series A 5.25% 7/1/33	1,250,000	1,388,750
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,976,923

		5,706,363

Water & Sewer Revenue Bonds – 7.37%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,223,070
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/27	400,000	494,448
5.00% 1/1/31	600,000	716,172

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Mesa Utility System Revenue
4.00% 7/1/31	850,000	$941,936
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,248,690
5.00% 7/1/31	1,000,000	1,206,700

		5,831,016

Total Municipal Bonds (cost $73,924,531)		78,448,198

Short-Term Investment – 0.13%

Variable Rate Demand Note – 0.13%¤
Phoenix Industrial Development Authority (Mayo Clinic) Series B
0.66% 11/15/52 (Wells Fargo Bank N.A.)	100,000	100,000

Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 99.26% (cost $74,024,531)		$78,548,198

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $2,402,537, which represents 3.04% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Schedules of investments

Delaware Tax-Free Arizona Fund

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.45%

Corporate Revenue Bonds – 5.10%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,079,170
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-1 5.00% 6/1/29	1,000,000	1,186,630
(Capital Appreciation Asset - Backed) Subordinate
Series B 1.548% 6/1/47 ^	1,615,000	209,159
Unrefunded (Asset-Backed Senior Notes) 5.75% 6/1/47	1,845,000	1,844,834
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	722,060

		5,041,853

Education Revenue Bonds – 18.52%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,139,550
California Municipal Finance Authority
(Biola University) 5.00% 10/1/39	1,000,000	1,155,930
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,086,950
(Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	500,000	478,825
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	509,950
(Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/46 #	500,000	521,450
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,348,324
California Public Finance Authority University Housing Revenue
(NCCD - Claremont Properties LLC - Claremont Colleges Project) Series A 144A 5.00% 7/1/32 #	500,000	557,515
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	789,103
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	493,670
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	252,320
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,095,670
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	509,985
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,104,990
(Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,115,600
(View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	626,198

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California State University Systemwide Revenue Series A 5.00% 11/1/47	1,000,000	$1,184,220
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	909,824
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	846,773
(Culinary Institute of America Project) Series B 5.00% 7/1/46	425,000	469,659
(University of California Irvine East Campus Apartments) 5.375% 5/15/38	1,000,000	1,116,330
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 5.875% 8/1/28 Ω	1,000,000	973,030

		18,285,866

Electric Revenue Bonds – 1.80%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A 5.00% 10/1/25	800,000	913,728
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36	250,000	274,645
Series C 5.00% 11/1/36	500,000	593,415

		1,781,788

Healthcare Revenue Bonds – 19.99%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	968,949
(Sharp HealthCare)
Series A 5.00% 8/1/28	250,000	283,417
Series B 6.25% 8/1/39	1,000,000	1,096,390
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series E 5.625% 7/1/25	1,000,000	1,080,270
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,061,850
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	552,155
Series A 5.00% 8/15/47	500,000	564,740
(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,059,079
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 8/15/33	1,000,000	1,197,700
Series A 5.00% 11/15/56	1,020,000	1,185,362
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,082,620
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,147,640

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	$851,805
Series A 5.00% 2/1/47	250,000	282,635
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	568,400
California Statewide Communities Development Authority Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	550,855
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,139,370
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	667,590
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	725,000	796,927
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	763,860
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,123,280
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	796,350
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	918,764

		19,740,008

Housing Revenue Bonds – 4.03%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	750,000	829,545
Series A 6.40% 8/15/45	960,000	1,042,282
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,104,990
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,001,140

		3,977,957

Lease Revenue Bonds – 13.71%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,098,290
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,158,740
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,224,330

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	$632,771
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,529,229
(California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,148,280
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,089,110
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,168,730
San Diego
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	582,625
Series A 5.00% 11/1/30	475,000	544,383
San Diego Public Facilities Financing Authority Lease Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,103,810
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,161,570
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,101,790

		13,543,658

Local General Obligation Bonds – 3.16%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL) ^	1,000,000	843,490
San Francisco Bay Area Rapid Transit District Election 2004
Series D 5.00% 8/1/28	1,000,000	1,230,070
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,049,820

		3,123,380

Pre-Refunded Bonds – 5.75%
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39-19 §	855,000	935,250
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	285,000	317,456
Unrefunded (Combined Redevelopment Project Areas) 6.875% 8/1/39-19 §	215,000	239,484

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	$942,872
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	950,016
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,153,740
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40-20 §	1,000,000	1,144,940

		5,683,758

Resource Recovery Revenue Bond – 1.11%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,093,390

		1,093,390

Special Tax Revenue Bonds – 1.15%
San Francisco City & County Redevelopment Agency
(Mission Bay South Redevelopment Project) Series B 5.00% 8/1/43 (NATL)	500,000	576,870
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	555,335

		1,132,205

State General Obligation Bonds – 11.79%
California
(Various Purpose)
4.00% 11/1/34	210,000	229,769
4.00% 11/1/47	200,000	213,752
5.00% 9/1/26	1,000,000	1,255,640
5.00% 8/1/27	2,000,000	2,497,340
5.00% 8/1/46	1,000,000	1,173,370
5.00% 11/1/47	1,000,000	1,186,150
5.25% 3/1/30	1,000,000	1,105,940
5.25% 4/1/35	1,000,000	1,175,190
5.25% 11/1/40	1,000,000	1,127,340
6.00% 3/1/33	1,000,000	1,124,040
6.00% 4/1/38	515,000	555,325

		11,643,856

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 8.80%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	$575,550
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	549,890
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,151,490
Subordinate Series B 5.00% 5/15/33	1,000,000	1,098,120
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	568,420
Sacramento County Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	580,865
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	442,241
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	873,993
San Francisco City & County Airports Commission
(San Francisco International Airport) Series B 5.00% 5/1/46 (AMT)	1,000,000	1,141,760
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,706,850

		8,689,179

Water & Sewer Revenue Bonds – 3.54%
California Department of Water Resources
Unrefunded (Central Valley Project) Series AG 5.00% 12/1/28	75,000	81,984
San Diego Public Facilities Financing Authority Water Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,172,320
San Francisco City & County Public Utilities Commission Water Revenue
Subordinate Series A 4.00% 11/1/39	1,000,000	1,069,650
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,168,377

		3,492,331

Total Municipal Bonds (cost $90,356,839)		97,229,229

	Principal amount°	Value (US $)

Short-Term Investment – 1.01%

Variable Rate Demand Note – 1.01%¤
Los Angeles, California Department of Water & Power System Revenue
Subordinate Series B-3
0.63% 7/1/34 (SPA - Barclays Bank)	1,000,000	$1,000,000

Total Short-Term Investments (cost $1,000,000)		1,000,000

Total Value of Securities – 99.46% (cost $91,356,839)		$98,229,229

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $7,643,220, which represents 7.74% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until Aug. 1, 2023 at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guaranty Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.32%

Corporate Revenue Bond – 1.24%
Public Authority for Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	$2,501,363

		2,501,363

Education Revenue Bonds – 12.53%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	515,320
5.00% 11/1/44	890,000	906,029
144A 5.25% 7/1/46 #	1,350,000	1,397,425
(Academy Charter School Project) 5.50% 5/1/36 (SGI)	2,280,000	2,287,364
7.45% 8/1/48	1,000,000	1,163,580
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,490,000	1,781,578
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,303,159
(Charter School Project) 5.00% 7/15/37	1,150,000	1,236,745
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	2,016,167
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,089,740
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	462,505
5.00% 12/1/42	540,000	547,922
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	642,163
144A 5.00% 7/1/46 #	500,000	508,650
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	792,764
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	884,725
144A 5.50% 7/1/49 #	870,000	895,160
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	432,164
Series A 4.00% 3/1/36	550,000	591,871
(University of Lab Charter School) 144A 5.00% 12/15/45 #	500,000	508,445
(Vail Mountain School Project) 4.00% 5/1/46	80,000	80,288
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	890,000	891,068
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,965,645
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,313,720

		25,214,197

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds – 3.32%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	$1,734,420
Series A 5.00% 11/15/45	750,000	862,477
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,094,772

		6,691,669

Healthcare Revenue Bonds – 25.58%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	173,067
8.00% 8/1/43	1,000,000	1,165,270
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,579,778
Series A 5.00% 2/1/41	2,250,000	2,346,683
Series A 5.25% 2/1/33	1,000,000	1,060,500
Series A 5.25% 1/1/45	3,000,000	3,227,550
Series D 6.25% 10/1/33	2,000,000	2,095,460
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,565,955
6.375% 1/1/41	1,000,000	1,086,110
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,307,120
Series A 5.00% 12/1/35	1,000,000	1,096,020
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,893,260
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,004,000
5.00% 12/1/42	2,500,000	2,679,625
5.625% 6/1/43	1,150,000	1,283,193
(Frasier Meadows Retirement Community Project) Series A 5.25% 5/15/37	485,000	517,641
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,240,700
(National Jewish Health Project) 5.00% 1/1/27	300,000	317,811
(NCMC Project) 4.00% 5/15/32	2,000,000	2,168,120
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,397,487
(Sisters of Charity of Leavenworth Health System)
Series B 5.25% 1/1/25	2,500,000	2,720,750
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	991,726
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,150,260
(Valley View Hospital Association) 5.50% 5/15/28	975,000	1,000,594

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	$2,695,200
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	2,050,030
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,683,835

		51,497,745

Housing Revenue Bonds – 0.16%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	155,000	159,955
Series AA 4.50% 11/1/23 (GNMA)	160,000	163,441

		323,396

Lease Revenue Bonds – 4.23%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,558,130
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,237,580
Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	660,000	767,936
5.00% 6/15/36	1,055,000	1,220,434
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,723,020

		8,507,100

Local General Obligation Bonds – 14.22%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	331,524
4.00% 12/1/31	1,000,000	1,098,640
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,668,225
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,305,195
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,125,300
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,429,555

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Denver City & County
Series A 5.00% 8/1/26	500,000	$622,405
Series A 5.00% 8/1/27	600,000	739,806
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,464,838
Denver International Business Center Metropolitan District No. 1
5.00% 12/1/30	350,000	363,395
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,366,725
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	390,316
5.50% 12/1/38	455,000	496,537
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,445,132
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,562,350
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	1,021,260
Rangely Hospital District
6.00% 11/1/26	2,250,000	2,592,405
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,023,600
Weld County Reorganized School District No. RE-8
5.00% 12/1/31	990,000	1,201,434
5.00% 12/1/32	660,000	797,306
Weld County School District No. RE-1
5.00% 12/15/31 (AGM)	1,000,000	1,199,630
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	2,000,000	2,384,680

		28,630,258

Pre-Refunded Bonds – 7.11%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,662,100
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,733,231
Series A 6.25% 11/15/40-20 §	750,000	872,670
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48-18 §	2,000,000	2,113,400
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	1,477,560

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	1,795,000	$1,924,312
Series HH 5.00% 6/1/29-19 §	2,355,000	2,524,654

		14,307,927

Special Tax Revenue Bonds – 18.40%
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	505,260
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	749,860
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,685,100
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,013,274
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,825,793
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,534,025
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,734,637
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,310,700
Series A 5.25% 1/1/36	1,675,000	1,783,507
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	954,636
5.35% 12/1/31	720,000	723,384
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,310,350
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	816,556
Series A 5.00% 11/1/31	1,495,000	1,811,716
Series A 5.00% 11/1/36	2,750,000	3,265,405
Series B 5.00% 11/1/33	1,865,000	2,275,617
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,691,243
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,599,219
6.00% 1/15/41	2,400,000	2,640,792

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	$520,305
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	985,852
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	775,209
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	549,112
Series B 5.00% 12/1/36	810,000	915,381
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,062,100

		37,039,033

Transportation Revenue Bonds – 10.74%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,216,840
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,322,414
Denver City & County Airport System Revenue
Series A 5.25% 11/15/36	2,500,000	2,726,350
Series B 5.00% 11/15/30	1,000,000	1,148,260
Series B 5.00% 11/15/32	1,000,000	1,145,590
Series B 5.00% 11/15/37	8,000,000	9,126,560
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	752,873
Series C 5.375% 9/1/26	2,000,000	2,180,420

		21,619,307

Water & Sewer Revenue Bonds – 0.79%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	782,003
Town of Castle Rock Water & Sewer Revenue
Series 2016 4.00% 12/1/34	750,000	808,905

		1,590,908

Total Municipal Bonds (cost $185,893,332)		197,922,903

Schedules of investments

Delaware Tax-Free Colorado Fund

	Number of shares	Value (US $)

Short-Term Investments – 0.65%

Money Market Mutual Fund – 0.06%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	117,160	$117,160

		117,160

	Principal amount°

Variable Rate Demand Notes – 0.59%¤
Colorado Educational & Cultural Facilities Authority
(National Jewish Federation Bond Program) 0.79% 12/1/35 (LOC-TD Bank N.A.)	400,000	400,000
Denver City & County
Series A1 0.79% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	300,000	300,000
Series A2 0.79% 12/1/29
(SPA-JPMorgan Chase Bank N.A.)	500,000	500,000

		1,200,000

Total Short-Term Investments (cost $1,317,160)		1,317,160

Total Value of Securities – 98.97% (cost $187,210,492)		$199,240,063

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $9,848,191, which represents 4.89% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.36%

Corporate Revenue Bonds – 2.94%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,213,500
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,960

		3,217,460

Education Revenue Bonds – 11.36%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,294,987
Series A 5.00% 4/1/42	1,350,000	1,506,425
Series A 5.00% 4/1/47	500,000	584,520
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,344,385
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,072,620
Series A 144A 5.00% 12/1/46 #	1,000,000	1,059,850
(North Star Charter School Capital Appreciation Bond)
Series B 144A 4.88% 7/1/49 #^	2,888,155	299,271
(North Star Charter School) Series A 6.75% 7/1/48	529,151	532,860
(Victory Charter School, Inc. Project) Series B 5.00% 7/1/39	1,000,000	1,069,140
University of Idaho
Series 2011 5.25% 4/1/41 •	1,795,000	2,024,616
Series B 5.00% 4/1/28	1,000,000	1,092,280
Series B 5.00% 4/1/32	500,000	541,460

		12,422,414

Electric Revenue Bond – 2.06%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,254,640

		2,254,640

Healthcare Revenue Bonds – 13.21%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,575,459
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,616,895
Series A 6.75% 11/1/37	1,250,000	1,322,725
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,689,050
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,488,861
Series D 5.00% 12/1/32	2,500,000	2,817,600
Series D 5.00% 12/1/46	750,000	861,593

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,020,000	$1,075,080

		14,447,263

Housing Revenue Bonds – 1.42%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	895,000	925,448
Series C Class II 4.95% 7/1/31	605,000	624,469

		1,549,917

Lease Revenue Bonds – 9.23%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	1,014,594
5.00% 12/15/31	750,000	876,113
5.00% 12/15/32	750,000	872,767
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,591,310
Series A 7.00% 2/1/36	1,500,000	1,738,500
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,437,213
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	526,344
Series A 4.50% 9/1/26	485,000	557,667
Series A 4.50% 9/1/27	505,000	576,659
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	908,476

		10,099,643

Local General Obligation Bonds – 29.82%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/33	1,010,000	1,229,180
5.00% 8/1/34	1,500,000	1,817,085
5.00% 8/1/35	1,160,000	1,400,874
5.00% 8/1/36	500,000	602,430
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,646,730
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement) 5.00% 9/15/35	1,100,000	1,321,749

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	$1,776,125
Series A 5.00% 9/15/31	870,000	1,018,161
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,571,987
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,763,916
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,850,834
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,164,900
Series B 5.00% 9/15/24	1,480,000	1,752,734
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	578,272
Series A 4.00% 9/15/37	1,000,000	1,077,250
Series A 5.00% 9/15/33	1,125,000	1,272,296
Series C 5.00% 9/15/42	500,000	589,630
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	607,624
Series B 4.00% 9/15/25	650,000	724,835
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,852,965
Series B 5.00% 8/15/25	1,080,000	1,351,372
Series B 5.00% 8/15/26	710,000	899,520
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement)
Series B 5.00% 9/15/36	1,500,000	1,798,170
Series B 5.00% 9/15/37	1,510,000	1,805,945
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,135,410

		32,609,994

Pre-Refunded Bonds – 8.22%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/39-19 §	1,000,000	1,065,130
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,041,520

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.00% 9/15/28-19 §	890,000	$946,542
Series A 5.25% 9/15/26-19 §	570,000	608,389
Series C 5.375% 9/15/38-18 §	1,000,000	1,047,790
Unrefunded Series A 5.25% 9/15/26-19 §	1,430,000	1,526,311
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125% 12/1/28-18 §	1,110,000	1,183,549
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/25-18 (AGC) §	1,500,000	1,558,275
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	16,306

		8,993,812

Special Tax Revenue Bonds – 15.66%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	571,465
Series A 5.25% 1/1/36	705,000	750,670
Series B-1 5.00% 1/1/42	1,425,000	1,485,135
Idaho Housing & Finance Association Grant Anticipated Revenue
(Federal Highway Trust) Series A 5.25% 7/15/20 (AGC)	2,750,000	2,854,335
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	4,003,424
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,566,255
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,094,960
5.90% 3/1/30	3,000,000	3,203,820
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29 (AGM)	1,500,000	1,593,150

		17,123,214

Transportation Revenue Bonds – 4.11%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,090,410
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,130,300

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Boise City Airport Revenue
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	$2,275,833

		4,496,543

Water & Sewer Revenue Bond – 0.33%
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	361,515

		361,515

Total Municipal Bonds (cost $102,307,447)		107,576,415

	Number of shares

Short-Term Investment – 0.90%

Money Market Mutual Fund – 0.90%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.58%)	989,174	989,174

Total Short-Term Investment (cost $989,174)		989,174

Total Value of Securities – 99.26% (cost $103,296,621)		$108,565,589

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $2,454,081, which represents 2.24% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Aug. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.69%

Corporate Revenue Bonds – 6.55%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	1,055,000	$1,054,937
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00% 6/1/51	500,000	516,205
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant Park Project)
Class 2 5.625% 7/15/47	500,000	552,205
Class 3 6.375% 7/15/49	865,000	936,189
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00% 11/1/24 #	1,060,000	1,061,219
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	763,378
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	1,002,393

		5,886,526

Education Revenue Bonds – 21.39%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	225,945
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	605,283
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	515,360
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	525,545
Series A 5.50% 4/1/43	500,000	531,520
(Manhattan College Project) 5.00% 8/1/47	500,000	576,220
(Metropolitan College of New York Project) 5.50% 11/1/44	1,100,000	1,150,215
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	852,450
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	227,008
Series A-1 5.00% 7/1/46	300,000	338,790
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	584,125

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	$442,388
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31	500,000	551,820
5.50% 10/1/41	500,000	549,305
Series A 5.00% 10/1/22	340,000	389,460
Series A 5.00% 10/1/23	470,000	546,647
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	350,697
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,041,530
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	558,240
New York State Dormitory Authority
Unrefunded 5.125% 7/1/39	20,000	21,425
(Barnard College) Series A 5.00% 7/1/35	400,000	461,800
(Brooklyn Law School) 5.75% 7/1/33	340,000	363,501
(Cornell University) Series A 5.00% 7/1/34	170,000	182,660
(Fordham University) 5.00% 7/1/44	650,000	739,655
(Marymount Manhattan College) 5.00% 7/1/24	350,000	373,380
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,139,260
(Rockefeller University) Series A 5.00% 7/1/27	250,000	268,830
(Skidmore College) Series A 5.00% 7/1/21	325,000	370,867
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,108,390
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	542,365
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,048,530
Tompkins County Development
(Ithaca College Project) 5.00% 7/1/34	750,000	860,760
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20% 4/1/37	500,000	562,030
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	630,768

		19,236,769

Electric Revenue Bonds – 3.32%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	856,275
Series A 5.75% 4/1/39	350,000	372,943

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	$564,730
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,191,030

		2,984,978

Healthcare Revenue Bonds – 15.68%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	281,743
Dutchess County Local Development
(Health Quest System Project)
Series A 5.00% 7/1/34	350,000	392,714
Series A 5.00% 7/1/44	1,000,000	1,104,490
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	485,000	486,906
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	465,398
5.00% 12/1/46	540,000	608,969
Series A 5.00% 12/1/27	330,000	373,959
Series A 5.00% 12/1/28	655,000	738,709
(The Unity Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	660,342
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/29	375,000	426,604
5.00% 7/1/33	725,000	809,687
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	537,185
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	700,836
Subordinate Series A2 5.00% 7/1/26	500,000	517,465
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	663,678
(New York University Hospital Center) Series A 4.00% 7/1/40	465,000	491,212
(North Shore Long Island Jewish Obligated Group)
Series A 5.00% 5/1/41	500,000	548,305
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	554,930
144A 5.00% 12/1/45 #	700,000	761,285

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	$410,072
Saratoga County Capital Resource Revenue
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	584,175
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	798,697
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	473,770
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	707,603

		14,098,734

Lease Revenue Bonds – 7.61%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	405,000	466,280
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	710,000	804,316
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,209,146
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,608,150
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	568,470
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	1,000,000	1,089,500
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	556,195
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	536,140

		6,838,197

Local General Obligation Bonds – 4.83%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,176,980
Series B 5.00% 8/1/27	500,000	587,310
Series G 5.00% 8/1/22	500,000	590,600
Subordinate Series A-1 5.00% 10/1/27	500,000	589,630
Unrefunded Fiscal 2008 Series C-1 5.00% 10/1/19	55,000	55,192
Unrefunded Subordinate Series I-1 5.375% 4/1/36	190,000	203,047

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	$578,950
Series A 5.00% 10/1/25 (AGM)	500,000	558,025

		4,339,734

Pre-Refunded Bonds – 8.15%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	563,500
6.375% 7/15/43-20 §	500,000	564,965
6.50% 7/15/30-20 §	500,000	566,430
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	595,000	689,986
Long Island Power Authority Electric System Revenue
Series B 5.75% 4/1/33-19 §	250,000	269,140
Metropolitan Transportation Authority Revenue
Series C 6.50% 11/15/28-18 §	150,000	160,395
Series C 6.50% 11/15/28-18 §	5,000	5,347
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	310,000	332,193
New York City Municipal Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	77,974
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Subordinate Series C 5.25% 11/1/25-20 §	190,000	215,489
Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	348,761
New York State Dormitory Authority Revenue Non-State Supported Debt
(Mt. Sinai School of Medicine) 5.125% 7/1/39-19 §	500,000	538,415
(North Shore Long Island Jewish Obligated Group)
Series A 5.50% 5/1/37-19 §	500,000	538,040
(Teachers College) 5.50% 3/1/39-19 §	250,000	267,253
(University of Rochester) Series A 5.125% 7/1/39-19 §	230,000	247,671
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	438,812
5.00% 7/1/42-22 §	750,000	884,797
5.125% 7/1/31-19 §	500,000	538,035

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	$80,503

		7,327,706

Special Tax Revenue Bonds – 17.69%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	512,653
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	254,085
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	255,547
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,134,550
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,152,070
(Future Tax Secured)
Fiscal 2011 Series D-1 5.00% 2/1/26	250,000	283,233
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	861,135
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	871,455
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,159,460
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	802,378
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,789,185
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	1,000,000	1,067,910
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,174,640
Unrefunded Fiscal 2011 Subordinate Series C 5.25% 11/1/25	310,000	351,447
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29	195,000	222,483
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,174,660
New York State Dormitory Authority Revenue
(General Purpose)
Series C 5.00% 3/15/34	500,000	563,075
Series E 5.00% 3/15/32	1,000,000	1,195,500
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	1,000,000	1,082,660

		15,908,126

State General Obligation Bonds – 0.72%
New York City
Series E 5.00% 8/1/28	125,000	139,170

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
New York State
Series A 5.00% 3/1/38	500,000	$510,250

		649,420

Transportation Revenue Bonds – 9.73%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	508,824
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32	500,000	571,735
Series D 5.00% 11/15/32	500,000	571,735
Series D 5.25% 11/15/27	500,000	565,935
Unrefunded Series C 6.50% 11/15/28	45,000	48,126
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	760,103
Series I 5.00% 1/1/32	700,000	799,869
(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,171,920
Port Authority of New York & New Jersey
Series 153 5.00% 7/15/35	250,000	258,865
Series 186 5.00% 10/15/22 (AMT)	750,000	881,760
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	784,133
Series 8 6.50% 12/1/28	550,000	558,921
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	84,061
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,179,280

		8,745,267

Water & Sewer Revenue Bonds – 3.02%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	125,000	130,025
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	270,363
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	570,080
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,171,660
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/30	500,000	572,545

		2,714,673

Total Municipal Bonds (cost $83,980,086)		88,730,130

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Short-Term Investments – 0.50%

Variable Rate Demand Notes – 0.50%¤
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2014 Subordinate Series AA-2
0.81% 6/15/50 (SPA - JP Morgan Chase Bank N.A.)	100,000	$100,000
Fiscal 2015 Subordinate Series BB-4
0.75% 6/15/50 (SPA - Wells Fargo Bank N.A.)	350,000	350,000

Total Short-Term Investments (cost $450,000)		450,000

Total Value of Securities – 99.19% (cost $84,430,086)		$89,180,130

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $4,023,129, which represents 4.47% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	August 31, 2017

	Principal amount°	Value (US $)

Municipal Bonds – 98.91%

Corporate Revenue Bonds – 4.58%
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	$4,304,600
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,973,960
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,064,263

		21,342,823

Education Revenue Bonds – 19.51%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	837,990
7.00% 11/1/40	1,000,000	1,121,350
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,512,010
Series A 5.00% 3/1/24	1,000,000	1,160,770
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,632,270
(Robert Morris University)
Series A 5.50% 10/15/30	1,275,000	1,386,269
Series A 5.75% 10/15/40	2,200,000	2,400,926
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,994,322
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,693,625
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,239,808
Series A 5.00% 12/15/51	770,000	816,362
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,084,210
5.00% 10/1/39	1,250,000	1,343,950
5.00% 10/1/44	1,000,000	1,069,390
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,194,809
Series A 5.00% 8/1/45	1,250,000	1,326,737
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,224,800

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39	875,000	$935,454
5.00% 7/1/45	2,500,000	2,651,475
5.00% 7/1/46	1,425,000	1,514,647
5.00% 7/1/47	1,000,000	1,070,100
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,495,555
5.75% 4/1/40	2,000,000	2,258,600
Northampton County General Purpose Authority Revenue
(Lafayette College) 5.00% 11/1/47	1,250,000	1,460,450
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(AICUP Financing Program - St. Francis University Project) Series JJ2 6.25% 11/1/41	2,355,000	2,595,281
(Drexel University)
4.00% 5/1/36	750,000	791,580
5.00% 5/1/35	1,000,000	1,154,900
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27	1,740,000	1,944,833
Series A 5.00% 7/1/41	1,500,000	1,631,865
(Philadelphia University) 5.00% 6/1/32	2,000,000	2,186,500
(Shippensburg University - Student Housing Project)
5.00% 10/1/44	1,500,000	1,573,965
6.25% 10/1/43	2,000,000	2,212,320
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,864,010
(Trustees of the University of Pennsylvania) Series A 5.00% 8/15/46	1,695,000	2,002,880
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,918,800
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	895,000	952,119
Series A 5.75% 6/15/42	2,500,000	2,588,450
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,573,290
Series A 5.625% 6/15/42	3,000,000	3,152,310
(New Foundations Charter School Project)
6.625% 12/15/41	1,000,000	1,135,670

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Performing Arts Charter School Project) 144A
6.75% 6/15/43 #	2,550,000	$2,738,012
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,143,726
Series A-1 7.00% 6/15/43	1,535,000	1,733,522
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,314,323
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,837,625
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,360,080

		90,831,940

Electric Revenue Bond – 0.62%
Philadelphia Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	2,500,000	2,875,150

		2,875,150

Healthcare Revenue Bonds – 24.67%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A
5.50% 8/15/34	3,980,000	4,280,848
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.50% 11/1/31	10,000,000	10,868,400
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,777,847
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,123,790
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	791,221
Series A 5.25% 12/1/45	1,360,000	1,387,254
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,174,940
Unrefunded 6.375% 1/1/39	495,000	528,566
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	860,150
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,410,421

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	$5,764,500
Series A-1 5.125% 6/1/41	4,000,000	4,343,560
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,781,000
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	266,495
5.25% 7/1/41	1,000,000	1,105,030
5.50% 7/1/45	1,000,000	1,071,470
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,140,200
(Masonic Villages Project)
5.00% 11/1/35	3,000,000	3,392,360
5.00% 11/1/36	510,000	579,620
5.00% 11/1/37	250,000	283,438
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,487,885
5.00% 4/1/33	1,830,000	1,881,935
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,036,700
5.25% 7/1/42	1,500,000	1,552,230
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,933,890
5.00% 7/1/41	1,000,000	1,120,350
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,233,420
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31	4,000,000	4,428,080
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,383,338
5.00% 11/15/28	1,600,000	1,762,192
5.00% 11/15/29	680,000	745,464

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	5,000,000	$5,395,400
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,614,330
(Whitemarsh Continuing Care Retirement Community Project) 5.375% 1/1/50	4,000,000	4,072,440
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,384,720
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,468,124
5.00% 7/1/32	1,275,000	1,314,627
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	1,395,143
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,300,380
Series A 5.25% 9/1/50	2,500,000	2,814,475
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,291,860
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	6,000,000	7,173,180
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,604,350
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,995,000	5,479,415
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,720,000	5,075,227

		114,880,265

Housing Revenue Bonds – 1.77%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project)
Series A 5.40% 3/1/22 (AMT)	715,000	715,994
Series A 5.50% 3/1/41 (AMT)	5,340,000	5,344,165

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(The Presby Homes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,205,000	$2,207,911

		8,268,070

Lease Revenue Bonds – 3.60%
Allegheny County Industrial Development Authority Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,336,469
5.125% 9/1/31	560,000	560,442
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,588,200
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,424,438
5.00% 4/1/38	1,000,000	1,140,430
5.00% 4/1/39	1,500,000	1,702,725

		16,752,704

Local General Obligation Bonds – 8.03%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,167,230
Series C-70 5.00% 12/1/33	2,205,000	2,508,077
Bucks County
4.00% 5/1/29	1,650,000	1,859,121
Chester County
5.00% 7/15/29	1,000,000	1,235,660
5.00% 11/15/32	5,725,000	6,614,837
5.00% 11/15/33	2,625,000	3,026,021
Series A 4.00% 7/15/29	750,000	860,370
City of Philadelphia
5.00% 8/1/41	1,260,000	1,439,878
Series A 5.00% 8/1/37	1,750,000	2,007,793
Series A 5.25% 7/15/29	2,500,000	2,901,375
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,492,420
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,168,610
Montgomery County
Series A 4.00% 4/1/27	2,635,000	2,973,729
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,229,900
Series F 5.00% 9/1/37	1,500,000	1,668,750

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Philadelphia School District
Series F 5.00% 9/1/38	2,000,000	$2,220,120

		37,373,891

Pre-Refunded/Escrowed to Maturity Bonds – 18.71%
Butler County Hospital Authority Revenue
(Butler Health System Project) Series B
7.25% 7/1/39-19§	8,000,000	8,898,160
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28-18§	1,150,000	1,191,515
6.00% 12/1/37-18§	1,000,000	1,038,890
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
6.375% 1/1/39-19§	4,505,000	4,833,595
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,578,530
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.625% 12/1/29-19§	90,000	99,445
Series A 5.75% 12/1/34-19§	3,050,000	3,378,577
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,979,845
Lehigh County General Purpose Authority Revenue
(Muhlenberg College Project)
5.25% 2/1/34-19§	1,000,000	1,062,310
5.25% 2/1/39-19§	2,750,000	2,921,353
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,340,325
Series A 5.00% 1/1/41-22§	1,500,000	1,748,250
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.125% 6/1/33-19§	1,500,000	1,609,680
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	780,976
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,121,295

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	4,475,000	$4,882,762
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Edinboro University Foundation Student Housing Project)
6.00% 7/1/42-18§	1,400,000	1,460,802
6.00% 7/1/43-20§	1,000,000	1,138,110
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,304,082
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,118,770
Series A 5.00% 9/1/29-21§	1,000,000	1,137,630
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,592,390
Series A 5.25% 8/15/26-21§	3,910,000	4,546,313
Series A 5.75% 8/15/23-21§	2,500,000	2,955,150
Pennsylvania Industrial Development Authority Revenue
(Economic Development)
5.50% 7/1/23-18§	615,000	639,213
Unrefunded 5.50% 7/1/23-18§	4,385,000	4,557,637
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,841,228
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19	5,690,000	6,082,041
Philadelphia Municipal Authority Revenue
6.50% 4/1/39-19§	4,000,000	4,354,000
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,939,915

		87,132,789

Resource Recovery Revenue Bonds – 0.90%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,173,468
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	2,000,000	2,012,840

		4,186,308

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 2.56%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	$2,627,050
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,696,575
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,342,160
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00% 2/1/35 (AGM)	3,000,000	3,271,680
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,000,240

		11,937,705

Transportation Revenue Bonds – 9.62%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,808,250
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,873,205
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,485,150
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,994,567
Series A 5.00% 12/1/23	2,450,000	2,930,739
Series C 5.00% 12/1/44	5,000,000	5,688,900
Series E 5.00% 12/1/29	5,000,000	5,688,650
Series E 5.00% 12/1/30	2,000,000	2,252,580
Philadelphia Airport Revenue
Series A 5.375% 6/15/29 (AGC)	4,030,000	4,044,830
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	6,012,552

		44,779,423

Water & Sewer Revenue Bonds – 4.34%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,796,037
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	891,306
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,137,780
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32	2,000,000	2,260,320
5.00% 11/1/41	2,000,000	2,313,220
Guam Government Waterworks Authority
5.00% 1/1/46	1,450,000	1,564,767

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	$5,215,320
Series A 5.00% 7/1/45	2,500,000	2,848,150
Series A 5.25% 10/1/52	1,000,000	1,183,940

		20,210,840

Total Municipal Bonds (cost $429,217,665)		460,571,908

Short-Term Investment – 0.04%

Variable Rate Demand Notes – 0.04%¤
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Children’s Hospital of Philadelphia Project) Series A
0.79% 2/15/21 (SPA - Wells Fargo Bank N.A.)	200,000	200,000

Total Short-Term Investment (cost $200,000)		200,000

Total Value of Securities – 98.95% (cost $429,417,665)		$460,771,908

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $5,434,587, which represents 1.17% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Aug. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2017

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$78,448,198	$97,229,229	$197,922,903
Short-term investments, at value[2]	100,000	1,000,000	1,317,160
Cash	323,319	928,207	—
Interest receivable	760,588	1,197,421	2,298,529
Receivable for fund shares sold	—	270,987	259,841

Total assets	79,632,105	100,625,844	201,798,433

Liabilities:
Cash due to custodian	—	—	58,733
Payable for fund shares redeemed	366,030	80,818	79,887
Distribution payable	61,342	76,084	162,243
Payable for securities purchased	—	1,621,092	—
Investment management fees payable to affiliates	24,302	30,933	75,211
Other accrued expenses	20,520	26,172	46,979
Distribution fees payable to affiliates	18,710	25,350	48,464
Audit and tax fees payable	4,584	4,584	4,584
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,336	1,642	3,363
Trustees’ fees and expenses payable	452	551	1,135
Accounting and administration expenses payable to affiliates	311	382	783
Legal fees payable to affiliates	151	191	160
Reports and statements to shareholders payable to affiliates	63	79	383

Total liabilities	497,801	1,867,878	481,925

Total Net Assets	$79,134,304	$98,757,966	$201,316,508

Net Assets Consist of:
Paid-in capital	$75,458,619	$92,223,016	$192,938,295
Undistributed net investment income	19,968	18,763	352,558
Accumulated net realized loss on investments	(867,950)	(356,203)	(4,003,916)
Net unrealized appreciation of investments	4,523,667	6,872,390	12,029,571

Total Net Assets	$79,134,304	$98,757,966	$201,316,508

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$66,838,638	$54,076,238	$165,553,927
Shares of beneficial interest outstanding, unlimited authorization, no par	5,823,859	4,410,923	14,673,365
Net asset value per share	$11.48	$12.26	$11.28
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.02	$12.84	$11.81

Class C:
Net assets	$5,215,108	$16,473,016	$15,974,982
Shares of beneficial interest outstanding, unlimited authorization, no par	453,208	1,341,322	1,412,021
Net asset value per share	$11.51	$12.28	$11.31

Institutional Class:
Net assets	$7,080,558	$28,208,712	$19,787,599
Shares of beneficial interest outstanding, unlimited authorization, no par	616,921	2,300,919	1,753,854
Net asset value per share	$11.48	$12.26	$11.28

[1]Investments, at cost	$73,924,531	$90,356,839	$185,893,332

[2]Short-term investments, at cost	100,000	1,000,000	1,317,160

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$107,576,415	$88,730,130	$460,571,908
Short-term investments, at value[2]	989,174	450,000	200,000
Cash	26,273	—	54,536
Interest receivable	1,558,946	944,607	5,965,619
Receivable for fund shares sold	60,649	14,181	266,520

Total assets	110,211,457	90,138,918	467,058,583

Liabilities:
Cash due to custodian	—	21,931	—
Payable for securities purchased	588,205	—	—
Distribution payable	70,459	66,157	392,989
Payable for fund shares redeemed	66,375	64,697	564,064
Investment management fees payable to affiliates	39,727	19,716	196,880
Distribution fees payable to affiliates	39,258	23,167	110,277
Other accrued expenses	27,396	23,830	104,168
Audit and tax fees payable	4,584	4,584	4,584
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,824	1,509	7,813
Trustees’ fees and expenses payable	613	512	2,648
Accounting and administration expenses payable to affiliates	425	351	1,818
Legal fees payable to affiliates	211	72	895
Reports and statements to shareholders payable to affiliates	87	171	372

Total liabilities	839,164	226,697	1,386,508

Total Net Assets	$109,372,293	$89,912,221	$465,672,075

Net Assets Consist of:
Paid-in capital	$109,013,178	$85,869,369	$434,633,041
Distributions in excess of net investment income	(16,644)	(650)	(108,966)
Accumulated net realized loss on investments	(4,893,209)	(706,542)	(206,243)
Net unrealized appreciation of investments	5,268,968	4,750,044	31,354,243

Total Net Assets	$109,372,293	$89,912,221	$465,672,075

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$67,907,168	$40,647,468	$399,000,837
Shares of beneficial interest outstanding, unlimited authorization, no par	5,910,693	3,499,012	49,016,238
Net asset value per share	$11.49	$11.62	$8.14
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.03	$12.17	$8.52

Class C:
Net assets	$29,375,057	$17,072,803	$33,298,205
Shares of beneficial interest outstanding, unlimited authorization, no par	2,558,736	1,473,360	4,089,191
Net asset value per share	$11.48	$11.59	$8.14

Institutional Class:
Net assets	$12,090,068	$32,191,950	$33,373,033
Shares of beneficial interest outstanding, unlimited authorization, no par	1,052,113	2,772,489	4,102,645
Net asset value per share	$11.49	$11.61	$8.13

[1]Investments, at cost	$102,307,447	$83,980,086	$429,217,665

[2]Short-term investments, at cost	989,174	450,000	200,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year ended August 31, 2017

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$3,299,467	$3,948,298	$8,593,474

Expenses:
Management fees	403,328	519,368	1,101,028
Distribution expenses – Class A	172,926	141,892	421,433
Distribution expenses – Class C	60,708	171,678	159,820
Dividend disbursing and transfer agent fees and expenses	44,912	60,297	121,143
Audit and tax fees	44,017	42,867	43,593
Accounting and administration expenses	27,627	31,492	62,229
Registration fees	17,899	11,980	11,865
Reports and statements to shareholders expenses	14,902	14,965	26,277
Legal fees	8,940	9,627	20,923
Trustees’ fees and expenses	3,913	4,551	9,711
Custodian fees	3,508	4,528	9,840
Other	13,971	16,195	21,433

	816,651	1,029,440	2,009,295
Less expenses waived	(105,899)	(176,717)	(246,186)
Less expenses paid indirectly	(884)	(629)	(136)

Total operating expenses	709,868	852,094	1,762,973

Net Investment Income	2,589,599	3,096,204	6,830,501

Net Realized and Unrealized Gain (Loss):
Net realized gain	379,223	1,329,284	1,027,304
Net change in unrealized appreciation (depreciation) of investments	(2,986,610)	(3,898,022)	(7,785,591)

Net Realized and Unrealized Loss	(2,607,387)	(2,568,738)	(6,758,287)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,788)	$527,466	$72,214

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$4,153,268	$3,499,147	$20,735,291

Expenses:
Management fees	587,488	501,546	2,596,278
Distribution expenses – Class A	169,366	115,865	990,352
Distribution expenses – Class C	295,478	186,051	346,550
Dividend disbursing and transfer agent fees and expenses	65,024	67,771	312,073
Audit and tax fees	44,062	43,879	42,806
Accounting and administration expenses	35,143	30,634	141,093
Reports and statements to shareholders expenses	19,500	14,748	55,657
Registration fees	11,140	20,623	20,660
Legal fees	11,098	8,937	47,394
Trustees’ fees and expenses	5,164	4,419	22,943
Custodian fees	4,949	3,986	20,676
Other	14,421	20,040	34,096

	1,262,833	1,018,499	4,630,578
Less expenses waived	(146,084)	(214,259)	(268,981)
Less expenses paid indirectly	(80)	(505)	(1,775)

Total operating expenses	1,116,669	803,735	4,359,822

Net Investment Income	3,036,599	2,695,412	16,375,469

Net Realized and Unrealized Gain (Loss):
Net realized gain	147,991	704,914	1,944,064
Net change in unrealized appreciation (depreciation) of investments	(2,998,287)	(3,669,487)	(17,162,875)

Net Realized and Unrealized Loss	(2,850,296)	(2,964,573)	(15,218,811)

Net Increase (Decrease) in Net Assets Resulting from Operations	$186,303	$(269,161)	$1,156,658

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,589,599	$2,700,304
Net realized gain	379,223	420,673
Net change in unrealized appreciation (depreciation)	(2,986,610)	2,487,555

Net increase (decrease) in net assets resulting from operations	(17,788)	5,608,532

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,238,019)	(2,473,239)
Class C	(151,025)	(166,847)
Institutional Class	(189,980)	(49,420)

	(2,579,024)	(2,689,506)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,104,481	4,011,173
Class C	375,483	345,976
Institutional Class	6,254,164	2,938,597

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,713,625	1,888,780
Class C	131,071	145,139
Institutional Class	122,627	32,075

	12,701,451	9,361,740

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,210,912)	$(11,077,691)
Class C	(1,895,123)	(654,598)
Institutional Class	(2,881,200)	(108,022)

	(15,987,235)	(11,840,311)

Decrease in net assets derived from capital share transactions	(3,285,784)	(2,478,571)

Net Increase (Decrease) in Net Assets	(5,882,596)	440,455

Net Assets:
Beginning of year	85,016,900	84,576,445

End of year	$79,134,304	$85,016,900

Undistributed net investment income	$19,968	$19,968

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,096,204	$3,108,620
Net realized gain	1,329,284	290,239
Net change in unrealized appreciation (depreciation)	(3,898,022)	3,374,665

Net increase in net assets resulting from operations	527,466	6,773,524

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,911,923)	(2,158,403)
Class C	(449,450)	(468,811)
Institutional Class	(740,915)	(477,490)

	(3,102,288)	(3,104,704)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,625,825	8,680,626
Class C	2,019,263	3,529,652
Institutional Class	22,253,751	8,131,495

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,691,220	1,884,754
Class C	372,126	394,763
Institutional Class	474,246	412,161

	31,436,431	23,033,451

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,693,334)	$(10,305,221)
Class C	(4,192,525)	(1,641,307)
Institutional Class	(11,739,212)	(1,944,874)

	(29,625,071)	(13,891,402)

Increase in net assets derived from capital share transactions	1,811,360	9,142,049

Net Increase (Decrease) in Net Assets	(763,462)	12,810,869

Net Assets:
Beginning of year	99,521,428	86,710,559

End of year	$98,757,966	$99,521,428

Undistributed net investment income	$18,763	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,830,501	$6,893,577
Net realized gain	1,027,304	528,372
Net change in unrealized appreciation (depreciation)	(7,785,591)	6,666,063

Net increase in net assets resulting from operations	72,214	14,088,012

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,874,195)	(6,236,889)
Class C	(437,092)	(379,133)
Institutional Class	(583,320)	(276,019)

	(6,894,607)	(6,892,041)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,066,431	11,529,596
Class C	1,981,732	4,702,073
Institutional Class	10,757,917	7,516,116

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,009,118	5,182,624
Class C	403,660	347,208
Institutional Class	513,776	235,094

	29,732,634	29,512,711

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(27,295,950)	$(14,471,248)
Class C	(2,336,234)	(1,273,145)
Institutional Class	(3,397,468)	(900,667)

	(33,029,652)	(16,645,060)

Increase (decrease) in net assets derived from capital share transactions	(3,297,018)	12,867,651

Net Increase (Decrease) in Net Assets	(10,119,411)	20,063,622

Net Assets:
Beginning of year	211,435,919	191,372,297

End of year	$201,316,508	$211,435,919

Undistributed net investment income	$352,558	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,036,599	$3,136,746
Net realized gain	147,991	167,308
Net change in unrealized appreciation (depreciation)	(2,998,287)	2,434,114

Net increase in net assets resulting from operations	186,303	5,738,168

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,056,914)	(2,285,847)
Class C	(675,436)	(689,437)
Institutional Class	(312,269)	(163,050)

	(3,044,619)	(3,138,334)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,130,467	5,410,995
Class C	4,827,778	5,352,008
Institutional Class	5,875,252	8,283,960

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,786,007	2,001,538
Class C	635,053	646,807
Institutional Class	287,267	144,382

	21,541,824	21,839,690

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,487,311)	$(14,060,215)
Class C	(6,112,419)	(4,428,972)
Institutional Class	(4,099,476)	(870,663)

	(20,699,206)	(19,359,850)

Increase in net assets derived from capital share transactions	842,618	2,479,840

Net Increase (Decrease) in Net Assets	(2,015,698)	5,079,674

Net Assets:
Beginning of year	111,387,991	106,308,317

End of year	$109,372,293	$111,387,991

Distributions in excess of net investment income	$(16,644)	$(6,473)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,695,412	$2,643,157
Net realized gain	704,914	97,924
Net change in unrealized appreciation (depreciation)	(3,669,487)	3,712,411

Net increase (decrease) in net assets resulting from operations	(269,161)	6,453,492

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,433,902)	(1,663,187)
Class C	(436,795)	(439,881)
Institutional Class	(879,292)	(517,796)

	(2,749,989)	(2,620,864)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,718,080	9,705,693
Class C	1,645,311	4,353,400
Institutional Class	18,813,396	8,210,978

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,299,997	1,521,647
Class C	326,960	332,476
Institutional Class	775,993	464,924

	27,579,737	24,589,118

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(18,909,422)	$(9,867,243)
Class C	(5,120,573)	(2,429,486)
Institutional Class	(6,864,314)	(2,078,723)

	(30,894,309)	(14,375,452)

Increase (decrease) in net assets derived from capital share transactions	(3,314,572)	10,213,666

Net Increase (Decrease) in Net Assets	(6,333,722)	14,046,294

Net Assets:
Beginning of year	96,245,943	82,199,649

End of year	$89,912,221	$96,245,943

Distributions in excess of net investment income	$(650)	$(650)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Year ended
	8/31/17	8/31/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$16,375,469	$17,014,240
Net realized gain	1,944,064	865,820
Net change in unrealized appreciation (depreciation)	(17,162,875)	13,403,506

Net increase in net assets resulting from operations	1,156,658	31,283,566

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(14,365,845)	(15,327,049)
Class C	(953,417)	(919,840)
Institutional Class	(1,056,207)	(749,637)

	(16,375,469)	(16,996,526)

Capital Share Transactions:
Proceeds from shares sold:
Class A	24,022,727	23,362,520
Class C	4,234,154	5,644,527
Institutional Class	19,470,435	10,837,456

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,019,460	12,797,450
Class C	882,040	855,469
Institutional Class	921,495	676,756

	61,550,311	54,174,178

	Year ended
	8/31/17	8/31/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(63,127,978)	$(51,422,585)
Class C	(6,923,286)	(4,051,162)
Institutional Class	(12,573,989)	(2,465,132)

	(82,625,253)	(57,938,879)

Decrease in net assets derived from capital share transactions	(21,074,942)	(3,764,701)

Net Increase (Decrease) in Net Assets	(36,293,753)	10,522,339

Net Assets:
Beginning of year	501,965,828	491,443,489

End of year	$465,672,075	$501,965,828

Distributions in excess of net investment income	$(108,966)	$(108,966)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.83	$11.44	$11.45	$10.69	$12.01

0.37	0.38	0.38	0.43	0.45
(0.35)	0.39	(0.01)	0.79	(1.20)

0.02	0.77	0.37	1.22	(0.75)

(0.37)	(0.38)	(0.38)	(0.43)	(0.45)
—	—	—	(0.03)	(0.12)

(0.37)	(0.38)	(0.38)	(0.46)	(0.57)

$11.48	$11.83	$11.44	$11.45	$10.69

0.24%	6.79%	3.24%	11.56%	(6.62% )

$66,839	$74,556	$77,085	$81,592	$83,896
0.84%	0.84%	0.85%	0.84%	0.84%
0.97%	0.96%	0.97%	0.96%	0.94%
3.25%	3.23%	3.28%	3.86%	3.83%
3.12%	3.11%	3.16%	3.74%	3.73%
9%	14%	12%	11%	18%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.87	$11.47	$11.48	$10.72	$12.04

0.29	0.29	0.29	0.35	0.36
(0.37)	0.40	(0.01)	0.78	(1.20)

(0.08)	0.69	0.28	1.13	(0.84)

(0.28)	(0.29)	(0.29)	(0.34)	(0.36)
—	—	—	(0.03)	(0.12)

(0.28)	(0.29)	(0.29)	(0.37)	(0.48)

$11.51	$11.87	$11.47	$11.48	$10.72

(0.59% )	6.07%	2.47%	10.72%	(7.30% )

$5,215	$6,816	$6,747	$6,238	$6,482
1.59%	1.59%	1.60%	1.59%	1.59%
1.72%	1.71%	1.72%	1.71%	1.69%
2.50%	2.48%	2.54%	3.11%	3.08%
2.37%	2.36%	2.42%	2.99%	2.98%
9%	14%	12%	11%	18%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Year ended			12/31/13[1] to 8/31/14

8/31/17	8/31/16	8/31/15

$11.84	$11.44	$11.45	$10.77

0.40	0.41	0.41	0.33
(0.36)	0.39	(0.01)	0.67

0.04	0.80	0.40	1.00

(0.40)	(0.40)	(0.41)	(0.32)

(0.40)	(0.40)	(0.41)	(0.32)

$11.48	$11.84	$11.44	$11.45

0.40%	7.14%	3.49%	9.39%

$7,080	$3,645	$744	$219
0.59%	0.59%	0.60%	0.59%
0.72%	0.71%	0.72%	0.71%
3.50%	3.48%	3.54%	4.06%
3.37%	3.36%	3.42%	3.94%
9%	14%	12%	11% [5]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.60	$12.11	$12.08	$11.11	$12.21

0.41	0.43	0.42	0.43	0.44
(0.34)	0.48	0.03	0.97	(1.10)

0.07	0.91	0.45	1.40	(0.66)

(0.41)	(0.42)	(0.42)	(0.43)	(0.44)

(0.41)	(0.42)	(0.42)	(0.43)	(0.44)

$12.26	$12.60	$12.11	$12.08	$11.11

0.63%	7.67%	3.73%	12.79%	(5.63% )

$54,076	$63,284	$60,550	$73,955	$85,269
0.82%	0.82%	0.83%	0.82%	0.82%
1.01%	1.01%	1.01%	1.00%	0.99%
3.36%	3.43%	3.42%	3.69%	3.62%
3.17%	3.24%	3.24%	3.51%	3.45%
27%	18%	24%	13%	38%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.62	$12.13	$12.10	$11.12	$12.23

0.32	0.33	0.33	0.34	0.35
(0.34)	0.49	0.02	0.98	(1.11)

(0.02)	0.82	0.35	1.32	(0.76)

(0.32)	(0.33)	(0.32)	(0.34)	(0.35)

(0.32)	(0.33)	(0.32)	(0.34)	(0.35)

$12.28	$12.62	$12.13	$12.10	$11.12

(0.12% )	6.86%	2.95%	12.04%	(6.41% )

$16,473	$18,827	$15,853	$15,473	$18,248
1.57%	1.57%	1.58%	1.57%	1.57%
1.76%	1.76%	1.76%	1.75%	1.74%
2.61%	2.68%	2.67%	2.94%	2.87%
2.42%	2.49%	2.49%	2.76%	2.70%
27%	18%	24%	13%	38%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Year ended			12/31/13[1] to 8/31/14

8/31/17	8/31/16	8/31/15

$12.60	$12.11	$12.08	$11.27

0.44	0.46	0.45	0.32
(0.34)	0.49	0.03	0.81

0.10	0.95	0.48	1.13

(0.44)	(0.46)	(0.45)	(0.32)

(0.44)	(0.46)	(0.45)	(0.32)

$12.26	$12.60	$12.11	$12.08

0.89%	7.94%	3.98%	10.10%

$28,209	$17,410	$10,308	$5,983
0.57%	0.57%	0.58%	0.57%
0.76%	0.76%	0.76%	0.75%
3.61%	3.68%	3.67%	3.89%
3.42%	3.49%	3.49%	3.71%
27%	18%	24%	13% [5]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.65	$11.24	$11.32	$10.49	$11.64

0.39	0.40	0.40	0.41	0.41
(0.37)	0.41	(0.08)	0.82	(1.15)

0.02	0.81	0.32	1.23	(0.74)

(0.39)	(0.40)	(0.40)	(0.40)	(0.41)

(0.39)	(0.40)	(0.40)	(0.40)	(0.41)

$11.28	$11.65	$11.24	$11.32	$10.49

0.26%	7.33%	2.87%	11.94%	(6.56% )

$165,554	$182,764	$174,078	$183,560	$190,311
0.84%	0.84%	0.85%	0.84%	0.84%
0.96%	0.96%	0.97%	0.97%	0.96%
3.48%	3.50%	3.54%	3.69%	3.60%
3.36%	3.38%	3.42%	3.56%	3.48%
17%	6%	10%	22%	21%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.68	$11.27	$11.35	$10.52	$11.67

0.31	0.32	0.32	0.32	0.33
(0.37)	0.41	(0.08)	0.83	(1.15)

(0.06)	0.73	0.24	1.15	(0.82)

(0.31)	(0.32)	(0.32)	(0.32)	(0.33)

(0.31)	(0.32)	(0.32)	(0.32)	(0.33)

$11.31	$11.68	$11.27	$11.35	$10.52

(0.48% )	6.52%	2.10%	11.09%	(7.23% )

$15,975	$16,461	$12,192	$12,029	$13,788
1.59%	1.59%	1.60%	1.59%	1.59%
1.71%	1.71%	1.72%	1.72%	1.71%
2.73%	2.75%	2.79%	2.94%	2.85%
2.61%	2.63%	2.67%	2.81%	2.73%
17%	6%	10%	22%	21%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Year ended			12/31/13[1] to 8/31/14

8/31/17	8/31/16	8/31/15

$11.65	$11.24	$11.32	$10.59

0.42	0.43	0.43	0.33
(0.37)	0.41	(0.08)	0.71

0.05	0.84	0.35	1.04

(0.42)	(0.43)	(0.43)	(0.31)

(0.42)	(0.43)	(0.43)	(0.31)

$11.28	$11.65	$11.24	$11.32

0.51%	7.60%	3.13%	9.89%

$19,788	$12,211	$5,102	$3,077
0.59%	0.59%	0.60%	0.59%
0.71%	0.71%	0.72%	0.72%
3.73%	3.75%	3.79%	3.91%
3.61%	3.63%	3.67%	3.78%
17%	6%	10%	22% [5]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.79	$11.51	$11.56	$10.99	$12.24

0.35	0.36	0.37	0.37	0.42
(0.30)	0.28	(0.06)	0.57	(1.25)

0.05	0.64	0.31	0.94	(0.83)

(0.35)	(0.36)	(0.36)	(0.37)	(0.42)

(0.35)	(0.36)	(0.36)	(0.37)	(0.42)

$11.49	$11.79	$11.51	$11.56	$10.99

0.47%	5.66%	2.76%	8.71%	(6.99% )

$67,907	$70,306	$75,163	$80,600	$87,537
0.86%	0.86%	0.88%	0.88%	0.88%
1.00%	0.99%	1.00%	0.99%	0.97%
3.03%	3.11%	3.17%	3.32%	3.51%
2.89%	2.98%	3.05%	3.21%	3.42%
10%	11%	7%	16%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.78	$11.50	$11.55	$10.98	$12.23

0.26	0.27	0.28	0.29	0.33
(0.30)	0.28	(0.05)	0.57	(1.25)

(0.04)	0.55	0.23	0.86	(0.92)

(0.26)	(0.27)	(0.28)	(0.29)	(0.33)

(0.26)	(0.27)	(0.28)	(0.29)	(0.33)

$11.48	$11.78	$11.50	$11.55	$10.98

(0.29% )	4.88%	1.99%	7.91%	(7.70% )

$29,375	$30,834	$28,557	$31,178	$33,236
1.61%	1.61%	1.63%	1.63%	1.63%
1.75%	1.74%	1.75%	1.74%	1.72%
2.28%	2.36%	2.42%	2.57%	2.76%
2.14%	2.23%	2.30%	2.46%	2.67%
10%	11%	7%	16%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

			12/31/13[1]
Year ended			to
8/31/17	8/31/16	8/31/15	8/31/14

$11.79	$11.51	$11.57	$11.06

0.37	0.39	0.40	0.29
(0.29)	0.28	(0.07)	0.51

0.08	0.67	0.33	0.80

(0.38)	(0.39)	(0.39)	(0.29)

(0.38)	(0.39)	(0.39)	(0.29)

$11.49	$11.79	$11.51	$11.57

0.71%	5.92%	2.92%	7.31%

$12,090	$10,248	$2,588	$1,080
0.61%	0.61%	0.63%	0.63%
0.75%	0.74%	0.75%	0.74%
3.28%	3.36%	3.42%	3.46%
3.14%	3.23%	3.30%	3.35%
10%	11%	7%	16% [5]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.98	$11.48	$11.46	$10.57	$11.67

0.35	0.36	0.37	0.37	0.37
(0.35)	0.50	0.02	0.89	(1.07)

—	0.86	0.39	1.26	(0.70)

(0.36)	(0.36)	(0.37)	(0.37)	(0.38)
—	—	—	—	(0.02)

(0.36)	(0.36)	(0.37)	(0.37)	(0.40)

$11.62	$11.98	$11.48	$11.46	$10.57

0.05%	7.57%	3.41%	12.06%	(6.27% )

$40,647	$55,418	$51,708	$52,589	$57,816
0.80%	0.80%	0.83%	0.80%	0.80%
1.03%	1.02%	1.07%	1.06%	1.03%
3.04%	3.06%	3.18%	3.32%	3.23%
2.81%	2.84%	2.94%	3.06%	3.00%
14%	8%	6%	20%	33%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[3]
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Year ended

8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.95	$11.45	$11.44	$10.54	$11.64

0.26	0.27	0.28	0.28	0.29
(0.35)	0.50	0.01	0.90	(1.08)

(0.09)	0.77	0.29	1.18	(0.79)

(0.27)	(0.27)	(0.28)	(0.28)	(0.29)
—	—	—	—	(0.02)

(0.27)	(0.27)	(0.28)	(0.28)	(0.31)

$11.59	$11.95	$11.45	$11.44	$10.54

(0.71% )	6.78%	2.55%	11.35%	(7.00% )

$17,073	$20,899	$17,825	$18,491	$21,152
1.55%	1.55%	1.58%	1.55%	1.55%
1.78%	1.77%	1.82%	1.81%	1.78%
2.29%	2.31%	2.43%	2.57%	2.48%
2.06%	2.09%	2.19%	2.31%	2.25%
14%	8%	6%	20%	33%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

			12/31/13[1]
Year ended			to
8/31/17	8/31/16	8/31/15	8/31/14

$11.97	$11.47	$11.46	$10.71

0.38	0.39	0.40	0.28
(0.35)	0.50	0.01	0.75

0.03	0.89	0.41	1.03

(0.39)	(0.39)	(0.40)	(0.28)

(0.39)	(0.39)	(0.40)	(0.28)

$11.61	$11.97	$11.47	$11.46

0.29%	7.84%	3.58%	9.69%

$32,192	$19,929	$12,667	$1,769
0.55%	0.55%	0.58%	0.55%
0.78%	0.77%	0.82%	0.80%
3.29%	3.31%	3.43%	3.55%
3.06%	3.09%	3.19%	3.30%
14%	8%	6%	20% [5]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

				3/1/13
Year ended				to	Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13[1]	2/28/13

$8.39	$8.15	$8.16	$7.59	$8.41	$8.26

0.28	0.29	0.29	0.29	0.15	0.32
(0.25)	0.24	(0.01)	0.57	(0.81)	0.15

0.03	0.53	0.28	0.86	(0.66)	0.47

(0.28)	(0.29)	(0.29)	(0.29)	(0.15)	(0.32)
—	—	—	—	(0.01)	—

(0.28)	(0.29)	(0.29)	(0.29)	(0.16)	(0.32)

$8.14	$8.39	$8.15	$8.16	$7.59	$8.41

0.48%	6.60%	3.45%	11.58%	(7.94% )	5.73%

$399,001	$439,379	$441,904	$451,301	$453,451	$524,539
0.88%	0.88%	0.89%	0.88%	0.88%	0.88%
0.94%	0.94%	0.95%	0.95%	1.00%	0.98%
3.51%	3.50%	3.51%	3.73%	3.64%	3.77%
3.45%	3.44%	3.45%	3.66%	3.52%	3.67%
15%	14%	13%	7%	5%	20%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

				3/1/13
Year ended				to	Year ended
8/31/17	8/31/16	8/31/15	8/31/14	8/31/13[1]	2/29/13

$8.39	$8.15	$8.16	$7.59	$8.41	$8.26

0.22	0.23	0.23	0.23	0.12	0.25
(0.25)	0.24	(0.01)	0.57	(0.81)	0.15

(0.03)	0.47	0.22	0.80	(0.69)	0.40

(0.22)	(0.23)	(0.23)	(0.23)	(0.12)	(0.25)
—	—	—	—	(0.01)	—

(0.22)	(0.23)	(0.23)	(0.23)	(0.13)	(0.25)

$8.14	$8.39	$8.15	$8.16	$7.59	$8.41

(0.27% )	5.79%	2.67%	10.74%	(8.29% )	4.93%

$33,298	$36,215	$32,799	$32,096	$32,617	$39,572
1.64%	1.64%	1.65%	1.64%	1.64%	1.64%
1.70%	1.70%	1.71%	1.71%	1.71%	1.69%
2.75%	2.74%	2.75%	2.97%	2.87%	3.01%
2.69%	2.68%	2.69%	2.90%	2.80%	2.96%
15%	14%	13%	7%	5%	20%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected in the “Statements of operations”, and had no impact on the ratios disclosed.

[5]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

			12/31/13[1]
Year ended			to
8/31/17	8/31/16	8/31/15	8/31/14

$8.38	$8.14	$8.16	$7.67

0.30	0.31	0.31	0.23
(0.25)	0.24	(0.02)	0.49

0.05	0.55	0.29	0.72

(0.30)	(0.31)	(0.31)	(0.23)

(0.30)	(0.31)	(0.31)	(0.23)

$8.13	$8.38	$8.14	$8.16

0.73%	6.86%	3.57%	9.44%

$33,373	$26,372	$16,740	$3,733
0.64%	0.64%	0.65%	0.64%
0.70%	0.70%	0.71%	0.71%
3.75%	3.74%	3.75%	3.89%
3.69%	3.68%	3.69%	3.82%
15%	14%	13%	7% [5]

Notes to financial statements
Delaware state tax-free funds	August 31, 2017

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended Aug. 31, 2017 and for all open tax years (years ended Aug. 31, 2014–Aug. 31, 2016), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended Aug. 31, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset shown under “Less expenses paid indirectly.”

Notes to financial statements
Delaware state tax-free funds

1. Significant Accounting Policies (continued)

For the year ended Aug. 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$835	$591	$16	$23	$468	$1,423

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the year ended Aug. 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$49	$38	$120	$57	$37	$352

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2016 through Aug. 31, 2017* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended Aug. 31, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$3,754	$4,393	$9,316	$4,970	$4,244	$21,968

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Aug. 31, 2017, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$16,121	$18,868	$40,007	$21,345	$18,224	$94,342

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on

Notes to financial statements
Delaware state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended Aug. 31, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$1,680	$1,978	$3,972	$2,225	$1,818	$9,894

For the year ended Aug. 31, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,655	$2,884	$19,081	$13,039	$9,134	$28,658

For the year ended Aug. 31, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$ —	$ —	$19,881	$ —	$ —	$4,886
Class C	49	566	2,532	5,586	2,584	1,865

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Aug. 31, 2017, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board review such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended Aug. 31, 2017, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$1,700,142	$3,700,366	$ 8,646,916	$—	$1,800,307	$18,403,900
Sales	3,342,594	6,300,934	12,501,472	1,249,733	1,350,305	22,281,620
Net realized gain (loss)	16,361	—	2,908	(9,495)	—	—

*	The aggregate contractual waiver period covering this report is from Dec. 29, 2015 through Dec. 29, 2017.

3. Investments

For the year ended Aug. 31, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$ 7,340,240	$26,958,326	$33,771,906	$13,718,224	$12,200,284	$69,403,623
Sales	10,062,266	25,445,904	35,895,645	10,849,408	13,776,424	92,211,150

Notes to financial statements
Delaware state tax-free funds

3. Investments (continued)

At Aug. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$73,890,966	$91,341,871	$187,210,492	$103,279,022	$84,419,849	$429,417,665

Aggregate unrealized appreciation of investments	$4,882,551	$6,972,544	$12,123,888	$5,467,651	$4,964,751	$31,624,231
Aggregate unrealized depreciation of investments	(225,319)	(85,186)	(94,317)	(181,084)	(204,470)	(269,988)

Net unrealized appreciation of investments	$4,657,232	$6,887,358	$12,029,571	$5,286,567	$4,760,281	$31,354,243

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Delaware Tax-Free Arizona Fund

Securities	Level 2

Assets:
Municipal Bonds	$78,448,198
Short-Term Investments	100,000

Total Value of Securities	$78,548,198

Delaware Tax-Free California Fund

Securities	Level 2

Assets:
Municipal Bonds	$97,229,229
Short-Term Investments	1,000,000

Total Value of Securities	$98,229,229

	Delaware Tax-Free Colorado Fund

Securities	Level 1	Level 2	Total

Assets:
Municipal Bonds	$—	$197,922,903	$197,922,903
Short-Term Investments[1]	117,160	1,200,000	1,317,160

Total Value of Securities	$117,160	$199,122,903	$199,240,063

	Delaware Tax-Free Idaho Fund

Securities	Level 1	Level 2	Total

Assets:
Municipal Bonds	$—	$107,576,415	$107,576,415
Short-Term Investments	989,174	—	989,174

Total Value of Securities	$989,174	$107,576,415	$108,565,589

Notes to financial statements
Delaware state tax-free funds

3. Investments (continued)

Delaware Tax-Free New York Fund

Securities	Level 2

Assets:
Municipal Bonds	$88,730,130
Short-Term Investments	450,000

Total Value of Securities	$89,180,130

Delaware Tax-Free Pennsylvania Fund

Securities	Level 2

Assets:
Municipal Bonds	$460,571,908
Short-Term Investments	200,000

Total Value of Securities	$460,771,908

[1]	Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

Short-Term Investments	Delaware Tax-Free Colorado Fund
Level 1	8.89%
Level 2	91.11%

Total	100.00%

During the year ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended Aug. 31, 2017, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the years ended Aug. 31, 2017 and 2016 was as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Year ended 8/31/17
Tax-exempt income	$2,575,526	$3,091,037	$6,839,347	$3,044,565	$2,697,749	$16,370,050
Ordinary income	3,498	11,251	55,260	54	52,240	5,419

Total	$2,579,024	$3,102,288	$6,894,607	$3,044,619	$2,749,989	$16,375,469

Year ended 8/31/16
Tax-exempt income	$2,689,506	$3,104,704	$6,879,093	$3,122,666	$2,616,203	$16,982,129
Ordinary income	—	—	12,948	15,668	4,661	14,397

Total	$2,689,506	$3,104,704	$6,892,041	$3,138,334	$2,620,864	$16,996,526

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2017, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Shares of beneficial interest	$75,458,619	$92,223,016	$192,938,295	$109,013,178	$85,869,369	$434,633,041
Undistributed tax-exempt income	81,310	94,847	514,801	53,815	65,507	284,023
Distributions payable	(61,342)	(76,084)	(162,243)	(70,459)	(66,157)	(392,989)
Qualified late year loss deferrals	—	(95,991)	—	—	—	—
Capital loss carryforwards	(1,001,515)	(275,180)	(4,003,916)	(4,910,808)	(716,779)	(206,243)
Unrealized appreciation of investments	4,657,232	6,887,358	12,029,571	5,286,567	4,760,281	31,354,243

Net assets	$79,134,304	$98,757,966	$201,316,508	$109,372,293	$89,912,221	$465,672,075

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on certain debt instruments and dividends payable, as applicable.

Notes to financial statements
Delaware state tax-free funds

5. Components of Net Assets on a Tax Basis (continued)

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2016 through Aug. 31, 2017 that, in accordance with federal income tax regulations, Delaware Tax-Free California Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2017, the Funds recorded the following reclassifications:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Undistributed (distributions in excess of) net investment income	$(10,575)	$6,084	$64,106	$(2,151)	$54,577	$ —
Accumulated net realized loss on investments	10,575	(6,084)	(64,106)	2,151	(54,577)	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2017, the Funds utilized capital loss carryforwards as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$381,240	$1,425,272	$1,027,304	$144,155	$706,460	$1,944,064

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character

	2019	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$—	$122,999	$878,516	$1,001,515
Delaware Tax-Free California Fund	275,180	—	—	275,180
Delaware Tax-Free Colorado Fund	—	2,993,345	1,010,571	4,003,916
Delaware Tax-Free Idaho Fund	—	1,833,277	3,077,531	4,910,808
Delaware Tax-Free New York Fund	—	716,779	—	716,779
Delaware Tax-Free Pennsylvania Fund	—	206,243	—	206,243

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund

	Year ended		Year ended		Year ended

	8/31/17	8/31/16	8/31/17	8/31/16	8/31/17	8/31/16
Shares sold:
Class A	359,663	347,660	383,352	701,825	985,610	1,001,554
Class C	33,021	29,485	165,912	285,854	175,888	407,406
Institutional Class	551,220	249,462	1,850,334	654,251	966,015	651,517
Shares issued upon reinvestment of dividends and distributions:
Class A	150,218	162,302	139,705	152,419	447,177	452,355
Class C	11,462	12,438	30,683	31,856	35,948	30,196
Institutional Class	10,753	2,739	39,148	33,281	45,871	20,442

	1,116,337	804,086	2,609,134	1,859,486	2,656,509	2,563,470

Shares redeemed:
Class A	(985,974)	(950,823)	(1,135,425)	(830,822)	(2,444,547)	(1,260,169)
Class C	(165,678)	(55,998)	(347,130)	(132,581)	(208,668)	(110,769)
Institutional Class	(253,082)	(9,278)	(970,674)	(156,704)	(306,096)	(77,983)

	(1,404,734)	(1,016,099)	(2,453,229)	(1,120,107)	(2,959,311)	(1,448,921)

Net increase (decrease)	(288,397)	(212,013)	155,905	739,379	(302,802)	1,114,549

Notes to financial statements
Delaware state tax-free funds

6. Capital Shares (continued)

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund

	Year ended		Year ended		Year ended

	8/31/17	8/31/16	8/31/17	8/31/16	8/31/17	8/31/16
Shares sold:
Class A	712,236	462,923	408,454	830,105	2,984,986	2,827,355
Class C	421,970	458,084	143,125	371,880	520,671	681,608
Institutional Class	514,605	705,902	1,640,607	696,843	2,422,421	1,308,734
Shares issued upon reinvestment of dividends and distributions:
Class A	156,594	171,664	112,866	129,600	1,487,678	1,549,879
Class C	55,720	55,505	28,463	28,374	109,128	103,563
Institutional Class	25,155	12,323	67,421	39,546	114,073	81,862

	1,886,280	1,866,401	2,400,936	2,096,348	7,638,957	6,553,001

Shares redeemed:
Class A	(921,199)	(1,204,089)	(1,648,934)	(838,385)	(7,851,159)	(6,233,023)
Class C	(536,178)	(380,117)	(447,347)	(208,022)	(857,681)	(493,096)
Institutional Class	(356,651)	(74,106)	(600,075)	(175,950)	(1,580,938)	(299,835)

	(1,814,028)	(1,658,312)	(2,696,356)	(1,222,357)	(10,289,778)	(7,025,954)

Net increase (decrease)	72,252	208,089	(295,420)	873,991	(2,650,821)	(472,953)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the years ended Aug. 31, 2017 and 2016, the Funds had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and the “Statements of changes in net assets.”

			Year ended
			8/31/17

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Arizona Fund	352,645	8,623	8,661	353,311	$4,090,914
Delaware Tax-Free California Fund	207,994	—	—	208,391	2,491,064
Delaware Tax-Free Colorado Fund	231,508	4,796	—	236,773	2,621,378
Delaware Tax-Free Idaho Fund	41,681	2,629	—	44,359	504,209
Delaware Tax-Free New York Fund	434,101	—	—	434,952	4,952,348
Delaware Tax-Free Pennsylvania Fund	700,054	64,109	2,538	763,686	6,134,831

		Year ended 8/31/16
	Exchange Redemptions	Exchange Subscriptions
		Institutional
	Class A	Class
	Shares	Shares	Value
Delaware Tax-Free Arizona Fund	130,733	130,972	$1,545,475
Delaware Tax-Free California Fund	37,724	37,791	474,797
Delaware Tax-Free Colorado Fund	6,827	6,832	79,602
Delaware Tax-Free New York Fund	5,845	5,851	69,844
Delaware Tax-Free Pennsylvania Fund	61,178	61,330	510,027

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.10%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 7, 2016.

On Nov. 7, 2016, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of Aug. 31, 2017, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure

Notes to financial statements
Delaware state tax-free funds

8. Geographic, Credit, and Market Risks (continued)

repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At Aug. 31, 2017, the percentages of each Fund’s net assets insured by bond insurers are listed on the next page and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
American Capital Access	1.27%	—	—	—	—	—
Assured Guaranty Corporation	—	—	—	4.03%	—	4.28%
Assured Guaranty Municipal Corporation	3.53%	0.95%	3.82%	9.25%	0.62%	1.14%
AMBAC Assurance Corporation	1.24%	—	—	—	—	0.43%
Build America Mutual Assurance	—	—	1.18%	—	—	0.60%
National Public Finance Guarantee Corporation	—	1.44%	—	—	0.85%	—
Syncora Guarantee Inc.	—	—	2.11%	—	—	—

	6.04%	2.39%	7.11%	13.28%	1.47%	6.45%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Funds have been identified on the “Schedules of investments.”

Notes to financial statements

Delaware state tax-free funds

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

11. Subsequent Events

Effective Sept. 1, 2017, each Fund entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2017, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II and Delaware Group® State Tax-Free Income Trust and the Shareholders of the Funds, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund (three of the series constituting Voyageur Mutual Funds), Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) and Delaware Tax-Free Pennsylvania Fund (constituting Delaware Group® State Tax-Free Income Trust) (hereafter collectively referred to as the “Funds”) as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2017

Other Fund information (Unaudited)

Delaware state tax-free funds

Tax Information

The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2017, each Fund reports distributions paid during the year as follows:

	(A) Ordinary Income Distributions (Tax Basis)	(B) Tax-Exempt Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Arizona Fund	0.14%	99.86%	100.00%
Delaware Tax-Free California Fund	0.36%	99.64%	100.00%
Delaware Tax-Free Colorado Fund	0.80%	99.20%	100.00%
Delaware Tax-Free Idaho Fund	—	100.00%	100.00%
Delaware Tax-Free New York Fund	1.90%	98.10%	100.00%
Delaware Tax-Free Pennsylvania Fund	0.03%	99.97%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund Investment Management Agreements

At a meeting held on Aug. 16–17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the

Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie (“Delaware Funds”) complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative

Other Fund information (Unaudited)
Delaware state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund Investment Management Agreements (continued)

annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Tax-Free Arizona Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free California Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Colorado Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the, 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the first quartile of the Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the third quartile of its Performance Universe. The Board observed that, when compared to “other states” municipal debt funds, the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports and other information delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Tax-Free New York Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Pennsylvania Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Tax-Free Arizona Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free California Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Colorado Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered favorably fee waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as a negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which

Other Fund information (Unaudited)
Delaware state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund Investment Management Agreements (continued)

had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Idaho Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free New York Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Tax-Free Pennsylvania Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through Dec. 29, 2017 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Funds have not reached a size at which they can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fees were structured so that if the Funds grow, economies of scale may be shared.

Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle1, [2]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015

Independent Trustees
Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 2015

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Shawn K. Lytle has served as	62	Trustee — UBS
President of		Relationship Funds,
Macquarie Investment		SMA Relationship
Management[3]		Trust, and UBS Funds
since June 2015 and was the		(May 2010–April 2015)
Regional Head of Americas for
UBS Global Asset
Management from
2010 through 2015.

Private Investor	62	None
(March 2004–Present)

Chief Executive Officer,	62	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and
Market Manager,		Director —
New Jersey Private		Santander Bank, N.A.
Bank (2005–2011) —
J.P. Morgan Chase & Co.
Executive Vice President	62	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risks, and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[3]	Macquarie Investment Management (formerly known as Delaware Investments) is the marketing name for Macquarie Management Holdings, Inc. (formerly known as Delaware Management Holdings, Inc.) and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	62	Director, Audit Committee,
Drexel University		and Governance Committee
(August 2010–Present)		Member — Community
Health Systems
President —
Franklin & Marshall College		Director — Drexel
(July 2002–July 2010)		Morgan & Co.

Director, Audit Committee
Member — vTv
Therapeutics LLC

Director — FS Credit Real
Estate Income Trust, Inc.
Private Investor	62	None
(2004–Present)

Chief Executive Officer —	62	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–December 2016)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware FundsSM by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	62	Director — HSBC Finance
(2010–April 2013) —		Corporation and HSBC
PNC Financial		North America Holdings Inc.
Services Group
		Director —
		HSBC USA Inc.

Vice President and Treasurer	62	Director, Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair, and Member of
Mergers & Acquisitions		Nominating, Investments, and
(January 2003–January 2006),		Audit Committees —
and Vice President		Okabena Company
and Treasurer		(2009–2014)
(July 1995–January 2003) — 3M Company

David F. Connor has served	62	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	62	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Richard Salus has served	62	None[2]
in various executive capacities at different times at
Macquarie Investment
Management.

About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Tax-Free of Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware FundsSM by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
John A. Fry
Lucinda S. Landreth
Thomas K. Whitford

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $193,000 for the fiscal year ended August 31, 2017.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $193,000 for the fiscal year ended August 31, 2016.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2017.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2016.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $667,000 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $23,635 for the fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $22,920 for the fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2017.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item $0 for the fiscal year ended August 31, 2016.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2016. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware FundsSM by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,180,000 and $10,036,000 for the registrant’s fiscal years ended August 31, 2017 and August 31, 2016, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 6, 2017

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 6, 2017